 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-1796

Fidelity Destiny Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Capital Development Fund Class I Semi-Annual Report March 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.6	4.4
General Electric Co.	3.3	3.5
Apple, Inc.	3.0	3.4
Microsoft Corp.	2.9	2.5
Bank of America Corp.	2.7	2.8
Citigroup, Inc.	2.2	2.6
Chevron Corp.	2.0	1.6
Procter & Gamble Co.	2.0	1.8
Qualcomm, Inc.	1.9	1.7
Alphabet, Inc. Class A	1.9	2.0
	25.5

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.0	23.1
Financials	18.7	21.0
Industrials	13.1	12.3
Health Care	12.2	12.8
Energy	11.6	8.6

Asset Allocation (% of fund's net assets)

As of March 31, 2016*
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 9.6%

As of September 30, 2015*
Stocks	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 10.1%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Automobiles - 0.1%
General Motors Co.	17,800	$559,454
Harley-Davidson, Inc.	27,600	1,416,708
Tesla Motors, Inc. (a)	1,200	275,724
		2,251,886
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.	111,400	5,757,152
Yum! Brands, Inc.	183,424	15,013,254
		20,770,406
Household Durables - 0.5%
KB Home	675,200	9,641,856
Taylor Morrison Home Corp. (a)	230,000	3,247,600
		12,889,456
Leisure Products - 0.1%
NJOY, Inc. (a)(b)	273,849	35,053
Polaris Industries, Inc.	33,200	3,269,536
		3,304,589
Media - 4.5%
Comcast Corp. Class A	740,500	45,229,740
Scripps Networks Interactive, Inc. Class A	238,800	15,641,400
Sinclair Broadcast Group, Inc. Class A	199,400	6,131,550
Time Warner, Inc.	498,010	36,130,626
Viacom, Inc. Class B (non-vtg.)	409,600	16,908,288
		120,041,604
Multiline Retail - 1.8%
Target Corp.	587,650	48,351,842
Specialty Retail - 1.3%
Dick's Sporting Goods, Inc.	63,800	2,982,650
Lowe's Companies, Inc.	410,400	31,087,800
Sally Beauty Holdings, Inc. (a)	35,900	1,162,442
		35,232,892
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	40,100	2,284,096

TOTAL CONSUMER DISCRETIONARY		245,126,771

CONSUMER STAPLES - 6.6%
Beverages - 2.0%
Diageo PLC	450,668	12,151,840
The Coca-Cola Co.	905,700	42,015,423
		54,167,263
Food & Staples Retailing - 1.1%
CVS Health Corp.	138,000	14,314,740
United Natural Foods, Inc. (a)	65,700	2,647,710
Walgreens Boots Alliance, Inc.	125,700	10,588,968
Whole Foods Market, Inc.	48,300	1,502,613
		29,054,031
Food Products - 0.3%
Mead Johnson Nutrition Co. Class A	83,500	7,094,995
Household Products - 2.0%
Procter & Gamble Co.	656,005	53,995,772
Tobacco - 1.2%
British American Tobacco PLC sponsored ADR	41,664	4,870,938
Philip Morris International, Inc.	271,844	26,670,615
		31,541,553

TOTAL CONSUMER STAPLES		175,853,614

ENERGY - 11.6%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	171,700	7,525,611
Ensco PLC Class A	138,100	1,432,097
Helmerich & Payne, Inc. (c)	58,800	3,452,736
National Oilwell Varco, Inc. (c)	267,500	8,319,250
Oceaneering International, Inc.	286,600	9,526,584
Schlumberger Ltd.	113,900	8,400,125
		38,656,403
Oil, Gas & Consumable Fuels - 10.1%
Amyris, Inc. (a)(c)	1,616,039	1,793,803
Anadarko Petroleum Corp.	105,100	4,894,507
Apache Corp.	581,400	28,378,134
Cabot Oil & Gas Corp.	445,300	10,112,763
Cenovus Energy, Inc.	774,600	10,079,492
Chevron Corp.	569,127	54,294,716
ConocoPhillips Co.	528,900	21,298,803
Devon Energy Corp.	114,300	3,136,392
Energy Transfer Equity LP	562,900	4,013,477
Golar LNG Ltd.	101,800	1,829,346
Imperial Oil Ltd. (c)	589,700	19,701,315
Kinder Morgan, Inc.	836,600	14,941,676
Legacy Reserves LP	186,124	182,402
MPLX LP	70,668	2,098,133
Noble Energy, Inc.	63,400	1,991,394
SM Energy Co.	253,600	4,752,464
Suncor Energy, Inc.	1,465,800	40,822,318
Teekay Offshore Partners LP	197,100	1,117,557
The Williams Companies, Inc.	1,287,392	20,688,389
Williams Partners LP	1,123,500	22,975,575
		269,102,656

TOTAL ENERGY		307,759,059

FINANCIALS - 18.7%
Banks - 12.8%
Bank of America Corp.	5,251,800	71,004,336
Citigroup, Inc.	1,415,404	59,093,117
Comerica, Inc.	334,200	12,656,154
Cullen/Frost Bankers, Inc.	12,600	694,386
Fifth Third Bancorp	140,000	2,336,600
JPMorgan Chase & Co.	1,623,210	96,126,495
Lloyds Banking Group PLC	1,034,000	1,007,115
PNC Financial Services Group, Inc.	91,016	7,697,223
Regions Financial Corp.	1,999,200	15,693,720
Standard Chartered PLC (United Kingdom)	783,994	5,320,967
SunTrust Banks, Inc.	738,000	26,627,040
U.S. Bancorp	708,742	28,767,838
Wells Fargo & Co.	280,550	13,567,398
		340,592,389
Capital Markets - 4.7%
Charles Schwab Corp.	622,555	17,443,991
Franklin Resources, Inc.	73,700	2,877,985
Goldman Sachs Group, Inc.	11,900	1,868,062
KKR & Co. LP	710,382	10,435,512
Morgan Stanley	922,100	23,061,721
Northern Trust Corp.	335,295	21,851,175
State Street Corp.	661,190	38,692,839
The Blackstone Group LP	336,400	9,436,020
		125,667,305
Diversified Financial Services - 0.0%
Markit Ltd. (a)	35,000	1,237,250
Insurance - 0.7%
Marsh & McLennan Companies, Inc.	6,900	419,451
MetLife, Inc.	278,600	12,241,684
Principal Financial Group, Inc.	151,300	5,968,785
		18,629,920
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (a)	1,289,300	9,888,931
Radian Group, Inc.	163,408	2,026,259
		11,915,190

TOTAL FINANCIALS		498,042,054

HEALTH CARE - 12.2%
Biotechnology - 2.9%
AbbVie, Inc.	112,900	6,448,848
Alnylam Pharmaceuticals, Inc. (a)	34,500	2,165,565
Amgen, Inc.	120,715	18,098,800
Biogen, Inc. (a)	59,100	15,384,912
BioMarin Pharmaceutical, Inc. (a)	58,000	4,783,840
Celgene Corp. (a)	85,800	8,587,722
Celldex Therapeutics, Inc. (a)	11,700	44,226
Discovery Laboratories, Inc. (a)	85,885	141,710
Genocea Biosciences, Inc. (a)	41,600	321,984
Insmed, Inc. (a)	147,800	1,872,626
Intercept Pharmaceuticals, Inc. (a)(c)	144,314	18,540,020
Spark Therapeutics, Inc. (a)	39,800	1,174,498
		77,564,751
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	330,900	13,841,547
Boston Scientific Corp. (a)	1,845,451	34,712,933
Medtronic PLC	226,800	17,010,000
Neovasc, Inc. (a)	80,100	342,027
NxStage Medical, Inc. (a)	22,700	340,273
St. Jude Medical, Inc.	45,800	2,519,000
Zimmer Biomet Holdings, Inc.	87,100	9,287,473
		78,053,253
Health Care Providers & Services - 1.2%
Express Scripts Holding Co. (a)	149,500	10,269,155
McKesson Corp.	140,380	22,074,755
		32,343,910
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	80,700	268,731
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	240,300	9,575,955
Pharmaceuticals - 4.8%
Allergan PLC (a)	23,600	6,325,508
Bristol-Myers Squibb Co.	35,400	2,261,352
GlaxoSmithKline PLC sponsored ADR	1,001,800	40,622,990
Jazz Pharmaceuticals PLC (a)	82,300	10,744,265
Johnson & Johnson	260,560	28,192,592
Novartis AG sponsored ADR	10,900	789,596
Sanofi SA	24,090	1,936,735
Teva Pharmaceutical Industries Ltd. sponsored ADR	612,650	32,782,902
TherapeuticsMD, Inc. (a)	768,900	4,920,960
		128,576,900

TOTAL HEALTH CARE		326,383,500

INDUSTRIALS - 13.1%
Aerospace & Defense - 1.5%
KEYW Holding Corp. (a)	120,517	800,233
The Boeing Co.	189,000	23,991,660
United Technologies Corp.	162,600	16,276,260
		41,068,153
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	50,200	3,726,346
FedEx Corp.	93,500	15,214,320
Hub Group, Inc. Class A (a)	176,200	7,187,198
United Parcel Service, Inc. Class B	309,800	32,674,606
		58,802,470
Building Products - 0.3%
Caesarstone Sdot-Yam Ltd. (a)	25,700	882,795
Lennox International, Inc.	51,600	6,975,804
		7,858,599
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	32,100	4,050,699
Electrical Equipment - 1.3%
AMETEK, Inc.	174,600	8,726,508
Eaton Corp. PLC	94,700	5,924,432
Emerson Electric Co.	243,900	13,263,282
Hubbell, Inc. Class B	56,918	6,029,324
		33,943,546
Industrial Conglomerates - 3.3%
General Electric Co.	2,781,800	88,433,422
Machinery - 1.0%
Cummins, Inc.	7,800	857,532
Deere & Co. (c)	99,600	7,668,204
Ingersoll-Rand PLC	94,100	5,835,141
Joy Global, Inc. (c)	197,900	3,180,253
Rexnord Corp. (a)	343,000	6,935,460
Wabtec Corp.	17,200	1,363,788
Xylem, Inc.	38,100	1,558,290
		27,398,668
Professional Services - 0.4%
IHS, Inc. Class A (a)	7,500	931,200
Verisk Analytics, Inc. (a)	110,600	8,839,152
		9,770,352
Road & Rail - 2.8%
Celadon Group, Inc.	30,300	317,544
CSX Corp.	855,000	22,016,250
Genesee & Wyoming, Inc. Class A (a)	212,400	13,317,480
J.B. Hunt Transport Services, Inc.	142,700	12,021,048
Kansas City Southern	118,800	10,151,460
Norfolk Southern Corp.	85,500	7,117,875
Old Dominion Freight Lines, Inc. (a)	93,200	6,488,584
Union Pacific Corp.	38,200	3,038,810
		74,469,051
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (a)	39,100	2,431,629

TOTAL INDUSTRIALS		348,226,589

INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,597,300	45,475,131
Electronic Equipment & Components - 0.1%
Fitbit, Inc.	99,600	1,508,940
Internet Software & Services - 4.7%
Alphabet, Inc.:
Class A	65,900	50,275,110
Class C	57,883	43,119,941
Facebook, Inc. Class A (a)	133,900	15,277,990
LinkedIn Corp. Class A (a)	6,500	743,275
Twitter, Inc. (a)	247,000	4,087,850
Yahoo!, Inc. (a)	277,259	10,205,904
		123,710,070
IT Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	79,300	4,972,110
First Data Corp.	658,505	8,095,002
First Data Corp. Class A (a)	175,600	2,272,264
IBM Corp.	189,800	28,745,210
MasterCard, Inc. Class A	331,600	31,336,200
Paychex, Inc.	257,300	13,896,773
PayPal Holdings, Inc. (a)	162,100	6,257,060
Unisys Corp. (a)	619,999	4,773,992
Visa, Inc. Class A	533,100	40,771,488
		141,120,099
Semiconductors & Semiconductor Equipment - 2.1%
Marvell Technology Group Ltd.	253,000	2,608,430
Maxim Integrated Products, Inc.	64,000	2,353,920
Qualcomm, Inc.	1,009,000	51,600,260
		56,562,610
Software - 4.6%
Adobe Systems, Inc. (a)	93,300	8,751,540
Autodesk, Inc. (a)	136,500	7,959,315
Microsoft Corp.	1,408,400	77,785,932
Mobileye NV (a)	94,100	3,508,989
Oracle Corp.	455,950	18,652,915
Salesforce.com, Inc. (a)	82,700	6,105,741
		122,764,432
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	737,600	80,391,024
EMC Corp.	1,185,600	31,596,240
Western Digital Corp.	186,700	8,819,708
		120,806,972

TOTAL INFORMATION TECHNOLOGY		611,948,254

MATERIALS - 3.2%
Chemicals - 2.5%
CF Industries Holdings, Inc.	145,600	4,563,104
E.I. du Pont de Nemours & Co.	109,247	6,917,520
Intrepid Potash, Inc. (a)	620,040	688,244
LyondellBasell Industries NV Class A	62,400	5,340,192
Monsanto Co.	311,600	27,339,784
Potash Corp. of Saskatchewan, Inc.	594,500	10,120,805
Syngenta AG (Switzerland)	20,332	8,431,616
W.R. Grace & Co. (a)	72,300	5,146,314
		68,547,579
Containers & Packaging - 0.5%
WestRock Co.	322,634	12,592,405
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (c)	479,700	4,960,098

TOTAL MATERIALS		86,100,082

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	305,506	16,521,764
UTILITIES - 0.9%
Electric Utilities - 0.7%
Exelon Corp.	567,300	20,343,378
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	330,900	4,755,033

TOTAL UTILITIES		25,098,411

TOTAL COMMON STOCKS
(Cost $2,492,737,643)		2,641,060,098
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19(d)
(Cost $1,375,000)	$1,375,000	1,102,578
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.39% (e)	17,000,284	17,000,284
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	31,433,077	31,433,077
TOTAL MONEY MARKET FUNDS
(Cost $48,433,361)		48,433,361
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $2,542,546,004)		2,690,596,037
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(24,752,411)
NET ASSETS - 100%		$2,665,843,626

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,053 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,102,578 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc.	2/14/14	$474,963

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,678
Fidelity Securities Lending Cash Central Fund	317,485
Total	$338,163

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$245,126,771	$245,091,718	$--	$35,053
Consumer Staples	175,853,614	163,701,774	12,151,840	--
Energy	307,759,059	307,759,059	--	--
Financials	498,042,054	497,034,939	1,007,115	--
Health Care	326,383,500	324,446,765	1,936,735	--
Industrials	348,226,589	348,226,589	--	--
Information Technology	611,948,254	603,853,252	8,095,002	--
Materials	86,100,082	77,668,466	8,431,616	--
Telecommunication Services	16,521,764	16,521,764	--	--
Utilities	25,098,411	25,098,411	--	--
Corporate Bonds	1,102,578	--	1,102,578	--
Money Market Funds	48,433,361	48,433,361	--	--
Total Investments in Securities:	$2,690,596,037	$2,657,836,098	$32,724,886	$35,053

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $30,536,594) — See accompanying schedule: Unaffiliated issuers (cost $2,494,112,643)	$2,642,162,676
Fidelity Central Funds (cost $48,433,361)	48,433,361
Total Investments (cost $2,542,546,004)		$2,690,596,037
Cash		30,112
Foreign currency held at value (cost $443)		2,167
Receivable for investments sold		11,409,615
Receivable for fund shares sold		114,102
Dividends receivable		4,586,980
Interest receivable		58,418
Distributions receivable from Fidelity Central Funds		44,821
Prepaid expenses		2,915
Other receivables		465,271
Total assets		2,707,310,438
Liabilities
Payable for investments purchased	$7,511,310
Payable for fund shares redeemed	996,715
Accrued management fee	1,208,358
Distribution and service plan fees payable	75,354
Other affiliated payables	117,298
Other payables and accrued expenses	124,700
Collateral on securities loaned, at value	31,433,077
Total liabilities		41,466,812
Net Assets		$2,665,843,626
Net Assets consist of:
Paid in capital		$2,499,631,931
Undistributed net investment income		10,238,993
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,107,559
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		147,865,143
Net Assets		$2,665,843,626
Class O:
Net Asset Value, offering price and redemption price per share ($2,305,493,508 ÷ 176,506,688 shares)		$13.06
Class A:
Net Asset Value and redemption price per share ($354,491,137 ÷ 27,975,909 shares)		$12.67
Maximum offering price per share (100/94.25 of $12.67)		$13.44
Class T:
Net Asset Value and redemption price per share ($2,042,336 ÷ 164,861 shares)		$12.39
Maximum offering price per share (100/96.50 of $12.39)		$12.84
Class B:
Net Asset Value and offering price per share ($54,944 ÷ 4,532 shares)(a)		$12.12
Class C:
Net Asset Value and offering price per share ($1,856,266 ÷ 154,486 shares)(a)		$12.02
Class I:
Net Asset Value, offering price and redemption price per share ($1,905,435 ÷ 145,180 shares)		$13.12

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$29,557,551
Interest		58,418
Income from Fidelity Central Funds		338,163
Total income		29,954,132
Expenses
Management fee	$7,330,403
Transfer agent fees	147,588
Distribution and service plan fees	456,960
Accounting and security lending fees	399,140
Custodian fees and expenses	45,294
Independent trustees' compensation	5,859
Depreciation in deferred trustee compensation account	(127)
Registration fees	33,256
Audit	36,924
Legal	11,723
Miscellaneous	21,118
Total expenses before reductions	8,488,138
Expense reductions	(9,872)	8,478,266
Net investment income (loss)		21,475,866
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,840,060
Foreign currency transactions	13,537
Total net realized gain (loss)		25,853,597
Change in net unrealized appreciation (depreciation) on: Investment securities	61,865,554
Assets and liabilities in foreign currencies	13,061
Total change in net unrealized appreciation (depreciation)		61,878,615
Net gain (loss)		87,732,212
Net increase (decrease) in net assets resulting from operations		$109,208,078

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,475,866	$40,656,071
Net realized gain (loss)	25,853,597	107,104,052
Change in net unrealized appreciation (depreciation)	61,878,615	(285,143,207)
Net increase (decrease) in net assets resulting from operations	109,208,078	(137,383,084)
Distributions to shareholders from net investment income	(41,057,988)	(37,611,672)
Distributions to shareholders from net realized gain	(113,554,669)	(413,083,355)
Total distributions	(154,612,657)	(450,695,027)
Share transactions - net increase (decrease)	66,895,810	203,326,997
Total increase (decrease) in net assets	21,491,231	(384,751,114)
Net Assets
Beginning of period	2,644,352,395	3,029,103,509
End of period (including undistributed net investment income of $10,238,993 and undistributed net investment income of $29,821,115, respectively)	$2,665,843,626	$2,644,352,395

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class O

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.30	$16.53	$14.24	$12.04	$9.67	$9.50
Income from Investment Operations
Net investment income (loss)A	.11	.21	.20	.11	.12	.05
Net realized and unrealized gain (loss)	.44	(.95)	2.19	2.22	2.32	.18
Total from investment operations	.55	(.74)	2.39	2.33	2.44	.23
Distributions from net investment income	(.21)	(.21)	(.10)	(.13)	(.06)	(.05)
Distributions from net realized gain	(.58)	(2.28)	–	–	(.01)	(.01)
Total distributions	(.79)	(2.49)	(.10)	(.13)	(.07)	(.06)
Net asset value, end of period	$13.06	$13.30	$16.53	$14.24	$12.04	$9.67
Total ReturnB,C,D	4.16%	(5.16)%	16.83%	19.62%	25.38%	2.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.59%G	.59%	.60%	.60%	.61%	.61%
Expenses net of fee waivers, if any	.59%G	.59%	.60%	.60%	.61%	.61%
Expenses net of all reductions	.59%G	.59%	.59%	.59%	.60%	.59%
Net investment income (loss)	1.65%G	1.40%	1.27%	.90%	1.05%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$2,305,494	$2,290,767	$2,634,214	$2,497,596	$2,382,741	$2,150,649
Portfolio turnover rateH	34%G	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.90	$16.10	$13.87	$11.74	$9.42	$9.26
Income from Investment Operations
Net investment income (loss)A	.09	.16	.15	.07	.08	.01
Net realized and unrealized gain (loss)	.43	(.92)	2.13	2.15	2.28	.17
Total from investment operations	.52	(.76)	2.28	2.22	2.36	.18
Distributions from net investment income	(.17)	(.17)	(.05)	(.09)	(.03)	(.01)
Distributions from net realized gain	(.58)	(2.28)	–	–	(.01)	(.01)
Total distributions	(.75)	(2.44)B	(.05)	(.09)	(.04)	(.02)
Net asset value, end of period	$12.67	$12.90	$16.10	$13.87	$11.74	$9.42
Total ReturnC,D,E,F	4.03%	(5.42)%	16.50%	19.12%	25.06%	1.91%
Ratios to Average Net AssetsG,H
Expenses before reductions	.89%I	.89%	.89%	.92%	.94%	.95%
Expenses net of fee waivers, if any	.89%I	.89%	.89%	.92%	.94%	.95%
Expenses net of all reductions	.89%I	.89%	.89%	.90%	.94%	.94%
Net investment income (loss)	1.35%I	1.10%	.97%	.58%	.71%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$354,491	$347,875	$389,001	$357,203	$325,967	$284,072
Portfolio turnover rateJ	34%I	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.278 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$15.78	$13.62	$11.55	$9.28	$9.15
Income from Investment Operations
Net investment income (loss)A	.05	.08	.06	.01	.02	(.04)
Net realized and unrealized gain (loss)	.42	(.89)	2.10	2.12	2.25	.17
Total from investment operations	.47	(.81)	2.16	2.13	2.27	.13
Distributions from net investment income	(.10)	(.10)	–	(.06)	–	–
Distributions from net realized gain	(.58)	(2.28)	–	–	–	–
Total distributions	(.67)B	(2.38)	–	(.06)	–	–
Net asset value, end of period	$12.39	$12.59	$15.78	$13.62	$11.55	$9.28
Total ReturnC,D,E	3.79%	(5.96)%	15.86%	18.50%	24.46%	1.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.44%H	1.43%	1.43%	1.45%	1.46%	1.45%
Expenses net of fee waivers, if any	1.44%H	1.43%	1.43%	1.45%	1.46%	1.45%
Expenses net of all reductions	1.44%H	1.42%	1.43%	1.43%	1.45%	1.43%
Net investment income (loss)	.80%H	.56%	.43%	.05%	.20%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,042	$2,066	$2,140	$1,543	$1,007	$739
Portfolio turnover rateI	34%H	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.575 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.27	$15.40	$13.35	$11.31	$9.13	$9.05
Income from Investment Operations
Net investment income (loss)A	.02	.01	–B	(.05)	(.03)	(.09)
Net realized and unrealized gain (loss)	.41	(.87)	2.05	2.09	2.21	.17
Total from investment operations	.43	(.86)	2.05	2.04	2.18	.08
Distributions from net investment income	(.01)	–	–	–	–	–
Distributions from net realized gain	(.58)	(2.27)	–	–	–	–
Total distributions	(.58)C	(2.27)	–	–	–	–
Net asset value, end of period	$12.12	$12.27	$15.40	$13.35	$11.31	$9.13
Total ReturnD,E,F	3.55%	(6.44)%	15.36%	18.04%	23.88%	.88%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.87%I	1.89%	1.89%	1.90%	1.90%	1.91%
Expenses net of fee waivers, if any	1.87%I	1.89%	1.89%	1.90%	1.90%	1.91%
Expenses net of all reductions	1.87%I	1.89%	1.89%	1.89%	1.90%	1.89%
Net investment income (loss)	.37%I	.09%	(.03)%	(.40)%	(.25)%	(.82)%
Supplemental Data
Net assets, end of period (000 omitted)	$55	$92	$144	$184	$235	$296
Portfolio turnover rateJ	34%I	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.009 and distributions from net realized gain of $.575 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.21	$15.36	$13.32	$11.28	$9.11	$9.02
Income from Investment Operations
Net investment income (loss)A	.02	.01	–B	(.05)	(.02)	(.08)
Net realized and unrealized gain (loss)	.42	(.87)	2.04	2.09	2.19	.17
Total from investment operations	.44	(.86)	2.04	2.04	2.17	.09
Distributions from net investment income	(.05)	(.01)	–	–	–	–
Distributions from net realized gain	(.58)	(2.28)	–	–	–	–
Total distributions	(.63)	(2.29)	–	–	–	–
Net asset value, end of period	$12.02	$12.21	$15.36	$13.32	$11.28	$9.11
Total ReturnC,D,E	3.60%	(6.43)%	15.32%	18.09%	23.82%	1.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.89%H	1.89%	1.89%	1.90%	1.87%	1.87%
Expenses net of fee waivers, if any	1.89%H	1.89%	1.89%	1.90%	1.87%	1.87%
Expenses net of all reductions	1.89%H	1.89%	1.89%	1.88%	1.87%	1.85%
Net investment income (loss)	.35%H	.10%	(.03)%	(.39)%	(.22)%	(.79)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,856	$1,948	$1,879	$1,764	$1,380	$1,007
Portfolio turnover rateI	34%H	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.34	$16.58	$14.28	$12.09	$9.71	$9.54
Income from Investment Operations
Net investment income (loss)A	.10	.19	.18	.09	.09	.02
Net realized and unrealized gain (loss)	.44	(.96)	2.20	2.21	2.34	.18
Total from investment operations	.54	(.77)	2.38	2.30	2.43	.20
Distributions from net investment income	(.19)	(.19)	(.08)	(.11)	(.04)	(.02)
Distributions from net realized gain	(.58)	(2.28)	–	–	(.01)	(.01)
Total distributions	(.76)B	(2.47)	(.08)	(.11)	(.05)	(.03)
Net asset value, end of period	$13.12	$13.34	$16.58	$14.28	$12.09	$9.71
Total ReturnC,D	4.10%	(5.35)%	16.72%	19.24%	25.10%	2.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.75%	.74%	.79%	.87%	.88%
Expenses net of fee waivers, if any	.77%G	.75%	.74%	.79%	.87%	.88%
Expenses net of all reductions	.77%G	.75%	.73%	.78%	.86%	.86%
Net investment income (loss)	1.48%G	1.24%	1.13%	.71%	.79%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$1,905	$1,604	$1,726	$1,281	$385	$199
Portfolio turnover rateH	34%G	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.76 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.575 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Class I, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$399,382,707
Gross unrealized depreciation	(258,684,917)
Net unrealized appreciation (depreciation) on securities	$140,697,790

Tax cost	$2,549,898,247

The Fund elected to defer to its next fiscal year approximately $2,434,838 of capital losses recognized during the period November 1, 2014 to September 30, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $456,082,907 and $535,420,547, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$441,566	$–
Class T	.25%	.25%	5,262	–
Class B	.75%	.25%	377	283
Class C	.75%	.25%	9,755	1,783
			$456,960	$2,066

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,791
Class T	447
Class B(a)	13
Class C(a)	97
$5,348

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Class I. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$43,396	.00(b)
Class A	95,917.05
Class T	3,722.35
Class B	109.29
Class C	2,941.30
Class I	1,503.18
	$147,588

 (a) Annualized

 (b) Amount less than 0.005%.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,000 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,514.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,976 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $317,485. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9,872.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2016	Year ended September 30, 2015
From net investment income
Class O	$36,421,738	$33,600,473
Class A	4,589,002	3,972,265
Class T	16,359	13,494
Class B	67	–
Class C	8,649	1,465
Class I	22,173	23,975
Total	$41,057,988	$37,611,672
From net realized gain
Class O	$97,862,898	$357,672,834
Class A	15,430,855	54,510,836
Class T	95,017	316,906
Class B	4,257	20,279
Class C	93,827	278,048
Class I	67,815	284,452
Total	$113,554,669	$413,083,355

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2016	Year ended September 30, 2015	Six months ended March 31, 2016	Year ended September 30, 2015
Class O
Shares sold	1,874,364	3,465,693	$24,893,011	$51,730,981
Reinvestment of distributions	10,013,152	27,334,022	129,970,694	381,036,246
Shares redeemed	(7,665,695)	(17,887,979)	(100,939,985)	(267,340,065)
Net increase (decrease)	4,221,821	12,911,736	$53,923,720	$165,427,162
Class A
Shares sold	847,581	1,335,357	$10,837,728	$19,472,587
Reinvestment of distributions	1,569,503	4,291,544	19,775,745	58,150,425
Shares redeemed	(1,410,551)	(2,815,140)	(17,865,980)	(40,869,718)
Net increase (decrease)	1,006,533	2,811,761	$12,747,493	$36,753,294
Class T
Shares sold	13,403	38,308	$163,784	$544,786
Reinvestment of distributions	8,994	24,795	110,987	329,525
Shares redeemed	(21,652)	(34,604)	(261,630)	(480,691)
Net increase (decrease)	745	28,499	$13,141	$393,620
Class B
Shares sold	539	–	$6,000	$–
Reinvestment of distributions	358	1,560	4,324	20,279
Shares redeemed	(3,894)	(3,365)	(46,729)	(46,212)
Net increase (decrease)	(2,997)	(1,805)	$(36,405)	$(25,933)
Class C
Shares sold	14,894	37,660	$180,674	$510,667
Reinvestment of distributions	6,942	17,743	83,232	229,419
Shares redeemed	(26,869)	(18,198)	(313,534)	(249,829)
Net increase (decrease)	(5,033)	37,205	$(49,628)	$490,257
Class I
Shares sold	37,563	75,425	$465,360	$1,179,164
Reinvestment of distributions	6,543	20,995	85,389	293,929
Shares redeemed	(19,115)	(80,371)	(253,260)	(1,184,496)
Net increase (decrease)	24,991	16,049	$297,489	$288,597

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Class O	.59%
Actual		$1,000.00	$1,041.60	$3.01
Hypothetical-C		$1,000.00	$1,022.05	$2.98
Class A	.89%
Actual		$1,000.00	$1,040.30	$4.54
Hypothetical-C		$1,000.00	$1,020.55	$4.50
Class T	1.44%
Actual		$1,000.00	$1,037.90	$7.34
Hypothetical-C		$1,000.00	$1,017.80	$7.26
Class B	1.87%
Actual		$1,000.00	$1,035.50	$9.52
Hypothetical-C		$1,000.00	$1,015.65	$9.42
Class C	1.89%
Actual		$1,000.00	$1,036.00	$9.62
Hypothetical-C		$1,000.00	$1,015.55	$9.52
Class I	.77%
Actual		$1,000.00	$1,041.00	$3.93
Hypothetical-C		$1,000.00	$1,021.15	$3.89

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ADESII-I-SANN-0516
1.814765.110

Fidelity Advisor® Capital Development Fund Class A, Class T, Class B and Class C Semi-Annual Report March 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.6	4.4
General Electric Co.	3.3	3.5
Apple, Inc.	3.0	3.4
Microsoft Corp.	2.9	2.5
Bank of America Corp.	2.7	2.8
Citigroup, Inc.	2.2	2.6
Chevron Corp.	2.0	1.6
Procter & Gamble Co.	2.0	1.8
Qualcomm, Inc.	1.9	1.7
Alphabet, Inc. Class A	1.9	2.0
	25.5

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.0	23.1
Financials	18.7	21.0
Industrials	13.1	12.3
Health Care	12.2	12.8
Energy	11.6	8.6

Asset Allocation (% of fund's net assets)

As of March 31, 2016*
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 9.6%

As of September 30, 2015*
Stocks	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 10.1%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Automobiles - 0.1%
General Motors Co.	17,800	$559,454
Harley-Davidson, Inc.	27,600	1,416,708
Tesla Motors, Inc. (a)	1,200	275,724
		2,251,886
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.	111,400	5,757,152
Yum! Brands, Inc.	183,424	15,013,254
		20,770,406
Household Durables - 0.5%
KB Home	675,200	9,641,856
Taylor Morrison Home Corp. (a)	230,000	3,247,600
		12,889,456
Leisure Products - 0.1%
NJOY, Inc. (a)(b)	273,849	35,053
Polaris Industries, Inc.	33,200	3,269,536
		3,304,589
Media - 4.5%
Comcast Corp. Class A	740,500	45,229,740
Scripps Networks Interactive, Inc. Class A	238,800	15,641,400
Sinclair Broadcast Group, Inc. Class A	199,400	6,131,550
Time Warner, Inc.	498,010	36,130,626
Viacom, Inc. Class B (non-vtg.)	409,600	16,908,288
		120,041,604
Multiline Retail - 1.8%
Target Corp.	587,650	48,351,842
Specialty Retail - 1.3%
Dick's Sporting Goods, Inc.	63,800	2,982,650
Lowe's Companies, Inc.	410,400	31,087,800
Sally Beauty Holdings, Inc. (a)	35,900	1,162,442
		35,232,892
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	40,100	2,284,096

TOTAL CONSUMER DISCRETIONARY		245,126,771

CONSUMER STAPLES - 6.6%
Beverages - 2.0%
Diageo PLC	450,668	12,151,840
The Coca-Cola Co.	905,700	42,015,423
		54,167,263
Food & Staples Retailing - 1.1%
CVS Health Corp.	138,000	14,314,740
United Natural Foods, Inc. (a)	65,700	2,647,710
Walgreens Boots Alliance, Inc.	125,700	10,588,968
Whole Foods Market, Inc.	48,300	1,502,613
		29,054,031
Food Products - 0.3%
Mead Johnson Nutrition Co. Class A	83,500	7,094,995
Household Products - 2.0%
Procter & Gamble Co.	656,005	53,995,772
Tobacco - 1.2%
British American Tobacco PLC sponsored ADR	41,664	4,870,938
Philip Morris International, Inc.	271,844	26,670,615
		31,541,553

TOTAL CONSUMER STAPLES		175,853,614

ENERGY - 11.6%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	171,700	7,525,611
Ensco PLC Class A	138,100	1,432,097
Helmerich & Payne, Inc. (c)	58,800	3,452,736
National Oilwell Varco, Inc. (c)	267,500	8,319,250
Oceaneering International, Inc.	286,600	9,526,584
Schlumberger Ltd.	113,900	8,400,125
		38,656,403
Oil, Gas & Consumable Fuels - 10.1%
Amyris, Inc. (a)(c)	1,616,039	1,793,803
Anadarko Petroleum Corp.	105,100	4,894,507
Apache Corp.	581,400	28,378,134
Cabot Oil & Gas Corp.	445,300	10,112,763
Cenovus Energy, Inc.	774,600	10,079,492
Chevron Corp.	569,127	54,294,716
ConocoPhillips Co.	528,900	21,298,803
Devon Energy Corp.	114,300	3,136,392
Energy Transfer Equity LP	562,900	4,013,477
Golar LNG Ltd.	101,800	1,829,346
Imperial Oil Ltd. (c)	589,700	19,701,315
Kinder Morgan, Inc.	836,600	14,941,676
Legacy Reserves LP	186,124	182,402
MPLX LP	70,668	2,098,133
Noble Energy, Inc.	63,400	1,991,394
SM Energy Co.	253,600	4,752,464
Suncor Energy, Inc.	1,465,800	40,822,318
Teekay Offshore Partners LP	197,100	1,117,557
The Williams Companies, Inc.	1,287,392	20,688,389
Williams Partners LP	1,123,500	22,975,575
		269,102,656

TOTAL ENERGY		307,759,059

FINANCIALS - 18.7%
Banks - 12.8%
Bank of America Corp.	5,251,800	71,004,336
Citigroup, Inc.	1,415,404	59,093,117
Comerica, Inc.	334,200	12,656,154
Cullen/Frost Bankers, Inc.	12,600	694,386
Fifth Third Bancorp	140,000	2,336,600
JPMorgan Chase & Co.	1,623,210	96,126,495
Lloyds Banking Group PLC	1,034,000	1,007,115
PNC Financial Services Group, Inc.	91,016	7,697,223
Regions Financial Corp.	1,999,200	15,693,720
Standard Chartered PLC (United Kingdom)	783,994	5,320,967
SunTrust Banks, Inc.	738,000	26,627,040
U.S. Bancorp	708,742	28,767,838
Wells Fargo & Co.	280,550	13,567,398
		340,592,389
Capital Markets - 4.7%
Charles Schwab Corp.	622,555	17,443,991
Franklin Resources, Inc.	73,700	2,877,985
Goldman Sachs Group, Inc.	11,900	1,868,062
KKR & Co. LP	710,382	10,435,512
Morgan Stanley	922,100	23,061,721
Northern Trust Corp.	335,295	21,851,175
State Street Corp.	661,190	38,692,839
The Blackstone Group LP	336,400	9,436,020
		125,667,305
Diversified Financial Services - 0.0%
Markit Ltd. (a)	35,000	1,237,250
Insurance - 0.7%
Marsh & McLennan Companies, Inc.	6,900	419,451
MetLife, Inc.	278,600	12,241,684
Principal Financial Group, Inc.	151,300	5,968,785
		18,629,920
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (a)	1,289,300	9,888,931
Radian Group, Inc.	163,408	2,026,259
		11,915,190

TOTAL FINANCIALS		498,042,054

HEALTH CARE - 12.2%
Biotechnology - 2.9%
AbbVie, Inc.	112,900	6,448,848
Alnylam Pharmaceuticals, Inc. (a)	34,500	2,165,565
Amgen, Inc.	120,715	18,098,800
Biogen, Inc. (a)	59,100	15,384,912
BioMarin Pharmaceutical, Inc. (a)	58,000	4,783,840
Celgene Corp. (a)	85,800	8,587,722
Celldex Therapeutics, Inc. (a)	11,700	44,226
Discovery Laboratories, Inc. (a)	85,885	141,710
Genocea Biosciences, Inc. (a)	41,600	321,984
Insmed, Inc. (a)	147,800	1,872,626
Intercept Pharmaceuticals, Inc. (a)(c)	144,314	18,540,020
Spark Therapeutics, Inc. (a)	39,800	1,174,498
		77,564,751
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	330,900	13,841,547
Boston Scientific Corp. (a)	1,845,451	34,712,933
Medtronic PLC	226,800	17,010,000
Neovasc, Inc. (a)	80,100	342,027
NxStage Medical, Inc. (a)	22,700	340,273
St. Jude Medical, Inc.	45,800	2,519,000
Zimmer Biomet Holdings, Inc.	87,100	9,287,473
		78,053,253
Health Care Providers & Services - 1.2%
Express Scripts Holding Co. (a)	149,500	10,269,155
McKesson Corp.	140,380	22,074,755
		32,343,910
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	80,700	268,731
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	240,300	9,575,955
Pharmaceuticals - 4.8%
Allergan PLC (a)	23,600	6,325,508
Bristol-Myers Squibb Co.	35,400	2,261,352
GlaxoSmithKline PLC sponsored ADR	1,001,800	40,622,990
Jazz Pharmaceuticals PLC (a)	82,300	10,744,265
Johnson & Johnson	260,560	28,192,592
Novartis AG sponsored ADR	10,900	789,596
Sanofi SA	24,090	1,936,735
Teva Pharmaceutical Industries Ltd. sponsored ADR	612,650	32,782,902
TherapeuticsMD, Inc. (a)	768,900	4,920,960
		128,576,900

TOTAL HEALTH CARE		326,383,500

INDUSTRIALS - 13.1%
Aerospace & Defense - 1.5%
KEYW Holding Corp. (a)	120,517	800,233
The Boeing Co.	189,000	23,991,660
United Technologies Corp.	162,600	16,276,260
		41,068,153
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	50,200	3,726,346
FedEx Corp.	93,500	15,214,320
Hub Group, Inc. Class A (a)	176,200	7,187,198
United Parcel Service, Inc. Class B	309,800	32,674,606
		58,802,470
Building Products - 0.3%
Caesarstone Sdot-Yam Ltd. (a)	25,700	882,795
Lennox International, Inc.	51,600	6,975,804
		7,858,599
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	32,100	4,050,699
Electrical Equipment - 1.3%
AMETEK, Inc.	174,600	8,726,508
Eaton Corp. PLC	94,700	5,924,432
Emerson Electric Co.	243,900	13,263,282
Hubbell, Inc. Class B	56,918	6,029,324
		33,943,546
Industrial Conglomerates - 3.3%
General Electric Co.	2,781,800	88,433,422
Machinery - 1.0%
Cummins, Inc.	7,800	857,532
Deere & Co. (c)	99,600	7,668,204
Ingersoll-Rand PLC	94,100	5,835,141
Joy Global, Inc. (c)	197,900	3,180,253
Rexnord Corp. (a)	343,000	6,935,460
Wabtec Corp.	17,200	1,363,788
Xylem, Inc.	38,100	1,558,290
		27,398,668
Professional Services - 0.4%
IHS, Inc. Class A (a)	7,500	931,200
Verisk Analytics, Inc. (a)	110,600	8,839,152
		9,770,352
Road & Rail - 2.8%
Celadon Group, Inc.	30,300	317,544
CSX Corp.	855,000	22,016,250
Genesee & Wyoming, Inc. Class A (a)	212,400	13,317,480
J.B. Hunt Transport Services, Inc.	142,700	12,021,048
Kansas City Southern	118,800	10,151,460
Norfolk Southern Corp.	85,500	7,117,875
Old Dominion Freight Lines, Inc. (a)	93,200	6,488,584
Union Pacific Corp.	38,200	3,038,810
		74,469,051
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (a)	39,100	2,431,629

TOTAL INDUSTRIALS		348,226,589

INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,597,300	45,475,131
Electronic Equipment & Components - 0.1%
Fitbit, Inc.	99,600	1,508,940
Internet Software & Services - 4.7%
Alphabet, Inc.:
Class A	65,900	50,275,110
Class C	57,883	43,119,941
Facebook, Inc. Class A (a)	133,900	15,277,990
LinkedIn Corp. Class A (a)	6,500	743,275
Twitter, Inc. (a)	247,000	4,087,850
Yahoo!, Inc. (a)	277,259	10,205,904
		123,710,070
IT Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	79,300	4,972,110
First Data Corp.	658,505	8,095,002
First Data Corp. Class A (a)	175,600	2,272,264
IBM Corp.	189,800	28,745,210
MasterCard, Inc. Class A	331,600	31,336,200
Paychex, Inc.	257,300	13,896,773
PayPal Holdings, Inc. (a)	162,100	6,257,060
Unisys Corp. (a)	619,999	4,773,992
Visa, Inc. Class A	533,100	40,771,488
		141,120,099
Semiconductors & Semiconductor Equipment - 2.1%
Marvell Technology Group Ltd.	253,000	2,608,430
Maxim Integrated Products, Inc.	64,000	2,353,920
Qualcomm, Inc.	1,009,000	51,600,260
		56,562,610
Software - 4.6%
Adobe Systems, Inc. (a)	93,300	8,751,540
Autodesk, Inc. (a)	136,500	7,959,315
Microsoft Corp.	1,408,400	77,785,932
Mobileye NV (a)	94,100	3,508,989
Oracle Corp.	455,950	18,652,915
Salesforce.com, Inc. (a)	82,700	6,105,741
		122,764,432
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	737,600	80,391,024
EMC Corp.	1,185,600	31,596,240
Western Digital Corp.	186,700	8,819,708
		120,806,972

TOTAL INFORMATION TECHNOLOGY		611,948,254

MATERIALS - 3.2%
Chemicals - 2.5%
CF Industries Holdings, Inc.	145,600	4,563,104
E.I. du Pont de Nemours & Co.	109,247	6,917,520
Intrepid Potash, Inc. (a)	620,040	688,244
LyondellBasell Industries NV Class A	62,400	5,340,192
Monsanto Co.	311,600	27,339,784
Potash Corp. of Saskatchewan, Inc.	594,500	10,120,805
Syngenta AG (Switzerland)	20,332	8,431,616
W.R. Grace & Co. (a)	72,300	5,146,314
		68,547,579
Containers & Packaging - 0.5%
WestRock Co.	322,634	12,592,405
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (c)	479,700	4,960,098

TOTAL MATERIALS		86,100,082

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	305,506	16,521,764
UTILITIES - 0.9%
Electric Utilities - 0.7%
Exelon Corp.	567,300	20,343,378
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	330,900	4,755,033

TOTAL UTILITIES		25,098,411

TOTAL COMMON STOCKS
(Cost $2,492,737,643)		2,641,060,098
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19(d)
(Cost $1,375,000)	$1,375,000	1,102,578
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.39% (e)	17,000,284	17,000,284
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	31,433,077	31,433,077
TOTAL MONEY MARKET FUNDS
(Cost $48,433,361)		48,433,361
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $2,542,546,004)		2,690,596,037
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(24,752,411)
NET ASSETS - 100%		$2,665,843,626

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,053 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,102,578 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc.	2/14/14	$474,963

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,678
Fidelity Securities Lending Cash Central Fund	317,485
Total	$338,163

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$245,126,771	$245,091,718	$--	$35,053
Consumer Staples	175,853,614	163,701,774	12,151,840	--
Energy	307,759,059	307,759,059	--	--
Financials	498,042,054	497,034,939	1,007,115	--
Health Care	326,383,500	324,446,765	1,936,735	--
Industrials	348,226,589	348,226,589	--	--
Information Technology	611,948,254	603,853,252	8,095,002	--
Materials	86,100,082	77,668,466	8,431,616	--
Telecommunication Services	16,521,764	16,521,764	--	--
Utilities	25,098,411	25,098,411	--	--
Corporate Bonds	1,102,578	--	1,102,578	--
Money Market Funds	48,433,361	48,433,361	--	--
Total Investments in Securities:	$2,690,596,037	$2,657,836,098	$32,724,886	$35,053

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $30,536,594) — See accompanying schedule: Unaffiliated issuers (cost $2,494,112,643)	$2,642,162,676
Fidelity Central Funds (cost $48,433,361)	48,433,361
Total Investments (cost $2,542,546,004)		$2,690,596,037
Cash		30,112
Foreign currency held at value (cost $443)		2,167
Receivable for investments sold		11,409,615
Receivable for fund shares sold		114,102
Dividends receivable		4,586,980
Interest receivable		58,418
Distributions receivable from Fidelity Central Funds		44,821
Prepaid expenses		2,915
Other receivables		465,271
Total assets		2,707,310,438
Liabilities
Payable for investments purchased	$7,511,310
Payable for fund shares redeemed	996,715
Accrued management fee	1,208,358
Distribution and service plan fees payable	75,354
Other affiliated payables	117,298
Other payables and accrued expenses	124,700
Collateral on securities loaned, at value	31,433,077
Total liabilities		41,466,812
Net Assets		$2,665,843,626
Net Assets consist of:
Paid in capital		$2,499,631,931
Undistributed net investment income		10,238,993
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,107,559
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		147,865,143
Net Assets		$2,665,843,626
Class O:
Net Asset Value, offering price and redemption price per share ($2,305,493,508 ÷ 176,506,688 shares)		$13.06
Class A:
Net Asset Value and redemption price per share ($354,491,137 ÷ 27,975,909 shares)		$12.67
Maximum offering price per share (100/94.25 of $12.67)		$13.44
Class T:
Net Asset Value and redemption price per share ($2,042,336 ÷ 164,861 shares)		$12.39
Maximum offering price per share (100/96.50 of $12.39)		$12.84
Class B:
Net Asset Value and offering price per share ($54,944 ÷ 4,532 shares)(a)		$12.12
Class C:
Net Asset Value and offering price per share ($1,856,266 ÷ 154,486 shares)(a)		$12.02
Class I:
Net Asset Value, offering price and redemption price per share ($1,905,435 ÷ 145,180 shares)		$13.12

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$29,557,551
Interest		58,418
Income from Fidelity Central Funds		338,163
Total income		29,954,132
Expenses
Management fee	$7,330,403
Transfer agent fees	147,588
Distribution and service plan fees	456,960
Accounting and security lending fees	399,140
Custodian fees and expenses	45,294
Independent trustees' compensation	5,859
Depreciation in deferred trustee compensation account	(127)
Registration fees	33,256
Audit	36,924
Legal	11,723
Miscellaneous	21,118
Total expenses before reductions	8,488,138
Expense reductions	(9,872)	8,478,266
Net investment income (loss)		21,475,866
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,840,060
Foreign currency transactions	13,537
Total net realized gain (loss)		25,853,597
Change in net unrealized appreciation (depreciation) on: Investment securities	61,865,554
Assets and liabilities in foreign currencies	13,061
Total change in net unrealized appreciation (depreciation)		61,878,615
Net gain (loss)		87,732,212
Net increase (decrease) in net assets resulting from operations		$109,208,078

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,475,866	$40,656,071
Net realized gain (loss)	25,853,597	107,104,052
Change in net unrealized appreciation (depreciation)	61,878,615	(285,143,207)
Net increase (decrease) in net assets resulting from operations	109,208,078	(137,383,084)
Distributions to shareholders from net investment income	(41,057,988)	(37,611,672)
Distributions to shareholders from net realized gain	(113,554,669)	(413,083,355)
Total distributions	(154,612,657)	(450,695,027)
Share transactions - net increase (decrease)	66,895,810	203,326,997
Total increase (decrease) in net assets	21,491,231	(384,751,114)
Net Assets
Beginning of period	2,644,352,395	3,029,103,509
End of period (including undistributed net investment income of $10,238,993 and undistributed net investment income of $29,821,115, respectively)	$2,665,843,626	$2,644,352,395

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class O

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.30	$16.53	$14.24	$12.04	$9.67	$9.50
Income from Investment Operations
Net investment income (loss)A	.11	.21	.20	.11	.12	.05
Net realized and unrealized gain (loss)	.44	(.95)	2.19	2.22	2.32	.18
Total from investment operations	.55	(.74)	2.39	2.33	2.44	.23
Distributions from net investment income	(.21)	(.21)	(.10)	(.13)	(.06)	(.05)
Distributions from net realized gain	(.58)	(2.28)	–	–	(.01)	(.01)
Total distributions	(.79)	(2.49)	(.10)	(.13)	(.07)	(.06)
Net asset value, end of period	$13.06	$13.30	$16.53	$14.24	$12.04	$9.67
Total ReturnB,C,D	4.16%	(5.16)%	16.83%	19.62%	25.38%	2.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.59%G	.59%	.60%	.60%	.61%	.61%
Expenses net of fee waivers, if any	.59%G	.59%	.60%	.60%	.61%	.61%
Expenses net of all reductions	.59%G	.59%	.59%	.59%	.60%	.59%
Net investment income (loss)	1.65%G	1.40%	1.27%	.90%	1.05%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$2,305,494	$2,290,767	$2,634,214	$2,497,596	$2,382,741	$2,150,649
Portfolio turnover rateH	34%G	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.90	$16.10	$13.87	$11.74	$9.42	$9.26
Income from Investment Operations
Net investment income (loss)A	.09	.16	.15	.07	.08	.01
Net realized and unrealized gain (loss)	.43	(.92)	2.13	2.15	2.28	.17
Total from investment operations	.52	(.76)	2.28	2.22	2.36	.18
Distributions from net investment income	(.17)	(.17)	(.05)	(.09)	(.03)	(.01)
Distributions from net realized gain	(.58)	(2.28)	–	–	(.01)	(.01)
Total distributions	(.75)	(2.44)B	(.05)	(.09)	(.04)	(.02)
Net asset value, end of period	$12.67	$12.90	$16.10	$13.87	$11.74	$9.42
Total ReturnC,D,E,F	4.03%	(5.42)%	16.50%	19.12%	25.06%	1.91%
Ratios to Average Net AssetsG,H
Expenses before reductions	.89%I	.89%	.89%	.92%	.94%	.95%
Expenses net of fee waivers, if any	.89%I	.89%	.89%	.92%	.94%	.95%
Expenses net of all reductions	.89%I	.89%	.89%	.90%	.94%	.94%
Net investment income (loss)	1.35%I	1.10%	.97%	.58%	.71%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$354,491	$347,875	$389,001	$357,203	$325,967	$284,072
Portfolio turnover rateJ	34%I	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.278 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$15.78	$13.62	$11.55	$9.28	$9.15
Income from Investment Operations
Net investment income (loss)A	.05	.08	.06	.01	.02	(.04)
Net realized and unrealized gain (loss)	.42	(.89)	2.10	2.12	2.25	.17
Total from investment operations	.47	(.81)	2.16	2.13	2.27	.13
Distributions from net investment income	(.10)	(.10)	–	(.06)	–	–
Distributions from net realized gain	(.58)	(2.28)	–	–	–	–
Total distributions	(.67)B	(2.38)	–	(.06)	–	–
Net asset value, end of period	$12.39	$12.59	$15.78	$13.62	$11.55	$9.28
Total ReturnC,D,E	3.79%	(5.96)%	15.86%	18.50%	24.46%	1.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.44%H	1.43%	1.43%	1.45%	1.46%	1.45%
Expenses net of fee waivers, if any	1.44%H	1.43%	1.43%	1.45%	1.46%	1.45%
Expenses net of all reductions	1.44%H	1.42%	1.43%	1.43%	1.45%	1.43%
Net investment income (loss)	.80%H	.56%	.43%	.05%	.20%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,042	$2,066	$2,140	$1,543	$1,007	$739
Portfolio turnover rateI	34%H	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.575 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.27	$15.40	$13.35	$11.31	$9.13	$9.05
Income from Investment Operations
Net investment income (loss)A	.02	.01	–B	(.05)	(.03)	(.09)
Net realized and unrealized gain (loss)	.41	(.87)	2.05	2.09	2.21	.17
Total from investment operations	.43	(.86)	2.05	2.04	2.18	.08
Distributions from net investment income	(.01)	–	–	–	–	–
Distributions from net realized gain	(.58)	(2.27)	–	–	–	–
Total distributions	(.58)C	(2.27)	–	–	–	–
Net asset value, end of period	$12.12	$12.27	$15.40	$13.35	$11.31	$9.13
Total ReturnD,E,F	3.55%	(6.44)%	15.36%	18.04%	23.88%	.88%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.87%I	1.89%	1.89%	1.90%	1.90%	1.91%
Expenses net of fee waivers, if any	1.87%I	1.89%	1.89%	1.90%	1.90%	1.91%
Expenses net of all reductions	1.87%I	1.89%	1.89%	1.89%	1.90%	1.89%
Net investment income (loss)	.37%I	.09%	(.03)%	(.40)%	(.25)%	(.82)%
Supplemental Data
Net assets, end of period (000 omitted)	$55	$92	$144	$184	$235	$296
Portfolio turnover rateJ	34%I	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.009 and distributions from net realized gain of $.575 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.21	$15.36	$13.32	$11.28	$9.11	$9.02
Income from Investment Operations
Net investment income (loss)A	.02	.01	–B	(.05)	(.02)	(.08)
Net realized and unrealized gain (loss)	.42	(.87)	2.04	2.09	2.19	.17
Total from investment operations	.44	(.86)	2.04	2.04	2.17	.09
Distributions from net investment income	(.05)	(.01)	–	–	–	–
Distributions from net realized gain	(.58)	(2.28)	–	–	–	–
Total distributions	(.63)	(2.29)	–	–	–	–
Net asset value, end of period	$12.02	$12.21	$15.36	$13.32	$11.28	$9.11
Total ReturnC,D,E	3.60%	(6.43)%	15.32%	18.09%	23.82%	1.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.89%H	1.89%	1.89%	1.90%	1.87%	1.87%
Expenses net of fee waivers, if any	1.89%H	1.89%	1.89%	1.90%	1.87%	1.87%
Expenses net of all reductions	1.89%H	1.89%	1.89%	1.88%	1.87%	1.85%
Net investment income (loss)	.35%H	.10%	(.03)%	(.39)%	(.22)%	(.79)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,856	$1,948	$1,879	$1,764	$1,380	$1,007
Portfolio turnover rateI	34%H	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.34	$16.58	$14.28	$12.09	$9.71	$9.54
Income from Investment Operations
Net investment income (loss)A	.10	.19	.18	.09	.09	.02
Net realized and unrealized gain (loss)	.44	(.96)	2.20	2.21	2.34	.18
Total from investment operations	.54	(.77)	2.38	2.30	2.43	.20
Distributions from net investment income	(.19)	(.19)	(.08)	(.11)	(.04)	(.02)
Distributions from net realized gain	(.58)	(2.28)	–	–	(.01)	(.01)
Total distributions	(.76)B	(2.47)	(.08)	(.11)	(.05)	(.03)
Net asset value, end of period	$13.12	$13.34	$16.58	$14.28	$12.09	$9.71
Total ReturnC,D	4.10%	(5.35)%	16.72%	19.24%	25.10%	2.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.75%	.74%	.79%	.87%	.88%
Expenses net of fee waivers, if any	.77%G	.75%	.74%	.79%	.87%	.88%
Expenses net of all reductions	.77%G	.75%	.73%	.78%	.86%	.86%
Net investment income (loss)	1.48%G	1.24%	1.13%	.71%	.79%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$1,905	$1,604	$1,726	$1,281	$385	$199
Portfolio turnover rateH	34%G	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.76 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.575 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Class I, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$399,382,707
Gross unrealized depreciation	(258,684,917)
Net unrealized appreciation (depreciation) on securities	$140,697,790

Tax cost	$2,549,898,247

The Fund elected to defer to its next fiscal year approximately $2,434,838 of capital losses recognized during the period November 1, 2014 to September 30, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $456,082,907 and $535,420,547, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$441,566	$–
Class T	.25%	.25%	5,262	–
Class B	.75%	.25%	377	283
Class C	.75%	.25%	9,755	1,783
			$456,960	$2,066

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,791
Class T	447
Class B(a)	13
Class C(a)	97
$5,348

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Class I. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$43,396	.00(b)
Class A	95,917.05
Class T	3,722.35
Class B	109.29
Class C	2,941.30
Class I	1,503.18
	$147,588

 (a) Annualized

 (b) Amount less than 0.005%.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,000 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,514.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,976 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $317,485. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9,872.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2016	Year ended September 30, 2015
From net investment income
Class O	$36,421,738	$33,600,473
Class A	4,589,002	3,972,265
Class T	16,359	13,494
Class B	67	–
Class C	8,649	1,465
Class I	22,173	23,975
Total	$41,057,988	$37,611,672
From net realized gain
Class O	$97,862,898	$357,672,834
Class A	15,430,855	54,510,836
Class T	95,017	316,906
Class B	4,257	20,279
Class C	93,827	278,048
Class I	67,815	284,452
Total	$113,554,669	$413,083,355

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2016	Year ended September 30, 2015	Six months ended March 31, 2016	Year ended September 30, 2015
Class O
Shares sold	1,874,364	3,465,693	$24,893,011	$51,730,981
Reinvestment of distributions	10,013,152	27,334,022	129,970,694	381,036,246
Shares redeemed	(7,665,695)	(17,887,979)	(100,939,985)	(267,340,065)
Net increase (decrease)	4,221,821	12,911,736	$53,923,720	$165,427,162
Class A
Shares sold	847,581	1,335,357	$10,837,728	$19,472,587
Reinvestment of distributions	1,569,503	4,291,544	19,775,745	58,150,425
Shares redeemed	(1,410,551)	(2,815,140)	(17,865,980)	(40,869,718)
Net increase (decrease)	1,006,533	2,811,761	$12,747,493	$36,753,294
Class T
Shares sold	13,403	38,308	$163,784	$544,786
Reinvestment of distributions	8,994	24,795	110,987	329,525
Shares redeemed	(21,652)	(34,604)	(261,630)	(480,691)
Net increase (decrease)	745	28,499	$13,141	$393,620
Class B
Shares sold	539	–	$6,000	$–
Reinvestment of distributions	358	1,560	4,324	20,279
Shares redeemed	(3,894)	(3,365)	(46,729)	(46,212)
Net increase (decrease)	(2,997)	(1,805)	$(36,405)	$(25,933)
Class C
Shares sold	14,894	37,660	$180,674	$510,667
Reinvestment of distributions	6,942	17,743	83,232	229,419
Shares redeemed	(26,869)	(18,198)	(313,534)	(249,829)
Net increase (decrease)	(5,033)	37,205	$(49,628)	$490,257
Class I
Shares sold	37,563	75,425	$465,360	$1,179,164
Reinvestment of distributions	6,543	20,995	85,389	293,929
Shares redeemed	(19,115)	(80,371)	(253,260)	(1,184,496)
Net increase (decrease)	24,991	16,049	$297,489	$288,597

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Class O	.59%
Actual		$1,000.00	$1,041.60	$3.01
Hypothetical-C		$1,000.00	$1,022.05	$2.98
Class A	.89%
Actual		$1,000.00	$1,040.30	$4.54
Hypothetical-C		$1,000.00	$1,020.55	$4.50
Class T	1.44%
Actual		$1,000.00	$1,037.90	$7.34
Hypothetical-C		$1,000.00	$1,017.80	$7.26
Class B	1.87%
Actual		$1,000.00	$1,035.50	$9.52
Hypothetical-C		$1,000.00	$1,015.65	$9.42
Class C	1.89%
Actual		$1,000.00	$1,036.00	$9.62
Hypothetical-C		$1,000.00	$1,015.55	$9.52
Class I	.77%
Actual		$1,000.00	$1,041.00	$3.93
Hypothetical-C		$1,000.00	$1,021.15	$3.89

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ADESII-SANN-0516
1.814759.110

Fidelity® Destiny® Portfolios: Fidelity Advisor® Capital Development Fund Class A Semi-Annual Report March 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.6	4.4
General Electric Co.	3.3	3.5
Apple, Inc.	3.0	3.4
Microsoft Corp.	2.9	2.5
Bank of America Corp.	2.7	2.8
Citigroup, Inc.	2.2	2.6
Chevron Corp.	2.0	1.6
Procter & Gamble Co.	2.0	1.8
Qualcomm, Inc.	1.9	1.7
Alphabet, Inc. Class A	1.9	2.0
	25.5

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.0	23.1
Financials	18.7	21.0
Industrials	13.1	12.3
Health Care	12.2	12.8
Energy	11.6	8.6

Asset Allocation (% of fund's net assets)

As of March 31, 2016*
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 9.6%

As of September 30, 2015*
Stocks	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 10.1%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Automobiles - 0.1%
General Motors Co.	17,800	$559,454
Harley-Davidson, Inc.	27,600	1,416,708
Tesla Motors, Inc. (a)	1,200	275,724
		2,251,886
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.	111,400	5,757,152
Yum! Brands, Inc.	183,424	15,013,254
		20,770,406
Household Durables - 0.5%
KB Home	675,200	9,641,856
Taylor Morrison Home Corp. (a)	230,000	3,247,600
		12,889,456
Leisure Products - 0.1%
NJOY, Inc. (a)(b)	273,849	35,053
Polaris Industries, Inc.	33,200	3,269,536
		3,304,589
Media - 4.5%
Comcast Corp. Class A	740,500	45,229,740
Scripps Networks Interactive, Inc. Class A	238,800	15,641,400
Sinclair Broadcast Group, Inc. Class A	199,400	6,131,550
Time Warner, Inc.	498,010	36,130,626
Viacom, Inc. Class B (non-vtg.)	409,600	16,908,288
		120,041,604
Multiline Retail - 1.8%
Target Corp.	587,650	48,351,842
Specialty Retail - 1.3%
Dick's Sporting Goods, Inc.	63,800	2,982,650
Lowe's Companies, Inc.	410,400	31,087,800
Sally Beauty Holdings, Inc. (a)	35,900	1,162,442
		35,232,892
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	40,100	2,284,096

TOTAL CONSUMER DISCRETIONARY		245,126,771

CONSUMER STAPLES - 6.6%
Beverages - 2.0%
Diageo PLC	450,668	12,151,840
The Coca-Cola Co.	905,700	42,015,423
		54,167,263
Food & Staples Retailing - 1.1%
CVS Health Corp.	138,000	14,314,740
United Natural Foods, Inc. (a)	65,700	2,647,710
Walgreens Boots Alliance, Inc.	125,700	10,588,968
Whole Foods Market, Inc.	48,300	1,502,613
		29,054,031
Food Products - 0.3%
Mead Johnson Nutrition Co. Class A	83,500	7,094,995
Household Products - 2.0%
Procter & Gamble Co.	656,005	53,995,772
Tobacco - 1.2%
British American Tobacco PLC sponsored ADR	41,664	4,870,938
Philip Morris International, Inc.	271,844	26,670,615
		31,541,553

TOTAL CONSUMER STAPLES		175,853,614

ENERGY - 11.6%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	171,700	7,525,611
Ensco PLC Class A	138,100	1,432,097
Helmerich & Payne, Inc. (c)	58,800	3,452,736
National Oilwell Varco, Inc. (c)	267,500	8,319,250
Oceaneering International, Inc.	286,600	9,526,584
Schlumberger Ltd.	113,900	8,400,125
		38,656,403
Oil, Gas & Consumable Fuels - 10.1%
Amyris, Inc. (a)(c)	1,616,039	1,793,803
Anadarko Petroleum Corp.	105,100	4,894,507
Apache Corp.	581,400	28,378,134
Cabot Oil & Gas Corp.	445,300	10,112,763
Cenovus Energy, Inc.	774,600	10,079,492
Chevron Corp.	569,127	54,294,716
ConocoPhillips Co.	528,900	21,298,803
Devon Energy Corp.	114,300	3,136,392
Energy Transfer Equity LP	562,900	4,013,477
Golar LNG Ltd.	101,800	1,829,346
Imperial Oil Ltd. (c)	589,700	19,701,315
Kinder Morgan, Inc.	836,600	14,941,676
Legacy Reserves LP	186,124	182,402
MPLX LP	70,668	2,098,133
Noble Energy, Inc.	63,400	1,991,394
SM Energy Co.	253,600	4,752,464
Suncor Energy, Inc.	1,465,800	40,822,318
Teekay Offshore Partners LP	197,100	1,117,557
The Williams Companies, Inc.	1,287,392	20,688,389
Williams Partners LP	1,123,500	22,975,575
		269,102,656

TOTAL ENERGY		307,759,059

FINANCIALS - 18.7%
Banks - 12.8%
Bank of America Corp.	5,251,800	71,004,336
Citigroup, Inc.	1,415,404	59,093,117
Comerica, Inc.	334,200	12,656,154
Cullen/Frost Bankers, Inc.	12,600	694,386
Fifth Third Bancorp	140,000	2,336,600
JPMorgan Chase & Co.	1,623,210	96,126,495
Lloyds Banking Group PLC	1,034,000	1,007,115
PNC Financial Services Group, Inc.	91,016	7,697,223
Regions Financial Corp.	1,999,200	15,693,720
Standard Chartered PLC (United Kingdom)	783,994	5,320,967
SunTrust Banks, Inc.	738,000	26,627,040
U.S. Bancorp	708,742	28,767,838
Wells Fargo & Co.	280,550	13,567,398
		340,592,389
Capital Markets - 4.7%
Charles Schwab Corp.	622,555	17,443,991
Franklin Resources, Inc.	73,700	2,877,985
Goldman Sachs Group, Inc.	11,900	1,868,062
KKR & Co. LP	710,382	10,435,512
Morgan Stanley	922,100	23,061,721
Northern Trust Corp.	335,295	21,851,175
State Street Corp.	661,190	38,692,839
The Blackstone Group LP	336,400	9,436,020
		125,667,305
Diversified Financial Services - 0.0%
Markit Ltd. (a)	35,000	1,237,250
Insurance - 0.7%
Marsh & McLennan Companies, Inc.	6,900	419,451
MetLife, Inc.	278,600	12,241,684
Principal Financial Group, Inc.	151,300	5,968,785
		18,629,920
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (a)	1,289,300	9,888,931
Radian Group, Inc.	163,408	2,026,259
		11,915,190

TOTAL FINANCIALS		498,042,054

HEALTH CARE - 12.2%
Biotechnology - 2.9%
AbbVie, Inc.	112,900	6,448,848
Alnylam Pharmaceuticals, Inc. (a)	34,500	2,165,565
Amgen, Inc.	120,715	18,098,800
Biogen, Inc. (a)	59,100	15,384,912
BioMarin Pharmaceutical, Inc. (a)	58,000	4,783,840
Celgene Corp. (a)	85,800	8,587,722
Celldex Therapeutics, Inc. (a)	11,700	44,226
Discovery Laboratories, Inc. (a)	85,885	141,710
Genocea Biosciences, Inc. (a)	41,600	321,984
Insmed, Inc. (a)	147,800	1,872,626
Intercept Pharmaceuticals, Inc. (a)(c)	144,314	18,540,020
Spark Therapeutics, Inc. (a)	39,800	1,174,498
		77,564,751
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	330,900	13,841,547
Boston Scientific Corp. (a)	1,845,451	34,712,933
Medtronic PLC	226,800	17,010,000
Neovasc, Inc. (a)	80,100	342,027
NxStage Medical, Inc. (a)	22,700	340,273
St. Jude Medical, Inc.	45,800	2,519,000
Zimmer Biomet Holdings, Inc.	87,100	9,287,473
		78,053,253
Health Care Providers & Services - 1.2%
Express Scripts Holding Co. (a)	149,500	10,269,155
McKesson Corp.	140,380	22,074,755
		32,343,910
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	80,700	268,731
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	240,300	9,575,955
Pharmaceuticals - 4.8%
Allergan PLC (a)	23,600	6,325,508
Bristol-Myers Squibb Co.	35,400	2,261,352
GlaxoSmithKline PLC sponsored ADR	1,001,800	40,622,990
Jazz Pharmaceuticals PLC (a)	82,300	10,744,265
Johnson & Johnson	260,560	28,192,592
Novartis AG sponsored ADR	10,900	789,596
Sanofi SA	24,090	1,936,735
Teva Pharmaceutical Industries Ltd. sponsored ADR	612,650	32,782,902
TherapeuticsMD, Inc. (a)	768,900	4,920,960
		128,576,900

TOTAL HEALTH CARE		326,383,500

INDUSTRIALS - 13.1%
Aerospace & Defense - 1.5%
KEYW Holding Corp. (a)	120,517	800,233
The Boeing Co.	189,000	23,991,660
United Technologies Corp.	162,600	16,276,260
		41,068,153
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	50,200	3,726,346
FedEx Corp.	93,500	15,214,320
Hub Group, Inc. Class A (a)	176,200	7,187,198
United Parcel Service, Inc. Class B	309,800	32,674,606
		58,802,470
Building Products - 0.3%
Caesarstone Sdot-Yam Ltd. (a)	25,700	882,795
Lennox International, Inc.	51,600	6,975,804
		7,858,599
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	32,100	4,050,699
Electrical Equipment - 1.3%
AMETEK, Inc.	174,600	8,726,508
Eaton Corp. PLC	94,700	5,924,432
Emerson Electric Co.	243,900	13,263,282
Hubbell, Inc. Class B	56,918	6,029,324
		33,943,546
Industrial Conglomerates - 3.3%
General Electric Co.	2,781,800	88,433,422
Machinery - 1.0%
Cummins, Inc.	7,800	857,532
Deere & Co. (c)	99,600	7,668,204
Ingersoll-Rand PLC	94,100	5,835,141
Joy Global, Inc. (c)	197,900	3,180,253
Rexnord Corp. (a)	343,000	6,935,460
Wabtec Corp.	17,200	1,363,788
Xylem, Inc.	38,100	1,558,290
		27,398,668
Professional Services - 0.4%
IHS, Inc. Class A (a)	7,500	931,200
Verisk Analytics, Inc. (a)	110,600	8,839,152
		9,770,352
Road & Rail - 2.8%
Celadon Group, Inc.	30,300	317,544
CSX Corp.	855,000	22,016,250
Genesee & Wyoming, Inc. Class A (a)	212,400	13,317,480
J.B. Hunt Transport Services, Inc.	142,700	12,021,048
Kansas City Southern	118,800	10,151,460
Norfolk Southern Corp.	85,500	7,117,875
Old Dominion Freight Lines, Inc. (a)	93,200	6,488,584
Union Pacific Corp.	38,200	3,038,810
		74,469,051
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (a)	39,100	2,431,629

TOTAL INDUSTRIALS		348,226,589

INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,597,300	45,475,131
Electronic Equipment & Components - 0.1%
Fitbit, Inc.	99,600	1,508,940
Internet Software & Services - 4.7%
Alphabet, Inc.:
Class A	65,900	50,275,110
Class C	57,883	43,119,941
Facebook, Inc. Class A (a)	133,900	15,277,990
LinkedIn Corp. Class A (a)	6,500	743,275
Twitter, Inc. (a)	247,000	4,087,850
Yahoo!, Inc. (a)	277,259	10,205,904
		123,710,070
IT Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	79,300	4,972,110
First Data Corp.	658,505	8,095,002
First Data Corp. Class A (a)	175,600	2,272,264
IBM Corp.	189,800	28,745,210
MasterCard, Inc. Class A	331,600	31,336,200
Paychex, Inc.	257,300	13,896,773
PayPal Holdings, Inc. (a)	162,100	6,257,060
Unisys Corp. (a)	619,999	4,773,992
Visa, Inc. Class A	533,100	40,771,488
		141,120,099
Semiconductors & Semiconductor Equipment - 2.1%
Marvell Technology Group Ltd.	253,000	2,608,430
Maxim Integrated Products, Inc.	64,000	2,353,920
Qualcomm, Inc.	1,009,000	51,600,260
		56,562,610
Software - 4.6%
Adobe Systems, Inc. (a)	93,300	8,751,540
Autodesk, Inc. (a)	136,500	7,959,315
Microsoft Corp.	1,408,400	77,785,932
Mobileye NV (a)	94,100	3,508,989
Oracle Corp.	455,950	18,652,915
Salesforce.com, Inc. (a)	82,700	6,105,741
		122,764,432
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	737,600	80,391,024
EMC Corp.	1,185,600	31,596,240
Western Digital Corp.	186,700	8,819,708
		120,806,972

TOTAL INFORMATION TECHNOLOGY		611,948,254

MATERIALS - 3.2%
Chemicals - 2.5%
CF Industries Holdings, Inc.	145,600	4,563,104
E.I. du Pont de Nemours & Co.	109,247	6,917,520
Intrepid Potash, Inc. (a)	620,040	688,244
LyondellBasell Industries NV Class A	62,400	5,340,192
Monsanto Co.	311,600	27,339,784
Potash Corp. of Saskatchewan, Inc.	594,500	10,120,805
Syngenta AG (Switzerland)	20,332	8,431,616
W.R. Grace & Co. (a)	72,300	5,146,314
		68,547,579
Containers & Packaging - 0.5%
WestRock Co.	322,634	12,592,405
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (c)	479,700	4,960,098

TOTAL MATERIALS		86,100,082

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	305,506	16,521,764
UTILITIES - 0.9%
Electric Utilities - 0.7%
Exelon Corp.	567,300	20,343,378
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	330,900	4,755,033

TOTAL UTILITIES		25,098,411

TOTAL COMMON STOCKS
(Cost $2,492,737,643)		2,641,060,098
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19(d)
(Cost $1,375,000)	$1,375,000	1,102,578
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.39% (e)	17,000,284	17,000,284
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	31,433,077	31,433,077
TOTAL MONEY MARKET FUNDS
(Cost $48,433,361)		48,433,361
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $2,542,546,004)		2,690,596,037
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(24,752,411)
NET ASSETS - 100%		$2,665,843,626

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,053 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,102,578 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc.	2/14/14	$474,963

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,678
Fidelity Securities Lending Cash Central Fund	317,485
Total	$338,163

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$245,126,771	$245,091,718	$--	$35,053
Consumer Staples	175,853,614	163,701,774	12,151,840	--
Energy	307,759,059	307,759,059	--	--
Financials	498,042,054	497,034,939	1,007,115	--
Health Care	326,383,500	324,446,765	1,936,735	--
Industrials	348,226,589	348,226,589	--	--
Information Technology	611,948,254	603,853,252	8,095,002	--
Materials	86,100,082	77,668,466	8,431,616	--
Telecommunication Services	16,521,764	16,521,764	--	--
Utilities	25,098,411	25,098,411	--	--
Corporate Bonds	1,102,578	--	1,102,578	--
Money Market Funds	48,433,361	48,433,361	--	--
Total Investments in Securities:	$2,690,596,037	$2,657,836,098	$32,724,886	$35,053

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $30,536,594) — See accompanying schedule: Unaffiliated issuers (cost $2,494,112,643)	$2,642,162,676
Fidelity Central Funds (cost $48,433,361)	48,433,361
Total Investments (cost $2,542,546,004)		$2,690,596,037
Cash		30,112
Foreign currency held at value (cost $443)		2,167
Receivable for investments sold		11,409,615
Receivable for fund shares sold		114,102
Dividends receivable		4,586,980
Interest receivable		58,418
Distributions receivable from Fidelity Central Funds		44,821
Prepaid expenses		2,915
Other receivables		465,271
Total assets		2,707,310,438
Liabilities
Payable for investments purchased	$7,511,310
Payable for fund shares redeemed	996,715
Accrued management fee	1,208,358
Distribution and service plan fees payable	75,354
Other affiliated payables	117,298
Other payables and accrued expenses	124,700
Collateral on securities loaned, at value	31,433,077
Total liabilities		41,466,812
Net Assets		$2,665,843,626
Net Assets consist of:
Paid in capital		$2,499,631,931
Undistributed net investment income		10,238,993
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,107,559
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		147,865,143
Net Assets		$2,665,843,626
Class O:
Net Asset Value, offering price and redemption price per share ($2,305,493,508 ÷ 176,506,688 shares)		$13.06
Class A:
Net Asset Value and redemption price per share ($354,491,137 ÷ 27,975,909 shares)		$12.67
Maximum offering price per share (100/94.25 of $12.67)		$13.44
Class T:
Net Asset Value and redemption price per share ($2,042,336 ÷ 164,861 shares)		$12.39
Maximum offering price per share (100/96.50 of $12.39)		$12.84
Class B:
Net Asset Value and offering price per share ($54,944 ÷ 4,532 shares)(a)		$12.12
Class C:
Net Asset Value and offering price per share ($1,856,266 ÷ 154,486 shares)(a)		$12.02
Class I:
Net Asset Value, offering price and redemption price per share ($1,905,435 ÷ 145,180 shares)		$13.12

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$29,557,551
Interest		58,418
Income from Fidelity Central Funds		338,163
Total income		29,954,132
Expenses
Management fee	$7,330,403
Transfer agent fees	147,588
Distribution and service plan fees	456,960
Accounting and security lending fees	399,140
Custodian fees and expenses	45,294
Independent trustees' compensation	5,859
Depreciation in deferred trustee compensation account	(127)
Registration fees	33,256
Audit	36,924
Legal	11,723
Miscellaneous	21,118
Total expenses before reductions	8,488,138
Expense reductions	(9,872)	8,478,266
Net investment income (loss)		21,475,866
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,840,060
Foreign currency transactions	13,537
Total net realized gain (loss)		25,853,597
Change in net unrealized appreciation (depreciation) on: Investment securities	61,865,554
Assets and liabilities in foreign currencies	13,061
Total change in net unrealized appreciation (depreciation)		61,878,615
Net gain (loss)		87,732,212
Net increase (decrease) in net assets resulting from operations		$109,208,078

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,475,866	$40,656,071
Net realized gain (loss)	25,853,597	107,104,052
Change in net unrealized appreciation (depreciation)	61,878,615	(285,143,207)
Net increase (decrease) in net assets resulting from operations	109,208,078	(137,383,084)
Distributions to shareholders from net investment income	(41,057,988)	(37,611,672)
Distributions to shareholders from net realized gain	(113,554,669)	(413,083,355)
Total distributions	(154,612,657)	(450,695,027)
Share transactions - net increase (decrease)	66,895,810	203,326,997
Total increase (decrease) in net assets	21,491,231	(384,751,114)
Net Assets
Beginning of period	2,644,352,395	3,029,103,509
End of period (including undistributed net investment income of $10,238,993 and undistributed net investment income of $29,821,115, respectively)	$2,665,843,626	$2,644,352,395

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class O

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.30	$16.53	$14.24	$12.04	$9.67	$9.50
Income from Investment Operations
Net investment income (loss)A	.11	.21	.20	.11	.12	.05
Net realized and unrealized gain (loss)	.44	(.95)	2.19	2.22	2.32	.18
Total from investment operations	.55	(.74)	2.39	2.33	2.44	.23
Distributions from net investment income	(.21)	(.21)	(.10)	(.13)	(.06)	(.05)
Distributions from net realized gain	(.58)	(2.28)	–	–	(.01)	(.01)
Total distributions	(.79)	(2.49)	(.10)	(.13)	(.07)	(.06)
Net asset value, end of period	$13.06	$13.30	$16.53	$14.24	$12.04	$9.67
Total ReturnB,C,D	4.16%	(5.16)%	16.83%	19.62%	25.38%	2.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.59%G	.59%	.60%	.60%	.61%	.61%
Expenses net of fee waivers, if any	.59%G	.59%	.60%	.60%	.61%	.61%
Expenses net of all reductions	.59%G	.59%	.59%	.59%	.60%	.59%
Net investment income (loss)	1.65%G	1.40%	1.27%	.90%	1.05%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$2,305,494	$2,290,767	$2,634,214	$2,497,596	$2,382,741	$2,150,649
Portfolio turnover rateH	34%G	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.90	$16.10	$13.87	$11.74	$9.42	$9.26
Income from Investment Operations
Net investment income (loss)A	.09	.16	.15	.07	.08	.01
Net realized and unrealized gain (loss)	.43	(.92)	2.13	2.15	2.28	.17
Total from investment operations	.52	(.76)	2.28	2.22	2.36	.18
Distributions from net investment income	(.17)	(.17)	(.05)	(.09)	(.03)	(.01)
Distributions from net realized gain	(.58)	(2.28)	–	–	(.01)	(.01)
Total distributions	(.75)	(2.44)B	(.05)	(.09)	(.04)	(.02)
Net asset value, end of period	$12.67	$12.90	$16.10	$13.87	$11.74	$9.42
Total ReturnC,D,E,F	4.03%	(5.42)%	16.50%	19.12%	25.06%	1.91%
Ratios to Average Net AssetsG,H
Expenses before reductions	.89%I	.89%	.89%	.92%	.94%	.95%
Expenses net of fee waivers, if any	.89%I	.89%	.89%	.92%	.94%	.95%
Expenses net of all reductions	.89%I	.89%	.89%	.90%	.94%	.94%
Net investment income (loss)	1.35%I	1.10%	.97%	.58%	.71%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$354,491	$347,875	$389,001	$357,203	$325,967	$284,072
Portfolio turnover rateJ	34%I	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.278 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$15.78	$13.62	$11.55	$9.28	$9.15
Income from Investment Operations
Net investment income (loss)A	.05	.08	.06	.01	.02	(.04)
Net realized and unrealized gain (loss)	.42	(.89)	2.10	2.12	2.25	.17
Total from investment operations	.47	(.81)	2.16	2.13	2.27	.13
Distributions from net investment income	(.10)	(.10)	–	(.06)	–	–
Distributions from net realized gain	(.58)	(2.28)	–	–	–	–
Total distributions	(.67)B	(2.38)	–	(.06)	–	–
Net asset value, end of period	$12.39	$12.59	$15.78	$13.62	$11.55	$9.28
Total ReturnC,D,E	3.79%	(5.96)%	15.86%	18.50%	24.46%	1.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.44%H	1.43%	1.43%	1.45%	1.46%	1.45%
Expenses net of fee waivers, if any	1.44%H	1.43%	1.43%	1.45%	1.46%	1.45%
Expenses net of all reductions	1.44%H	1.42%	1.43%	1.43%	1.45%	1.43%
Net investment income (loss)	.80%H	.56%	.43%	.05%	.20%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,042	$2,066	$2,140	$1,543	$1,007	$739
Portfolio turnover rateI	34%H	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.575 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.27	$15.40	$13.35	$11.31	$9.13	$9.05
Income from Investment Operations
Net investment income (loss)A	.02	.01	–B	(.05)	(.03)	(.09)
Net realized and unrealized gain (loss)	.41	(.87)	2.05	2.09	2.21	.17
Total from investment operations	.43	(.86)	2.05	2.04	2.18	.08
Distributions from net investment income	(.01)	–	–	–	–	–
Distributions from net realized gain	(.58)	(2.27)	–	–	–	–
Total distributions	(.58)C	(2.27)	–	–	–	–
Net asset value, end of period	$12.12	$12.27	$15.40	$13.35	$11.31	$9.13
Total ReturnD,E,F	3.55%	(6.44)%	15.36%	18.04%	23.88%	.88%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.87%I	1.89%	1.89%	1.90%	1.90%	1.91%
Expenses net of fee waivers, if any	1.87%I	1.89%	1.89%	1.90%	1.90%	1.91%
Expenses net of all reductions	1.87%I	1.89%	1.89%	1.89%	1.90%	1.89%
Net investment income (loss)	.37%I	.09%	(.03)%	(.40)%	(.25)%	(.82)%
Supplemental Data
Net assets, end of period (000 omitted)	$55	$92	$144	$184	$235	$296
Portfolio turnover rateJ	34%I	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.009 and distributions from net realized gain of $.575 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.21	$15.36	$13.32	$11.28	$9.11	$9.02
Income from Investment Operations
Net investment income (loss)A	.02	.01	–B	(.05)	(.02)	(.08)
Net realized and unrealized gain (loss)	.42	(.87)	2.04	2.09	2.19	.17
Total from investment operations	.44	(.86)	2.04	2.04	2.17	.09
Distributions from net investment income	(.05)	(.01)	–	–	–	–
Distributions from net realized gain	(.58)	(2.28)	–	–	–	–
Total distributions	(.63)	(2.29)	–	–	–	–
Net asset value, end of period	$12.02	$12.21	$15.36	$13.32	$11.28	$9.11
Total ReturnC,D,E	3.60%	(6.43)%	15.32%	18.09%	23.82%	1.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.89%H	1.89%	1.89%	1.90%	1.87%	1.87%
Expenses net of fee waivers, if any	1.89%H	1.89%	1.89%	1.90%	1.87%	1.87%
Expenses net of all reductions	1.89%H	1.89%	1.89%	1.88%	1.87%	1.85%
Net investment income (loss)	.35%H	.10%	(.03)%	(.39)%	(.22)%	(.79)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,856	$1,948	$1,879	$1,764	$1,380	$1,007
Portfolio turnover rateI	34%H	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.34	$16.58	$14.28	$12.09	$9.71	$9.54
Income from Investment Operations
Net investment income (loss)A	.10	.19	.18	.09	.09	.02
Net realized and unrealized gain (loss)	.44	(.96)	2.20	2.21	2.34	.18
Total from investment operations	.54	(.77)	2.38	2.30	2.43	.20
Distributions from net investment income	(.19)	(.19)	(.08)	(.11)	(.04)	(.02)
Distributions from net realized gain	(.58)	(2.28)	–	–	(.01)	(.01)
Total distributions	(.76)B	(2.47)	(.08)	(.11)	(.05)	(.03)
Net asset value, end of period	$13.12	$13.34	$16.58	$14.28	$12.09	$9.71
Total ReturnC,D	4.10%	(5.35)%	16.72%	19.24%	25.10%	2.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.75%	.74%	.79%	.87%	.88%
Expenses net of fee waivers, if any	.77%G	.75%	.74%	.79%	.87%	.88%
Expenses net of all reductions	.77%G	.75%	.73%	.78%	.86%	.86%
Net investment income (loss)	1.48%G	1.24%	1.13%	.71%	.79%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$1,905	$1,604	$1,726	$1,281	$385	$199
Portfolio turnover rateH	34%G	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.76 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.575 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Class I, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$399,382,707
Gross unrealized depreciation	(258,684,917)
Net unrealized appreciation (depreciation) on securities	$140,697,790

Tax cost	$2,549,898,247

The Fund elected to defer to its next fiscal year approximately $2,434,838 of capital losses recognized during the period November 1, 2014 to September 30, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $456,082,907 and $535,420,547, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$441,566	$–
Class T	.25%	.25%	5,262	–
Class B	.75%	.25%	377	283
Class C	.75%	.25%	9,755	1,783
			$456,960	$2,066

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,791
Class T	447
Class B(a)	13
Class C(a)	97
$5,348

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Class I. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$43,396	.00(b)
Class A	95,917.05
Class T	3,722.35
Class B	109.29
Class C	2,941.30
Class I	1,503.18
	$147,588

 (a) Annualized

 (b) Amount less than 0.005%.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,000 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,514.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,976 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $317,485. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9,872.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2016	Year ended September 30, 2015
From net investment income
Class O	$36,421,738	$33,600,473
Class A	4,589,002	3,972,265
Class T	16,359	13,494
Class B	67	–
Class C	8,649	1,465
Class I	22,173	23,975
Total	$41,057,988	$37,611,672
From net realized gain
Class O	$97,862,898	$357,672,834
Class A	15,430,855	54,510,836
Class T	95,017	316,906
Class B	4,257	20,279
Class C	93,827	278,048
Class I	67,815	284,452
Total	$113,554,669	$413,083,355

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2016	Year ended September 30, 2015	Six months ended March 31, 2016	Year ended September 30, 2015
Class O
Shares sold	1,874,364	3,465,693	$24,893,011	$51,730,981
Reinvestment of distributions	10,013,152	27,334,022	129,970,694	381,036,246
Shares redeemed	(7,665,695)	(17,887,979)	(100,939,985)	(267,340,065)
Net increase (decrease)	4,221,821	12,911,736	$53,923,720	$165,427,162
Class A
Shares sold	847,581	1,335,357	$10,837,728	$19,472,587
Reinvestment of distributions	1,569,503	4,291,544	19,775,745	58,150,425
Shares redeemed	(1,410,551)	(2,815,140)	(17,865,980)	(40,869,718)
Net increase (decrease)	1,006,533	2,811,761	$12,747,493	$36,753,294
Class T
Shares sold	13,403	38,308	$163,784	$544,786
Reinvestment of distributions	8,994	24,795	110,987	329,525
Shares redeemed	(21,652)	(34,604)	(261,630)	(480,691)
Net increase (decrease)	745	28,499	$13,141	$393,620
Class B
Shares sold	539	–	$6,000	$–
Reinvestment of distributions	358	1,560	4,324	20,279
Shares redeemed	(3,894)	(3,365)	(46,729)	(46,212)
Net increase (decrease)	(2,997)	(1,805)	$(36,405)	$(25,933)
Class C
Shares sold	14,894	37,660	$180,674	$510,667
Reinvestment of distributions	6,942	17,743	83,232	229,419
Shares redeemed	(26,869)	(18,198)	(313,534)	(249,829)
Net increase (decrease)	(5,033)	37,205	$(49,628)	$490,257
Class I
Shares sold	37,563	75,425	$465,360	$1,179,164
Reinvestment of distributions	6,543	20,995	85,389	293,929
Shares redeemed	(19,115)	(80,371)	(253,260)	(1,184,496)
Net increase (decrease)	24,991	16,049	$297,489	$288,597

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Class O	.59%
Actual		$1,000.00	$1,041.60	$3.01
Hypothetical-C		$1,000.00	$1,022.05	$2.98
Class A	.89%
Actual		$1,000.00	$1,040.30	$4.54
Hypothetical-C		$1,000.00	$1,020.55	$4.50
Class T	1.44%
Actual		$1,000.00	$1,037.90	$7.34
Hypothetical-C		$1,000.00	$1,017.80	$7.26
Class B	1.87%
Actual		$1,000.00	$1,035.50	$9.52
Hypothetical-C		$1,000.00	$1,015.65	$9.42
Class C	1.89%
Actual		$1,000.00	$1,036.00	$9.62
Hypothetical-C		$1,000.00	$1,015.55	$9.52
Class I	.77%
Actual		$1,000.00	$1,041.00	$3.93
Hypothetical-C		$1,000.00	$1,021.15	$3.89

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

DESIIN-SANN-0516
1.791874.112

Fidelity® Destiny® Portfolios: Fidelity Advisor® Capital Development Fund Class O Semi-Annual Report March 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.6	4.4
General Electric Co.	3.3	3.5
Apple, Inc.	3.0	3.4
Microsoft Corp.	2.9	2.5
Bank of America Corp.	2.7	2.8
Citigroup, Inc.	2.2	2.6
Chevron Corp.	2.0	1.6
Procter & Gamble Co.	2.0	1.8
Qualcomm, Inc.	1.9	1.7
Alphabet, Inc. Class A	1.9	2.0
	25.5

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.0	23.1
Financials	18.7	21.0
Industrials	13.1	12.3
Health Care	12.2	12.8
Energy	11.6	8.6

Asset Allocation (% of fund's net assets)

As of March 31, 2016*
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 9.6%

As of September 30, 2015*
Stocks	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 10.1%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Automobiles - 0.1%
General Motors Co.	17,800	$559,454
Harley-Davidson, Inc.	27,600	1,416,708
Tesla Motors, Inc. (a)	1,200	275,724
		2,251,886
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.	111,400	5,757,152
Yum! Brands, Inc.	183,424	15,013,254
		20,770,406
Household Durables - 0.5%
KB Home	675,200	9,641,856
Taylor Morrison Home Corp. (a)	230,000	3,247,600
		12,889,456
Leisure Products - 0.1%
NJOY, Inc. (a)(b)	273,849	35,053
Polaris Industries, Inc.	33,200	3,269,536
		3,304,589
Media - 4.5%
Comcast Corp. Class A	740,500	45,229,740
Scripps Networks Interactive, Inc. Class A	238,800	15,641,400
Sinclair Broadcast Group, Inc. Class A	199,400	6,131,550
Time Warner, Inc.	498,010	36,130,626
Viacom, Inc. Class B (non-vtg.)	409,600	16,908,288
		120,041,604
Multiline Retail - 1.8%
Target Corp.	587,650	48,351,842
Specialty Retail - 1.3%
Dick's Sporting Goods, Inc.	63,800	2,982,650
Lowe's Companies, Inc.	410,400	31,087,800
Sally Beauty Holdings, Inc. (a)	35,900	1,162,442
		35,232,892
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	40,100	2,284,096

TOTAL CONSUMER DISCRETIONARY		245,126,771

CONSUMER STAPLES - 6.6%
Beverages - 2.0%
Diageo PLC	450,668	12,151,840
The Coca-Cola Co.	905,700	42,015,423
		54,167,263
Food & Staples Retailing - 1.1%
CVS Health Corp.	138,000	14,314,740
United Natural Foods, Inc. (a)	65,700	2,647,710
Walgreens Boots Alliance, Inc.	125,700	10,588,968
Whole Foods Market, Inc.	48,300	1,502,613
		29,054,031
Food Products - 0.3%
Mead Johnson Nutrition Co. Class A	83,500	7,094,995
Household Products - 2.0%
Procter & Gamble Co.	656,005	53,995,772
Tobacco - 1.2%
British American Tobacco PLC sponsored ADR	41,664	4,870,938
Philip Morris International, Inc.	271,844	26,670,615
		31,541,553

TOTAL CONSUMER STAPLES		175,853,614

ENERGY - 11.6%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	171,700	7,525,611
Ensco PLC Class A	138,100	1,432,097
Helmerich & Payne, Inc. (c)	58,800	3,452,736
National Oilwell Varco, Inc. (c)	267,500	8,319,250
Oceaneering International, Inc.	286,600	9,526,584
Schlumberger Ltd.	113,900	8,400,125
		38,656,403
Oil, Gas & Consumable Fuels - 10.1%
Amyris, Inc. (a)(c)	1,616,039	1,793,803
Anadarko Petroleum Corp.	105,100	4,894,507
Apache Corp.	581,400	28,378,134
Cabot Oil & Gas Corp.	445,300	10,112,763
Cenovus Energy, Inc.	774,600	10,079,492
Chevron Corp.	569,127	54,294,716
ConocoPhillips Co.	528,900	21,298,803
Devon Energy Corp.	114,300	3,136,392
Energy Transfer Equity LP	562,900	4,013,477
Golar LNG Ltd.	101,800	1,829,346
Imperial Oil Ltd. (c)	589,700	19,701,315
Kinder Morgan, Inc.	836,600	14,941,676
Legacy Reserves LP	186,124	182,402
MPLX LP	70,668	2,098,133
Noble Energy, Inc.	63,400	1,991,394
SM Energy Co.	253,600	4,752,464
Suncor Energy, Inc.	1,465,800	40,822,318
Teekay Offshore Partners LP	197,100	1,117,557
The Williams Companies, Inc.	1,287,392	20,688,389
Williams Partners LP	1,123,500	22,975,575
		269,102,656

TOTAL ENERGY		307,759,059

FINANCIALS - 18.7%
Banks - 12.8%
Bank of America Corp.	5,251,800	71,004,336
Citigroup, Inc.	1,415,404	59,093,117
Comerica, Inc.	334,200	12,656,154
Cullen/Frost Bankers, Inc.	12,600	694,386
Fifth Third Bancorp	140,000	2,336,600
JPMorgan Chase & Co.	1,623,210	96,126,495
Lloyds Banking Group PLC	1,034,000	1,007,115
PNC Financial Services Group, Inc.	91,016	7,697,223
Regions Financial Corp.	1,999,200	15,693,720
Standard Chartered PLC (United Kingdom)	783,994	5,320,967
SunTrust Banks, Inc.	738,000	26,627,040
U.S. Bancorp	708,742	28,767,838
Wells Fargo & Co.	280,550	13,567,398
		340,592,389
Capital Markets - 4.7%
Charles Schwab Corp.	622,555	17,443,991
Franklin Resources, Inc.	73,700	2,877,985
Goldman Sachs Group, Inc.	11,900	1,868,062
KKR & Co. LP	710,382	10,435,512
Morgan Stanley	922,100	23,061,721
Northern Trust Corp.	335,295	21,851,175
State Street Corp.	661,190	38,692,839
The Blackstone Group LP	336,400	9,436,020
		125,667,305
Diversified Financial Services - 0.0%
Markit Ltd. (a)	35,000	1,237,250
Insurance - 0.7%
Marsh & McLennan Companies, Inc.	6,900	419,451
MetLife, Inc.	278,600	12,241,684
Principal Financial Group, Inc.	151,300	5,968,785
		18,629,920
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (a)	1,289,300	9,888,931
Radian Group, Inc.	163,408	2,026,259
		11,915,190

TOTAL FINANCIALS		498,042,054

HEALTH CARE - 12.2%
Biotechnology - 2.9%
AbbVie, Inc.	112,900	6,448,848
Alnylam Pharmaceuticals, Inc. (a)	34,500	2,165,565
Amgen, Inc.	120,715	18,098,800
Biogen, Inc. (a)	59,100	15,384,912
BioMarin Pharmaceutical, Inc. (a)	58,000	4,783,840
Celgene Corp. (a)	85,800	8,587,722
Celldex Therapeutics, Inc. (a)	11,700	44,226
Discovery Laboratories, Inc. (a)	85,885	141,710
Genocea Biosciences, Inc. (a)	41,600	321,984
Insmed, Inc. (a)	147,800	1,872,626
Intercept Pharmaceuticals, Inc. (a)(c)	144,314	18,540,020
Spark Therapeutics, Inc. (a)	39,800	1,174,498
		77,564,751
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	330,900	13,841,547
Boston Scientific Corp. (a)	1,845,451	34,712,933
Medtronic PLC	226,800	17,010,000
Neovasc, Inc. (a)	80,100	342,027
NxStage Medical, Inc. (a)	22,700	340,273
St. Jude Medical, Inc.	45,800	2,519,000
Zimmer Biomet Holdings, Inc.	87,100	9,287,473
		78,053,253
Health Care Providers & Services - 1.2%
Express Scripts Holding Co. (a)	149,500	10,269,155
McKesson Corp.	140,380	22,074,755
		32,343,910
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	80,700	268,731
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	240,300	9,575,955
Pharmaceuticals - 4.8%
Allergan PLC (a)	23,600	6,325,508
Bristol-Myers Squibb Co.	35,400	2,261,352
GlaxoSmithKline PLC sponsored ADR	1,001,800	40,622,990
Jazz Pharmaceuticals PLC (a)	82,300	10,744,265
Johnson & Johnson	260,560	28,192,592
Novartis AG sponsored ADR	10,900	789,596
Sanofi SA	24,090	1,936,735
Teva Pharmaceutical Industries Ltd. sponsored ADR	612,650	32,782,902
TherapeuticsMD, Inc. (a)	768,900	4,920,960
		128,576,900

TOTAL HEALTH CARE		326,383,500

INDUSTRIALS - 13.1%
Aerospace & Defense - 1.5%
KEYW Holding Corp. (a)	120,517	800,233
The Boeing Co.	189,000	23,991,660
United Technologies Corp.	162,600	16,276,260
		41,068,153
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	50,200	3,726,346
FedEx Corp.	93,500	15,214,320
Hub Group, Inc. Class A (a)	176,200	7,187,198
United Parcel Service, Inc. Class B	309,800	32,674,606
		58,802,470
Building Products - 0.3%
Caesarstone Sdot-Yam Ltd. (a)	25,700	882,795
Lennox International, Inc.	51,600	6,975,804
		7,858,599
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	32,100	4,050,699
Electrical Equipment - 1.3%
AMETEK, Inc.	174,600	8,726,508
Eaton Corp. PLC	94,700	5,924,432
Emerson Electric Co.	243,900	13,263,282
Hubbell, Inc. Class B	56,918	6,029,324
		33,943,546
Industrial Conglomerates - 3.3%
General Electric Co.	2,781,800	88,433,422
Machinery - 1.0%
Cummins, Inc.	7,800	857,532
Deere & Co. (c)	99,600	7,668,204
Ingersoll-Rand PLC	94,100	5,835,141
Joy Global, Inc. (c)	197,900	3,180,253
Rexnord Corp. (a)	343,000	6,935,460
Wabtec Corp.	17,200	1,363,788
Xylem, Inc.	38,100	1,558,290
		27,398,668
Professional Services - 0.4%
IHS, Inc. Class A (a)	7,500	931,200
Verisk Analytics, Inc. (a)	110,600	8,839,152
		9,770,352
Road & Rail - 2.8%
Celadon Group, Inc.	30,300	317,544
CSX Corp.	855,000	22,016,250
Genesee & Wyoming, Inc. Class A (a)	212,400	13,317,480
J.B. Hunt Transport Services, Inc.	142,700	12,021,048
Kansas City Southern	118,800	10,151,460
Norfolk Southern Corp.	85,500	7,117,875
Old Dominion Freight Lines, Inc. (a)	93,200	6,488,584
Union Pacific Corp.	38,200	3,038,810
		74,469,051
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (a)	39,100	2,431,629

TOTAL INDUSTRIALS		348,226,589

INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,597,300	45,475,131
Electronic Equipment & Components - 0.1%
Fitbit, Inc.	99,600	1,508,940
Internet Software & Services - 4.7%
Alphabet, Inc.:
Class A	65,900	50,275,110
Class C	57,883	43,119,941
Facebook, Inc. Class A (a)	133,900	15,277,990
LinkedIn Corp. Class A (a)	6,500	743,275
Twitter, Inc. (a)	247,000	4,087,850
Yahoo!, Inc. (a)	277,259	10,205,904
		123,710,070
IT Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	79,300	4,972,110
First Data Corp.	658,505	8,095,002
First Data Corp. Class A (a)	175,600	2,272,264
IBM Corp.	189,800	28,745,210
MasterCard, Inc. Class A	331,600	31,336,200
Paychex, Inc.	257,300	13,896,773
PayPal Holdings, Inc. (a)	162,100	6,257,060
Unisys Corp. (a)	619,999	4,773,992
Visa, Inc. Class A	533,100	40,771,488
		141,120,099
Semiconductors & Semiconductor Equipment - 2.1%
Marvell Technology Group Ltd.	253,000	2,608,430
Maxim Integrated Products, Inc.	64,000	2,353,920
Qualcomm, Inc.	1,009,000	51,600,260
		56,562,610
Software - 4.6%
Adobe Systems, Inc. (a)	93,300	8,751,540
Autodesk, Inc. (a)	136,500	7,959,315
Microsoft Corp.	1,408,400	77,785,932
Mobileye NV (a)	94,100	3,508,989
Oracle Corp.	455,950	18,652,915
Salesforce.com, Inc. (a)	82,700	6,105,741
		122,764,432
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	737,600	80,391,024
EMC Corp.	1,185,600	31,596,240
Western Digital Corp.	186,700	8,819,708
		120,806,972

TOTAL INFORMATION TECHNOLOGY		611,948,254

MATERIALS - 3.2%
Chemicals - 2.5%
CF Industries Holdings, Inc.	145,600	4,563,104
E.I. du Pont de Nemours & Co.	109,247	6,917,520
Intrepid Potash, Inc. (a)	620,040	688,244
LyondellBasell Industries NV Class A	62,400	5,340,192
Monsanto Co.	311,600	27,339,784
Potash Corp. of Saskatchewan, Inc.	594,500	10,120,805
Syngenta AG (Switzerland)	20,332	8,431,616
W.R. Grace & Co. (a)	72,300	5,146,314
		68,547,579
Containers & Packaging - 0.5%
WestRock Co.	322,634	12,592,405
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (c)	479,700	4,960,098

TOTAL MATERIALS		86,100,082

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	305,506	16,521,764
UTILITIES - 0.9%
Electric Utilities - 0.7%
Exelon Corp.	567,300	20,343,378
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	330,900	4,755,033

TOTAL UTILITIES		25,098,411

TOTAL COMMON STOCKS
(Cost $2,492,737,643)		2,641,060,098
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19(d)
(Cost $1,375,000)	$1,375,000	1,102,578
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.39% (e)	17,000,284	17,000,284
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	31,433,077	31,433,077
TOTAL MONEY MARKET FUNDS
(Cost $48,433,361)		48,433,361
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $2,542,546,004)		2,690,596,037
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(24,752,411)
NET ASSETS - 100%		$2,665,843,626

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,053 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,102,578 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc.	2/14/14	$474,963

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,678
Fidelity Securities Lending Cash Central Fund	317,485
Total	$338,163

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$245,126,771	$245,091,718	$--	$35,053
Consumer Staples	175,853,614	163,701,774	12,151,840	--
Energy	307,759,059	307,759,059	--	--
Financials	498,042,054	497,034,939	1,007,115	--
Health Care	326,383,500	324,446,765	1,936,735	--
Industrials	348,226,589	348,226,589	--	--
Information Technology	611,948,254	603,853,252	8,095,002	--
Materials	86,100,082	77,668,466	8,431,616	--
Telecommunication Services	16,521,764	16,521,764	--	--
Utilities	25,098,411	25,098,411	--	--
Corporate Bonds	1,102,578	--	1,102,578	--
Money Market Funds	48,433,361	48,433,361	--	--
Total Investments in Securities:	$2,690,596,037	$2,657,836,098	$32,724,886	$35,053

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $30,536,594) — See accompanying schedule: Unaffiliated issuers (cost $2,494,112,643)	$2,642,162,676
Fidelity Central Funds (cost $48,433,361)	48,433,361
Total Investments (cost $2,542,546,004)		$2,690,596,037
Cash		30,112
Foreign currency held at value (cost $443)		2,167
Receivable for investments sold		11,409,615
Receivable for fund shares sold		114,102
Dividends receivable		4,586,980
Interest receivable		58,418
Distributions receivable from Fidelity Central Funds		44,821
Prepaid expenses		2,915
Other receivables		465,271
Total assets		2,707,310,438
Liabilities
Payable for investments purchased	$7,511,310
Payable for fund shares redeemed	996,715
Accrued management fee	1,208,358
Distribution and service plan fees payable	75,354
Other affiliated payables	117,298
Other payables and accrued expenses	124,700
Collateral on securities loaned, at value	31,433,077
Total liabilities		41,466,812
Net Assets		$2,665,843,626
Net Assets consist of:
Paid in capital		$2,499,631,931
Undistributed net investment income		10,238,993
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,107,559
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		147,865,143
Net Assets		$2,665,843,626
Class O:
Net Asset Value, offering price and redemption price per share ($2,305,493,508 ÷ 176,506,688 shares)		$13.06
Class A:
Net Asset Value and redemption price per share ($354,491,137 ÷ 27,975,909 shares)		$12.67
Maximum offering price per share (100/94.25 of $12.67)		$13.44
Class T:
Net Asset Value and redemption price per share ($2,042,336 ÷ 164,861 shares)		$12.39
Maximum offering price per share (100/96.50 of $12.39)		$12.84
Class B:
Net Asset Value and offering price per share ($54,944 ÷ 4,532 shares)(a)		$12.12
Class C:
Net Asset Value and offering price per share ($1,856,266 ÷ 154,486 shares)(a)		$12.02
Class I:
Net Asset Value, offering price and redemption price per share ($1,905,435 ÷ 145,180 shares)		$13.12

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$29,557,551
Interest		58,418
Income from Fidelity Central Funds		338,163
Total income		29,954,132
Expenses
Management fee	$7,330,403
Transfer agent fees	147,588
Distribution and service plan fees	456,960
Accounting and security lending fees	399,140
Custodian fees and expenses	45,294
Independent trustees' compensation	5,859
Depreciation in deferred trustee compensation account	(127)
Registration fees	33,256
Audit	36,924
Legal	11,723
Miscellaneous	21,118
Total expenses before reductions	8,488,138
Expense reductions	(9,872)	8,478,266
Net investment income (loss)		21,475,866
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,840,060
Foreign currency transactions	13,537
Total net realized gain (loss)		25,853,597
Change in net unrealized appreciation (depreciation) on: Investment securities	61,865,554
Assets and liabilities in foreign currencies	13,061
Total change in net unrealized appreciation (depreciation)		61,878,615
Net gain (loss)		87,732,212
Net increase (decrease) in net assets resulting from operations		$109,208,078

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,475,866	$40,656,071
Net realized gain (loss)	25,853,597	107,104,052
Change in net unrealized appreciation (depreciation)	61,878,615	(285,143,207)
Net increase (decrease) in net assets resulting from operations	109,208,078	(137,383,084)
Distributions to shareholders from net investment income	(41,057,988)	(37,611,672)
Distributions to shareholders from net realized gain	(113,554,669)	(413,083,355)
Total distributions	(154,612,657)	(450,695,027)
Share transactions - net increase (decrease)	66,895,810	203,326,997
Total increase (decrease) in net assets	21,491,231	(384,751,114)
Net Assets
Beginning of period	2,644,352,395	3,029,103,509
End of period (including undistributed net investment income of $10,238,993 and undistributed net investment income of $29,821,115, respectively)	$2,665,843,626	$2,644,352,395

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class O

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.30	$16.53	$14.24	$12.04	$9.67	$9.50
Income from Investment Operations
Net investment income (loss)A	.11	.21	.20	.11	.12	.05
Net realized and unrealized gain (loss)	.44	(.95)	2.19	2.22	2.32	.18
Total from investment operations	.55	(.74)	2.39	2.33	2.44	.23
Distributions from net investment income	(.21)	(.21)	(.10)	(.13)	(.06)	(.05)
Distributions from net realized gain	(.58)	(2.28)	–	–	(.01)	(.01)
Total distributions	(.79)	(2.49)	(.10)	(.13)	(.07)	(.06)
Net asset value, end of period	$13.06	$13.30	$16.53	$14.24	$12.04	$9.67
Total ReturnB,C,D	4.16%	(5.16)%	16.83%	19.62%	25.38%	2.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.59%G	.59%	.60%	.60%	.61%	.61%
Expenses net of fee waivers, if any	.59%G	.59%	.60%	.60%	.61%	.61%
Expenses net of all reductions	.59%G	.59%	.59%	.59%	.60%	.59%
Net investment income (loss)	1.65%G	1.40%	1.27%	.90%	1.05%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$2,305,494	$2,290,767	$2,634,214	$2,497,596	$2,382,741	$2,150,649
Portfolio turnover rateH	34%G	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.90	$16.10	$13.87	$11.74	$9.42	$9.26
Income from Investment Operations
Net investment income (loss)A	.09	.16	.15	.07	.08	.01
Net realized and unrealized gain (loss)	.43	(.92)	2.13	2.15	2.28	.17
Total from investment operations	.52	(.76)	2.28	2.22	2.36	.18
Distributions from net investment income	(.17)	(.17)	(.05)	(.09)	(.03)	(.01)
Distributions from net realized gain	(.58)	(2.28)	–	–	(.01)	(.01)
Total distributions	(.75)	(2.44)B	(.05)	(.09)	(.04)	(.02)
Net asset value, end of period	$12.67	$12.90	$16.10	$13.87	$11.74	$9.42
Total ReturnC,D,E,F	4.03%	(5.42)%	16.50%	19.12%	25.06%	1.91%
Ratios to Average Net AssetsG,H
Expenses before reductions	.89%I	.89%	.89%	.92%	.94%	.95%
Expenses net of fee waivers, if any	.89%I	.89%	.89%	.92%	.94%	.95%
Expenses net of all reductions	.89%I	.89%	.89%	.90%	.94%	.94%
Net investment income (loss)	1.35%I	1.10%	.97%	.58%	.71%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$354,491	$347,875	$389,001	$357,203	$325,967	$284,072
Portfolio turnover rateJ	34%I	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.278 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$15.78	$13.62	$11.55	$9.28	$9.15
Income from Investment Operations
Net investment income (loss)A	.05	.08	.06	.01	.02	(.04)
Net realized and unrealized gain (loss)	.42	(.89)	2.10	2.12	2.25	.17
Total from investment operations	.47	(.81)	2.16	2.13	2.27	.13
Distributions from net investment income	(.10)	(.10)	–	(.06)	–	–
Distributions from net realized gain	(.58)	(2.28)	–	–	–	–
Total distributions	(.67)B	(2.38)	–	(.06)	–	–
Net asset value, end of period	$12.39	$12.59	$15.78	$13.62	$11.55	$9.28
Total ReturnC,D,E	3.79%	(5.96)%	15.86%	18.50%	24.46%	1.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.44%H	1.43%	1.43%	1.45%	1.46%	1.45%
Expenses net of fee waivers, if any	1.44%H	1.43%	1.43%	1.45%	1.46%	1.45%
Expenses net of all reductions	1.44%H	1.42%	1.43%	1.43%	1.45%	1.43%
Net investment income (loss)	.80%H	.56%	.43%	.05%	.20%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,042	$2,066	$2,140	$1,543	$1,007	$739
Portfolio turnover rateI	34%H	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.575 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.27	$15.40	$13.35	$11.31	$9.13	$9.05
Income from Investment Operations
Net investment income (loss)A	.02	.01	–B	(.05)	(.03)	(.09)
Net realized and unrealized gain (loss)	.41	(.87)	2.05	2.09	2.21	.17
Total from investment operations	.43	(.86)	2.05	2.04	2.18	.08
Distributions from net investment income	(.01)	–	–	–	–	–
Distributions from net realized gain	(.58)	(2.27)	–	–	–	–
Total distributions	(.58)C	(2.27)	–	–	–	–
Net asset value, end of period	$12.12	$12.27	$15.40	$13.35	$11.31	$9.13
Total ReturnD,E,F	3.55%	(6.44)%	15.36%	18.04%	23.88%	.88%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.87%I	1.89%	1.89%	1.90%	1.90%	1.91%
Expenses net of fee waivers, if any	1.87%I	1.89%	1.89%	1.90%	1.90%	1.91%
Expenses net of all reductions	1.87%I	1.89%	1.89%	1.89%	1.90%	1.89%
Net investment income (loss)	.37%I	.09%	(.03)%	(.40)%	(.25)%	(.82)%
Supplemental Data
Net assets, end of period (000 omitted)	$55	$92	$144	$184	$235	$296
Portfolio turnover rateJ	34%I	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.009 and distributions from net realized gain of $.575 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.21	$15.36	$13.32	$11.28	$9.11	$9.02
Income from Investment Operations
Net investment income (loss)A	.02	.01	–B	(.05)	(.02)	(.08)
Net realized and unrealized gain (loss)	.42	(.87)	2.04	2.09	2.19	.17
Total from investment operations	.44	(.86)	2.04	2.04	2.17	.09
Distributions from net investment income	(.05)	(.01)	–	–	–	–
Distributions from net realized gain	(.58)	(2.28)	–	–	–	–
Total distributions	(.63)	(2.29)	–	–	–	–
Net asset value, end of period	$12.02	$12.21	$15.36	$13.32	$11.28	$9.11
Total ReturnC,D,E	3.60%	(6.43)%	15.32%	18.09%	23.82%	1.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.89%H	1.89%	1.89%	1.90%	1.87%	1.87%
Expenses net of fee waivers, if any	1.89%H	1.89%	1.89%	1.90%	1.87%	1.87%
Expenses net of all reductions	1.89%H	1.89%	1.89%	1.88%	1.87%	1.85%
Net investment income (loss)	.35%H	.10%	(.03)%	(.39)%	(.22)%	(.79)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,856	$1,948	$1,879	$1,764	$1,380	$1,007
Portfolio turnover rateI	34%H	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.34	$16.58	$14.28	$12.09	$9.71	$9.54
Income from Investment Operations
Net investment income (loss)A	.10	.19	.18	.09	.09	.02
Net realized and unrealized gain (loss)	.44	(.96)	2.20	2.21	2.34	.18
Total from investment operations	.54	(.77)	2.38	2.30	2.43	.20
Distributions from net investment income	(.19)	(.19)	(.08)	(.11)	(.04)	(.02)
Distributions from net realized gain	(.58)	(2.28)	–	–	(.01)	(.01)
Total distributions	(.76)B	(2.47)	(.08)	(.11)	(.05)	(.03)
Net asset value, end of period	$13.12	$13.34	$16.58	$14.28	$12.09	$9.71
Total ReturnC,D	4.10%	(5.35)%	16.72%	19.24%	25.10%	2.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.75%	.74%	.79%	.87%	.88%
Expenses net of fee waivers, if any	.77%G	.75%	.74%	.79%	.87%	.88%
Expenses net of all reductions	.77%G	.75%	.73%	.78%	.86%	.86%
Net investment income (loss)	1.48%G	1.24%	1.13%	.71%	.79%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$1,905	$1,604	$1,726	$1,281	$385	$199
Portfolio turnover rateH	34%G	33%	115%	57%	43%	118%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.76 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.575 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Class I, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$399,382,707
Gross unrealized depreciation	(258,684,917)
Net unrealized appreciation (depreciation) on securities	$140,697,790

Tax cost	$2,549,898,247

The Fund elected to defer to its next fiscal year approximately $2,434,838 of capital losses recognized during the period November 1, 2014 to September 30, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $456,082,907 and $535,420,547, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$441,566	$–
Class T	.25%	.25%	5,262	–
Class B	.75%	.25%	377	283
Class C	.75%	.25%	9,755	1,783
			$456,960	$2,066

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,791
Class T	447
Class B(a)	13
Class C(a)	97
$5,348

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Class I. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$43,396	.00(b)
Class A	95,917.05
Class T	3,722.35
Class B	109.29
Class C	2,941.30
Class I	1,503.18
	$147,588

 (a) Annualized

 (b) Amount less than 0.005%.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,000 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,514.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,976 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $317,485. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9,872.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2016	Year ended September 30, 2015
From net investment income
Class O	$36,421,738	$33,600,473
Class A	4,589,002	3,972,265
Class T	16,359	13,494
Class B	67	–
Class C	8,649	1,465
Class I	22,173	23,975
Total	$41,057,988	$37,611,672
From net realized gain
Class O	$97,862,898	$357,672,834
Class A	15,430,855	54,510,836
Class T	95,017	316,906
Class B	4,257	20,279
Class C	93,827	278,048
Class I	67,815	284,452
Total	$113,554,669	$413,083,355

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2016	Year ended September 30, 2015	Six months ended March 31, 2016	Year ended September 30, 2015
Class O
Shares sold	1,874,364	3,465,693	$24,893,011	$51,730,981
Reinvestment of distributions	10,013,152	27,334,022	129,970,694	381,036,246
Shares redeemed	(7,665,695)	(17,887,979)	(100,939,985)	(267,340,065)
Net increase (decrease)	4,221,821	12,911,736	$53,923,720	$165,427,162
Class A
Shares sold	847,581	1,335,357	$10,837,728	$19,472,587
Reinvestment of distributions	1,569,503	4,291,544	19,775,745	58,150,425
Shares redeemed	(1,410,551)	(2,815,140)	(17,865,980)	(40,869,718)
Net increase (decrease)	1,006,533	2,811,761	$12,747,493	$36,753,294
Class T
Shares sold	13,403	38,308	$163,784	$544,786
Reinvestment of distributions	8,994	24,795	110,987	329,525
Shares redeemed	(21,652)	(34,604)	(261,630)	(480,691)
Net increase (decrease)	745	28,499	$13,141	$393,620
Class B
Shares sold	539	–	$6,000	$–
Reinvestment of distributions	358	1,560	4,324	20,279
Shares redeemed	(3,894)	(3,365)	(46,729)	(46,212)
Net increase (decrease)	(2,997)	(1,805)	$(36,405)	$(25,933)
Class C
Shares sold	14,894	37,660	$180,674	$510,667
Reinvestment of distributions	6,942	17,743	83,232	229,419
Shares redeemed	(26,869)	(18,198)	(313,534)	(249,829)
Net increase (decrease)	(5,033)	37,205	$(49,628)	$490,257
Class I
Shares sold	37,563	75,425	$465,360	$1,179,164
Reinvestment of distributions	6,543	20,995	85,389	293,929
Shares redeemed	(19,115)	(80,371)	(253,260)	(1,184,496)
Net increase (decrease)	24,991	16,049	$297,489	$288,597

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Class O	.59%
Actual		$1,000.00	$1,041.60	$3.01
Hypothetical-C		$1,000.00	$1,022.05	$2.98
Class A	.89%
Actual		$1,000.00	$1,040.30	$4.54
Hypothetical-C		$1,000.00	$1,020.55	$4.50
Class T	1.44%
Actual		$1,000.00	$1,037.90	$7.34
Hypothetical-C		$1,000.00	$1,017.80	$7.26
Class B	1.87%
Actual		$1,000.00	$1,035.50	$9.52
Hypothetical-C		$1,000.00	$1,015.65	$9.42
Class C	1.89%
Actual		$1,000.00	$1,036.00	$9.62
Hypothetical-C		$1,000.00	$1,015.55	$9.52
Class I	.77%
Actual		$1,000.00	$1,041.00	$3.93
Hypothetical-C		$1,000.00	$1,021.15	$3.89

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

DESIIO-SANN-0516
1.791872.112

Fidelity Advisor® Diversified Stock Fund Class I Semi-Annual Report March 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class C	2.9	3.1
Apple, Inc.	2.8	3.0
Cisco Systems, Inc.	2.6	2.1
Procter & Gamble Co.	2.2	2.4
JPMorgan Chase & Co.	2.2	2.4
Johnson & Johnson	2.1	2.4
General Electric Co.	2.0	2.9
Qualcomm, Inc.	1.7	1.7
Exelon Corp.	1.7	1.2
Visa, Inc. Class A	1.6	1.6
	21.8

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.8	22.1
Information Technology	19.2	22.4
Health Care	12.3	11.7
Industrials	11.5	11.0
Energy	9.5	7.8

Asset Allocation (% of fund's net assets)

As of March 31, 2016 *
Stocks	95.5%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 11.0%

As of September 30, 2015*
Stocks	99.3%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 10.7%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Automobiles - 0.9%
Fiat Chrysler Automobiles NV	200,000	$1,615,818
General Motors Co.	450,000	14,143,500
		15,759,318
Hotels, Restaurants & Leisure - 0.1%
El Pollo Loco Holdings, Inc. (a)(b)	100,000	1,334,000
Household Durables - 1.3%
KB Home	875,000	12,495,000
Taylor Morrison Home Corp. (a)	336,553	4,752,128
Tupperware Brands Corp.	100,000	5,798,000
		23,045,128
Leisure Products - 1.6%
Brunswick Corp.	212,500	10,195,750
New Academy Holding Co. LLC unit (a)(c)(d)	60,000	9,517,800
NJOY, Inc. (a)(d)	787,487	100,798
Polaris Industries, Inc.	85,000	8,370,800
		28,185,148
Media - 2.1%
Comcast Corp. Class A	312,500	19,087,500
Time Warner, Inc.	140,000	10,157,000
Viacom, Inc. Class B (non-vtg.)	187,500	7,740,000
		36,984,500
Multiline Retail - 1.6%
Dollar General Corp.	75,000	6,420,000
Target Corp.	250,000	20,570,000
		26,990,000
Specialty Retail - 0.7%
GNC Holdings, Inc.	100,600	3,194,050
Stage Stores, Inc. (b)	350,300	2,823,418
TJX Companies, Inc.	75,000	5,876,250
		11,893,718
Textiles, Apparel & Luxury Goods - 0.2%
Tory Burch LLC unit (d)(e)	70,274	4,099,785

TOTAL CONSUMER DISCRETIONARY		148,291,597

CONSUMER STAPLES - 5.6%
Beverages - 1.1%
Diageo PLC sponsored ADR	75,000	8,090,250
The Coca-Cola Co.	225,000	10,437,750
		18,528,000
Food & Staples Retailing - 1.6%
CVS Health Corp.	225,000	23,339,250
Whole Foods Market, Inc.	150,000	4,666,500
		28,005,750
Food Products - 0.5%
Amplify Snack Brands, Inc. (b)	426,800	6,111,776
B&G Foods, Inc. Class A	100,000	3,481,000
		9,592,776
Household Products - 2.2%
Procter & Gamble Co.	475,000	39,097,250
Personal Products - 0.2%
Avon Products, Inc.	600,000	2,886,000

TOTAL CONSUMER STAPLES		98,109,776

ENERGY - 9.4%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	237,500	10,409,625
Ensco PLC Class A	150,000	1,555,500
Oceaneering International, Inc.	100,000	3,324,000
		15,289,125
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.	162,500	7,567,625
Apache Corp.	137,500	6,711,375
Cameco Corp. (b)	175,000	2,246,198
Chevron Corp.	300,000	28,620,000
CONSOL Energy, Inc. (b)	450,000	5,080,500
Energy Transfer Equity LP	1,803,400	12,858,242
Foresight Energy LP	456,938	511,771
Imperial Oil Ltd.	275,000	9,187,488
Kinder Morgan, Inc.	450,000	8,037,000
PDC Energy, Inc. (a)	5,500	326,975
Suncor Energy, Inc.	850,000	23,672,377
Teekay Offshore Partners LP	147,002	833,501
The Williams Companies, Inc.	1,442,700	23,184,189
Trilogy Energy Corp. (a)	100,000	275,650
Williams Partners LP	913,700	18,685,165
		147,798,056

TOTAL ENERGY		163,087,181

FINANCIALS - 19.8%
Banks - 8.3%
Bank of America Corp.	2,100,000	28,392,000
Comerica, Inc.	162,500	6,153,875
First Niagara Financial Group, Inc.	250,000	2,420,000
Huntington Bancshares, Inc.	650,000	6,201,000
JPMorgan Chase & Co.	650,000	38,493,000
KeyCorp	600,000	6,624,000
M&T Bank Corp.	47,500	5,272,500
Regions Financial Corp.	1,000,000	7,850,000
Standard Chartered PLC (United Kingdom)	450,014	3,054,245
SunTrust Banks, Inc.	350,000	12,628,000
U.S. Bancorp	300,000	12,177,000
Wells Fargo & Co.	325,000	15,717,000
		144,982,620
Capital Markets - 5.7%
Ares Capital Corp.	400,000	5,936,000
Franklin Resources, Inc.	87,500	3,416,875
KKR & Co. LP	1,300,000	19,097,000
Morgan Stanley	900,000	22,509,000
PJT Partners, Inc. (b)	23,750	571,188
State Street Corp.	350,000	20,482,000
The Blackstone Group LP	962,500	26,998,125
		99,010,188
Diversified Financial Services - 1.1%
KKR Renaissance Co-Invest LP unit (a)(d)	50,000	4,899,000
McGraw Hill Financial, Inc.	85,000	8,413,300
MSCI, Inc. Class A	75,000	5,556,000
		18,868,300
Insurance - 3.1%
American International Group, Inc.	300,000	16,215,000
Chubb Ltd.	149,812	17,850,100
MetLife, Inc.	425,000	18,674,500
Pricoa Global Funding I	12,500	902,750
		53,642,350
Thrifts & Mortgage Finance - 1.6%
MGIC Investment Corp. (a)	650,000	4,985,500
Radian Group, Inc.	1,784,600	22,129,040
		27,114,540

TOTAL FINANCIALS		343,617,998

HEALTH CARE - 12.3%
Biotechnology - 4.2%
AbbVie, Inc.	312,500	17,850,000
Alnylam Pharmaceuticals, Inc. (a)	17,300	1,085,921
Amgen, Inc.	110,000	16,492,300
Biogen, Inc. (a)	35,000	9,111,200
BioMarin Pharmaceutical, Inc. (a)	40,000	3,299,200
Celgene Corp. (a)	50,000	5,004,500
Gilead Sciences, Inc.	150,000	13,779,000
Intercept Pharmaceuticals, Inc. (a)	17,000	2,183,990
Spark Therapeutics, Inc. (a)	45,700	1,348,607
Trevena, Inc. (a)	325,000	2,687,750
		72,842,468
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	500,000	9,405,000
Medtronic PLC	285,000	21,375,000
		30,780,000
Health Care Providers & Services - 1.2%
Cigna Corp.	35,000	4,803,400
Express Scripts Holding Co. (a)	112,500	7,727,625
HealthSouth Corp. warrants 1/17/17 (a)	1,006	2,062
McKesson Corp.	50,000	7,862,500
		20,395,587
Pharmaceuticals - 5.1%
Astellas Pharma, Inc.	275,000	3,654,615
GlaxoSmithKline PLC sponsored ADR	400,000	16,220,000
Jazz Pharmaceuticals PLC (a)	80,000	10,444,000
Johnson & Johnson	337,500	36,517,500
Merck & Co., Inc.	200,000	10,582,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	150,000	8,026,500
TherapeuticsMD, Inc. (a)	475,000	3,040,000
Valeant Pharmaceuticals International, Inc. (Canada) (a)	25,000	657,500
		89,142,115

TOTAL HEALTH CARE		213,160,170

INDUSTRIALS - 11.5%
Aerospace & Defense - 2.2%
The Boeing Co.	130,000	16,502,200
United Technologies Corp.	225,000	22,522,500
		39,024,700
Air Freight & Logistics - 2.2%
FedEx Corp.	65,000	10,576,800
PostNL NV (a)	2,669,100	10,873,065
United Parcel Service, Inc. Class B	162,500	17,138,875
		38,588,740
Airlines - 0.2%
Copa Holdings SA Class A	62,500	4,234,375
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. (a)	300,000	13,065,000
Electrical Equipment - 0.9%
AMETEK, Inc.	95,000	4,748,100
Eaton Corp. PLC	170,000	10,635,200
		15,383,300
Industrial Conglomerates - 2.0%
General Electric Co.	1,100,026	34,969,827
Machinery - 0.9%
Cummins, Inc.	52,500	5,771,850
Joy Global, Inc. (b)	87,500	1,406,125
Rational AG	15,000	8,017,074
		15,195,049
Professional Services - 0.5%
Acacia Research Corp.	2,085,000	7,902,150
Road & Rail - 1.8%
Celadon Group, Inc.	500,000	5,240,000
CSX Corp.	175,000	4,506,250
Genesee & Wyoming, Inc. Class A (a)	62,500	3,918,750
J.B. Hunt Transport Services, Inc.	120,000	10,108,800
Norfolk Southern Corp.	30,000	2,497,500
Swift Transporation Co. (a)	225,000	4,191,750
		30,463,050

TOTAL INDUSTRIALS		198,826,191

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 2.6%
Cisco Systems, Inc.	1,600,000	45,552,000
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	112,500	6,966,000
Internet Software & Services - 5.5%
Alphabet, Inc. Class C	68,000	50,656,601
Facebook, Inc. Class A (a)	230,000	26,243,000
Rackspace Hosting, Inc. (a)	70,100	1,513,459
Twitter, Inc. (a)	87,500	1,448,125
Yahoo!, Inc. (a)	400,000	14,724,000
		94,585,185
IT Services - 5.2%
First Data Corp.	684,816	8,418,443
IBM Corp.	175,000	26,503,750
MasterCard, Inc. Class A	150,000	14,175,000
Paychex, Inc.	150,000	8,101,500
PayPal Holdings, Inc. (a)	125,000	4,825,000
Visa, Inc. Class A	375,000	28,680,000
		90,703,693
Semiconductors & Semiconductor Equipment - 1.7%
Qualcomm, Inc.	575,000	29,405,500
Software - 0.2%
Mobileye NV (a)	105,000	3,915,450
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	450,000	49,045,500
EMC Corp.	475,000	12,658,750
		61,704,250

TOTAL INFORMATION TECHNOLOGY		332,832,078

MATERIALS - 3.0%
Chemicals - 2.0%
LyondellBasell Industries NV Class A	100,000	8,558,000
Monsanto Co.	125,000	10,967,500
Potash Corp. of Saskatchewan, Inc.	300,000	5,107,218
The Dow Chemical Co.	162,500	8,264,750
Tronox Ltd. Class A	245,700	1,570,023
		34,467,491
Containers & Packaging - 0.6%
WestRock Co.	250,000	9,757,500
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. (b)	350,000	3,619,000
Randgold Resources Ltd. sponsored ADR	45,000	4,086,450
		7,705,450

TOTAL MATERIALS		51,930,441

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	525,000	20,564,250
Verizon Communications, Inc.	450,000	24,336,000
		44,900,250
UTILITIES - 3.6%
Electric Utilities - 3.6%
Entergy Corp.	112,500	8,919,000
Exelon Corp.	800,000	28,688,000
PPL Corp.	225,000	8,565,750
Southern Co.	300,000	15,519,000
		61,691,750
TOTAL COMMON STOCKS
(Cost $1,549,097,080)		1,656,447,432
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $2,000,000)	2,000,000	1,866,300
	Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 0.39% (f)	76,113,822	76,113,822
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	14,494,625	14,494,625
TOTAL MONEY MARKET FUNDS
(Cost $90,608,447)		90,608,447
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $1,641,705,527)		1,748,922,179
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(14,417,855)
NET ASSETS - 100%		$1,734,504,324

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,617,384 or 1.1% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$5,275,000
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
NJOY, Inc.	6/7/13 - 2/14/14	$878,142
Tory Burch LLC unit	5/14/15	$5,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58,901
Fidelity Securities Lending Cash Central Fund	205,650
Total	$264,551

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$148,291,597	$134,573,214	$--	$13,718,383
Consumer Staples	98,109,776	98,109,776	--	--
Energy	163,087,181	163,087,181	--	--
Financials	343,617,998	338,718,998	--	4,899,000
Health Care	213,160,170	209,505,555	3,654,615	--
Industrials	198,826,191	198,826,191	--	--
Information Technology	332,832,078	324,413,635	8,418,443	--
Materials	51,930,441	51,930,441	--	--
Telecommunication Services	44,900,250	44,900,250	--	--
Utilities	61,691,750	61,691,750	--	--
Corporate Bonds	1,866,300	--	1,866,300	--
Money Market Funds	90,608,447	90,608,447	--	--
Total Investments in Securities:	$1,748,922,179	$1,716,365,438	$13,939,358	$18,617,383

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$29,469,311
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(2,199,035)
Cost of Purchases	883,817
Proceeds of Sales	(9,536,710)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$18,617,383
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$(986,835)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.0%
Ireland	2.4%
Canada	2.3%
United Kingdom	1.7%
Netherlands	1.4%
Switzerland	1.4%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,030,982) — See accompanying schedule: Unaffiliated issuers (cost $1,551,097,080)	$1,658,313,732
Fidelity Central Funds (cost $90,608,447)	90,608,447
Total Investments (cost $1,641,705,527)		$1,748,922,179
Restricted cash		22,820
Receivable for investments sold		919,141
Receivable for fund shares sold		534,295
Dividends receivable		2,320,725
Interest receivable		35,667
Distributions receivable from Fidelity Central Funds		51,538
Prepaid expenses		1,997
Other receivables		52,226
Total assets		1,752,860,588
Liabilities
Payable for investments purchased	$1,459,875
Payable for fund shares redeemed	1,529,071
Accrued management fee	599,160
Distribution and service plan fees payable	75,219
Other affiliated payables	108,381
Other payables and accrued expenses	89,933
Collateral on securities loaned, at value	14,494,625
Total liabilities		18,356,264
Net Assets		$1,734,504,324
Net Assets consist of:
Paid in capital		$1,645,454,470
Undistributed net investment income		8,170,512
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,335,767)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		107,215,109
Net Assets		$1,734,504,324
Class O:
Net Asset Value, offering price and redemption price per share ($1,425,080,595 ÷ 70,618,390.9 shares)		$20.18
Class A:
Net Asset Value and redemption price per share ($214,124,685 ÷ 10,865,725.5 shares)		$19.71
Maximum offering price per share (100/94.25 of $19.71)		$20.91
Class T:
Net Asset Value and redemption price per share ($29,911,407 ÷ 1,527,669.5 shares)		$19.58
Maximum offering price per share (100/96.50 of $19.58)		$20.29
Class B:
Net Asset Value and offering price per share ($385,393 ÷ 19,706.3 shares)(a)		$19.56
Class C:
Net Asset Value and offering price per share ($22,835,179 ÷ 1,190,505.3 shares)(a)		$19.18
Class I:
Net Asset Value, offering price and redemption price per share ($42,093,270 ÷ 2,023,784.5 shares)		$20.80
Class Z:
Net Asset Value, offering price and redemption price per share ($73,795 ÷ 3,577.6 shares)		$20.63

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$20,728,323
Interest		52,178
Income from Fidelity Central Funds		264,551
Total income		21,045,052
Expenses
Management fee	$3,631,717
Transfer agent fees	318,617
Distribution and service plan fees	456,754
Accounting and security lending fees	268,397
Custodian fees and expenses	19,262
Independent trustees' compensation	3,813
Depreciation in deferred trustee compensation account	(308)
Registration fees	46,434
Audit	43,691
Legal	6,437
Interest	104
Miscellaneous	8,524
Total expenses before reductions	4,803,442
Expense reductions	(6,354)	4,797,088
Net investment income (loss)		16,247,964
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(19,258,176)
Foreign currency transactions	2,328
Total net realized gain (loss)		(19,255,848)
Change in net unrealized appreciation (depreciation) on: Investment securities	74,478,946
Assets and liabilities in foreign currencies	(8,010)
Total change in net unrealized appreciation (depreciation)		74,470,936
Net gain (loss)		55,215,088
Net increase (decrease) in net assets resulting from operations		$71,463,052

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,247,964	$34,565,615
Net realized gain (loss)	(19,255,848)	125,335,101
Change in net unrealized appreciation (depreciation)	74,470,936	(268,820,101)
Net increase (decrease) in net assets resulting from operations	71,463,052	(108,919,385)
Distributions to shareholders from net investment income	(28,006,100)	(25,946,174)
Distributions to shareholders from net realized gain	(111,376,978)	(172,571,626)
Total distributions	(139,383,078)	(198,517,800)
Share transactions - net increase (decrease)	66,342,569	(112,378,825)
Total increase (decrease) in net assets	(1,577,457)	(419,816,010)
Net Assets
Beginning of period	1,736,081,781	2,155,897,791
End of period (including undistributed net investment income of $8,170,512 and undistributed net investment income of $19,928,648, respectively)	$1,734,504,324	$1,736,081,781

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class O

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.04	$24.63	$21.17	$17.53	$13.33	$13.55
Income from Investment Operations
Net investment income (loss)A	.20	.40	.40	.32	.24	.18
Net realized and unrealized gain (loss)	.66	(1.71)	3.39	3.64	4.19	(.20)
Total from investment operations	.86	(1.31)	3.79	3.96	4.43	(.02)
Distributions from net investment income	(.36)	(.31)	(.27)	(.29)	(.20)	(.15)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.04)
Total distributions	(1.72)	(2.28)	(.33)	(.32)	(.23)	(.20)B
Net asset value, end of period	$20.18	$21.04	$24.63	$21.17	$17.53	$13.33
Total ReturnC,D,E	4.25%	(5.92)%	18.08%	23.05%	33.55%	(.32)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H	.50%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.47%H	.50%	.51%	.51%	.51%	.51%
Expenses net of all reductions	.47%H	.50%	.50%	.49%	.51%	.50%
Net investment income (loss)	1.95%H	1.70%	1.69%	1.68%	1.53%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$1,425,081	$1,426,230	$1,866,810	$1,622,353	$1,515,727	$1,268,316
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class A

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.55	$24.12	$20.75	$17.18	$13.07	$13.28
Income from Investment Operations
Net investment income (loss)A	.16	.31	.32	.26	.19	.13
Net realized and unrealized gain (loss)	.65	(1.67)	3.33	3.58	4.10	(.20)
Total from investment operations	.81	(1.36)	3.65	3.84	4.29	(.07)
Distributions from net investment income	(.29)	(.24)	(.21)	(.24)	(.15)	(.10)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.04)
Total distributions	(1.65)	(2.21)	(.28)B	(.27)	(.18)	(.14)
Net asset value, end of period	$19.71	$20.55	$24.12	$20.75	$17.18	$13.07
Total ReturnC,D,E,F	4.08%	(6.25)%	17.71%	22.73%	33.06%	(.62)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.84%I	.83%	.81%	.82%	.84%	.86%
Expenses net of fee waivers, if any	.84%I	.83%	.81%	.82%	.84%	.86%
Expenses net of all reductions	.84%I	.82%	.81%	.81%	.84%	.85%
Net investment income (loss)	1.59%I	1.37%	1.38%	1.37%	1.20%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$214,125	$212,181	$209,737	$153,940	$127,100	$98,808
Portfolio turnover rateJ	52%I	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.064 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class T

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.38	$23.95	$20.61	$17.08	$12.99	$13.21
Income from Investment Operations
Net investment income (loss)A	.12	.22	.21	.17	.12	.06
Net realized and unrealized gain (loss)	.63	(1.66)	3.32	3.56	4.08	(.19)
Total from investment operations	.75	(1.44)	3.53	3.73	4.20	(.13)
Distributions from net investment income	(.19)	(.17)	(.13)	(.17)	(.08)	(.05)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.04)
Total distributions	(1.55)	(2.13)B	(.19)	(.20)	(.11)	(.09)
Net asset value, end of period	$19.58	$20.38	$23.95	$20.61	$17.08	$12.99
Total ReturnC,D,E	3.84%	(6.62)%	17.21%	22.11%	32.46%	(1.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%H	1.23%	1.27%	1.28%	1.29%	1.29%
Expenses net of fee waivers, if any	1.24%H	1.23%	1.27%	1.28%	1.29%	1.29%
Expenses net of all reductions	1.24%H	1.23%	1.27%	1.27%	1.28%	1.28%
Net investment income (loss)	1.19%H	.97%	.92%	.91%	.76%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$29,911	$29,482	$23,443	$22,903	$14,874	$11,251
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.13 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.965 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class B

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.24	$23.76	$20.41	$16.87	$12.82	$13.04
Income from Investment Operations
Net investment income (loss)A	.07	.10	.10	.08	.04	(.01)
Net realized and unrealized gain (loss)	.64	(1.64)	3.29	3.53	4.04	(.19)
Total from investment operations	.71	(1.54)	3.39	3.61	4.08	(.20)
Distributions from net investment income	(.03)	(.01)	–	(.04)	–B	–
Distributions from net realized gain	(1.36)	(1.97)	(.04)	(.03)	(.03)	(.02)
Total distributions	(1.39)	(1.98)	(.04)	(.07)	(.03)	(.02)
Net asset value, end of period	$19.56	$20.24	$23.76	$20.41	$16.87	$12.82
Total ReturnC,D,E	3.60%	(7.10)%	16.60%	21.52%	31.87%	(1.57)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.76%H	1.77%	1.77%	1.77%	1.78%	1.78%
Expenses net of fee waivers, if any	1.76%H	1.77%	1.77%	1.77%	1.78%	1.78%
Expenses net of all reductions	1.76%H	1.76%	1.76%	1.75%	1.77%	1.77%
Net investment income (loss)	.67%H	.44%	.43%	.42%	.27%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$385	$467	$682	$705	$826	$776
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class C

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.93	$23.49	$20.28	$16.83	$12.81	$13.04
Income from Investment Operations
Net investment income (loss)A	.06	.10	.10	.08	.04	(.01)
Net realized and unrealized gain (loss)	.63	(1.62)	3.26	3.51	4.04	(.19)
Total from investment operations	.69	(1.52)	3.36	3.59	4.08	(.20)
Distributions from net investment income	(.08)	(.08)	(.09)	(.11)	(.03)	–
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.03)
Total distributions	(1.44)	(2.04)B	(.15)	(.14)	(.06)	(.03)
Net asset value, end of period	$19.18	$19.93	$23.49	$20.28	$16.83	$12.81
Total ReturnC,D,E	3.57%	(7.09)%	16.62%	21.52%	31.89%	(1.58)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.76%H	1.75%	1.76%	1.77%	1.77%	1.78%
Expenses net of fee waivers, if any	1.76%H	1.75%	1.76%	1.77%	1.77%	1.78%
Expenses net of all reductions	1.76%H	1.75%	1.76%	1.75%	1.77%	1.77%
Net investment income (loss)	.67%H	.45%	.43%	.42%	.27%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$22,835	$22,879	$22,094	$11,119	$4,775	$3,030
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.04 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class I

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.61	$25.10	$21.56	$17.84	$13.58	$13.82
Income from Investment Operations
Net investment income (loss)A	.19	.38	.35	.29	.21	.15
Net realized and unrealized gain (loss)	.68	(1.77)	3.49	3.72	4.26	(.20)
Total from investment operations	.87	(1.39)	3.84	4.01	4.47	(.05)
Distributions from net investment income	(.32)	(.14)	(.23)	(.26)	(.18)	(.15)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.04)
Total distributions	(1.68)	(2.10)B	(.30)C	(.29)	(.21)	(.19)
Net asset value, end of period	$20.80	$21.61	$25.10	$21.56	$17.84	$13.58
Total ReturnD,E	4.20%	(6.06)%	17.93%	22.82%	33.17%	(.50)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%	.68%	.71%	.75%	.74%
Expenses net of fee waivers, if any	.64%H	.64%	.68%	.71%	.75%	.74%
Expenses net of all reductions	.64%H	.63%	.67%	.70%	.75%	.73%
Net investment income (loss)	1.79%H	1.56%	1.52%	1.48%	1.29%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$42,093	$44,760	$33,013	$266,008	$223,854	$179,641
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.064 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class Z

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$21.47	$25.09	$21.56	$21.44
Income from Investment Operations
Net investment income (loss)B	.20	.41	.40	.04
Net realized and unrealized gain (loss)	.67	(1.76)	3.47	.08
Total from investment operations	.87	(1.35)	3.87	.12
Distributions from net investment income	(.35)	(.31)	(.27)	–
Distributions from net realized gain	(1.36)	(1.97)	(.06)	–
Total distributions	(1.71)	(2.27)C	(.34)D	–
Net asset value, end of period	$20.63	$21.47	$25.09	$21.56
Total ReturnE,F	4.24%	(5.94)%	18.10%	.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.51%	.51%	.52%I
Expenses net of fee waivers, if any	.51%I	.51%	.51%	.52%I
Expenses net of all reductions	.51%I	.51%	.51%	.50%I
Net investment income (loss)	1.92%I	1.69%	1.68%	1.36%I
Supplemental Data
Net assets, end of period (000 omitted)	$74	$83	$119	$101
Portfolio turnover rateJ	52%I	53%	55%	55%

 A For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distribution of $2.27 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $1.965 per share.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Class I and Class Z, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$18,617,383	Last transaction price	Transaction price	$0.13	Increase
		Market comparable	Discount rate	15.0%	Decrease
			EV/EBITDA multiple	8.5 - 11.5 / 9.5	Increase
			Discount for lack of marketability	15.0%	Decrease
			Probability rate	33.3%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, futures contracts, partnerships, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$267,052,613
Gross unrealized depreciation	(167,407,313)
Net unrealized appreciation (depreciation) on securities	$99,645,300
Tax cost	$1,649,276,879

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through this Subsidiary were $4,122,605 representing .24% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $441,670,474 and $481,448,831, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$266,906	$2,594
Class T	.25%	.25%	74,072	–
Class B	.75%	.25%	2,163	1,622
Class C	.75%	.25%	113,613	20,303
			$456,754	$24,519

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10,930
Class T	3,398
Class C(a)	3,496
$17,824

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, Class I and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$67,432.01
Class A	137,862.13
Class T	40,440.27
Class B	640.30
Class C	33,942.30
Class I	38,283.18
Class Z	18.05
	$318,617

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,768 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$9,075,000.41%		$104

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,953 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,258,000. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $205,650, including $848 from securities loaned to FCM.

8. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,354.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2016	Year ended September 30, 2015
From net investment income
Class O	$24,029,700	$23,240,677
Class A	2,964,199	2,228,099
Class T	276,577	185,875
Class B	538	286
Class C	87,577	80,262
Class I	646,211	209,650
Class Z	1,298	1,325
Total	$28,006,100	$25,946,174
From net realized gain
Class O	$91,032,218	$147,315,868
Class A	14,095,488	18,017,348
Class T	1,938,891	2,213,599
Class B	29,246	56,242
Class C	1,546,810	1,996,392
Class I	2,729,338	2,963,753
Class Z	4,987	8,424
Total	$111,376,978	$172,571,626

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2016	Year ended September 30, 2015	Six months ended March 31, 2016	Year ended September 30, 2015
Class O
Shares sold	314,119	2,287,530	$6,329,224	$53,641,943
Reinvestment of distributions	5,127,850	6,840,387	101,377,738	153,635,091
Shares redeemed	(2,613,435)	(17,121,478)	(53,302,851)	(390,687,724)
Net increase (decrease)	2,828,534	(7,993,561)	$54,404,111	$(183,410,690)
Class A
Shares sold	828,715	3,109,762	$16,513,489	$72,097,550
Reinvestment of distributions	873,334	911,032	16,881,539	20,033,590
Shares redeemed	(1,161,312)	(2,391,662)	(22,664,105)	(54,542,127)
Net increase (decrease)	540,737	1,629,132	$10,730,923	$37,589,013
Class T
Shares sold	191,168	734,570	$3,778,380	$16,881,464
Reinvestment of distributions	103,040	97,386	1,980,422	2,130,797
Shares redeemed	(213,390)	(364,096)	(4,183,541)	(8,173,269)
Net increase (decrease)	80,818	467,860	$1,575,261	$10,838,992
Class B
Shares sold	44	3,301	$852	$77,862
Reinvestment of distributions	1,480	2,423	28,467	52,867
Shares redeemed	(4,870)	(11,358)	(95,400)	(258,989)
Net increase (decrease)	(3,346)	(5,634)	$(66,081)	$(128,260)
Class C
Shares sold	120,008	407,214	$2,316,090	$9,151,851
Reinvestment of distributions	81,688	86,086	1,540,645	1,849,987
Shares redeemed	(159,272)	(285,644)	(3,064,905)	(6,367,594)
Net increase (decrease)	42,424	207,656	$791,830	$4,634,244
Class I
Shares sold	261,355	1,334,628	$5,462,021	$32,026,397
Reinvestment of distributions	157,235	131,239	3,204,452	3,031,625
Shares redeemed	(465,587)	(710,295)	(9,754,208)	(16,937,834)
Net increase (decrease)	(46,997)	755,572	$(1,087,735)	$18,120,188
Class Z
Shares sold	3	1	$54	$26
Reinvestment of distributions	311	425	6,285	9,749
Shares redeemed	(588)	(1,307)	(12,079)	(32,087)
Net increase (decrease)	(274)	(881)	$(5,740)	$(22,312)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 54% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Class O	.47%
Actual		$1,000.00	$1,042.50	$2.40
Hypothetical-C		$1,000.00	$1,022.65	$2.38
Class A	.84%
Actual		$1,000.00	$1,040.80	$4.29
Hypothetical-C		$1,000.00	$1,020.80	$4.24
Class T	1.24%
Actual		$1,000.00	$1,038.40	$6.32
Hypothetical-C		$1,000.00	$1,018.80	$6.26
Class B	1.76%
Actual		$1,000.00	$1,036.00	$8.96
Hypothetical-C		$1,000.00	$1,016.20	$8.87
Class C	1.76%
Actual		$1,000.00	$1,035.70	$8.96
Hypothetical-C		$1,000.00	$1,016.20	$8.87
Class I	.64%
Actual		$1,000.00	$1,042.00	$3.27
Hypothetical-C		$1,000.00	$1,021.80	$3.23
Class Z	.51%
Actual		$1,000.00	$1,042.40	$2.60
Hypothetical-C		$1,000.00	$1,022.45	$2.58

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ADESI-I-SANN-0516
1.814753.110

Fidelity Advisor® Diversified Stock Fund Class A, Class T, Class B and Class C Semi-Annual Report March 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class C	2.9	3.1
Apple, Inc.	2.8	3.0
Cisco Systems, Inc.	2.6	2.1
Procter & Gamble Co.	2.2	2.4
JPMorgan Chase & Co.	2.2	2.4
Johnson & Johnson	2.1	2.4
General Electric Co.	2.0	2.9
Qualcomm, Inc.	1.7	1.7
Exelon Corp.	1.7	1.2
Visa, Inc. Class A	1.6	1.6
	21.8

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.8	22.1
Information Technology	19.2	22.4
Health Care	12.3	11.7
Industrials	11.5	11.0
Energy	9.5	7.8

Asset Allocation (% of fund's net assets)

As of March 31, 2016 *
Stocks	95.5%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 11.0%

As of September 30, 2015*
Stocks	99.3%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 10.7%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Automobiles - 0.9%
Fiat Chrysler Automobiles NV	200,000	$1,615,818
General Motors Co.	450,000	14,143,500
		15,759,318
Hotels, Restaurants & Leisure - 0.1%
El Pollo Loco Holdings, Inc. (a)(b)	100,000	1,334,000
Household Durables - 1.3%
KB Home	875,000	12,495,000
Taylor Morrison Home Corp. (a)	336,553	4,752,128
Tupperware Brands Corp.	100,000	5,798,000
		23,045,128
Leisure Products - 1.6%
Brunswick Corp.	212,500	10,195,750
New Academy Holding Co. LLC unit (a)(c)(d)	60,000	9,517,800
NJOY, Inc. (a)(d)	787,487	100,798
Polaris Industries, Inc.	85,000	8,370,800
		28,185,148
Media - 2.1%
Comcast Corp. Class A	312,500	19,087,500
Time Warner, Inc.	140,000	10,157,000
Viacom, Inc. Class B (non-vtg.)	187,500	7,740,000
		36,984,500
Multiline Retail - 1.6%
Dollar General Corp.	75,000	6,420,000
Target Corp.	250,000	20,570,000
		26,990,000
Specialty Retail - 0.7%
GNC Holdings, Inc.	100,600	3,194,050
Stage Stores, Inc. (b)	350,300	2,823,418
TJX Companies, Inc.	75,000	5,876,250
		11,893,718
Textiles, Apparel & Luxury Goods - 0.2%
Tory Burch LLC unit (d)(e)	70,274	4,099,785

TOTAL CONSUMER DISCRETIONARY		148,291,597

CONSUMER STAPLES - 5.6%
Beverages - 1.1%
Diageo PLC sponsored ADR	75,000	8,090,250
The Coca-Cola Co.	225,000	10,437,750
		18,528,000
Food & Staples Retailing - 1.6%
CVS Health Corp.	225,000	23,339,250
Whole Foods Market, Inc.	150,000	4,666,500
		28,005,750
Food Products - 0.5%
Amplify Snack Brands, Inc. (b)	426,800	6,111,776
B&G Foods, Inc. Class A	100,000	3,481,000
		9,592,776
Household Products - 2.2%
Procter & Gamble Co.	475,000	39,097,250
Personal Products - 0.2%
Avon Products, Inc.	600,000	2,886,000

TOTAL CONSUMER STAPLES		98,109,776

ENERGY - 9.4%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	237,500	10,409,625
Ensco PLC Class A	150,000	1,555,500
Oceaneering International, Inc.	100,000	3,324,000
		15,289,125
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.	162,500	7,567,625
Apache Corp.	137,500	6,711,375
Cameco Corp. (b)	175,000	2,246,198
Chevron Corp.	300,000	28,620,000
CONSOL Energy, Inc. (b)	450,000	5,080,500
Energy Transfer Equity LP	1,803,400	12,858,242
Foresight Energy LP	456,938	511,771
Imperial Oil Ltd.	275,000	9,187,488
Kinder Morgan, Inc.	450,000	8,037,000
PDC Energy, Inc. (a)	5,500	326,975
Suncor Energy, Inc.	850,000	23,672,377
Teekay Offshore Partners LP	147,002	833,501
The Williams Companies, Inc.	1,442,700	23,184,189
Trilogy Energy Corp. (a)	100,000	275,650
Williams Partners LP	913,700	18,685,165
		147,798,056

TOTAL ENERGY		163,087,181

FINANCIALS - 19.8%
Banks - 8.3%
Bank of America Corp.	2,100,000	28,392,000
Comerica, Inc.	162,500	6,153,875
First Niagara Financial Group, Inc.	250,000	2,420,000
Huntington Bancshares, Inc.	650,000	6,201,000
JPMorgan Chase & Co.	650,000	38,493,000
KeyCorp	600,000	6,624,000
M&T Bank Corp.	47,500	5,272,500
Regions Financial Corp.	1,000,000	7,850,000
Standard Chartered PLC (United Kingdom)	450,014	3,054,245
SunTrust Banks, Inc.	350,000	12,628,000
U.S. Bancorp	300,000	12,177,000
Wells Fargo & Co.	325,000	15,717,000
		144,982,620
Capital Markets - 5.7%
Ares Capital Corp.	400,000	5,936,000
Franklin Resources, Inc.	87,500	3,416,875
KKR & Co. LP	1,300,000	19,097,000
Morgan Stanley	900,000	22,509,000
PJT Partners, Inc. (b)	23,750	571,188
State Street Corp.	350,000	20,482,000
The Blackstone Group LP	962,500	26,998,125
		99,010,188
Diversified Financial Services - 1.1%
KKR Renaissance Co-Invest LP unit (a)(d)	50,000	4,899,000
McGraw Hill Financial, Inc.	85,000	8,413,300
MSCI, Inc. Class A	75,000	5,556,000
		18,868,300
Insurance - 3.1%
American International Group, Inc.	300,000	16,215,000
Chubb Ltd.	149,812	17,850,100
MetLife, Inc.	425,000	18,674,500
Pricoa Global Funding I	12,500	902,750
		53,642,350
Thrifts & Mortgage Finance - 1.6%
MGIC Investment Corp. (a)	650,000	4,985,500
Radian Group, Inc.	1,784,600	22,129,040
		27,114,540

TOTAL FINANCIALS		343,617,998

HEALTH CARE - 12.3%
Biotechnology - 4.2%
AbbVie, Inc.	312,500	17,850,000
Alnylam Pharmaceuticals, Inc. (a)	17,300	1,085,921
Amgen, Inc.	110,000	16,492,300
Biogen, Inc. (a)	35,000	9,111,200
BioMarin Pharmaceutical, Inc. (a)	40,000	3,299,200
Celgene Corp. (a)	50,000	5,004,500
Gilead Sciences, Inc.	150,000	13,779,000
Intercept Pharmaceuticals, Inc. (a)	17,000	2,183,990
Spark Therapeutics, Inc. (a)	45,700	1,348,607
Trevena, Inc. (a)	325,000	2,687,750
		72,842,468
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	500,000	9,405,000
Medtronic PLC	285,000	21,375,000
		30,780,000
Health Care Providers & Services - 1.2%
Cigna Corp.	35,000	4,803,400
Express Scripts Holding Co. (a)	112,500	7,727,625
HealthSouth Corp. warrants 1/17/17 (a)	1,006	2,062
McKesson Corp.	50,000	7,862,500
		20,395,587
Pharmaceuticals - 5.1%
Astellas Pharma, Inc.	275,000	3,654,615
GlaxoSmithKline PLC sponsored ADR	400,000	16,220,000
Jazz Pharmaceuticals PLC (a)	80,000	10,444,000
Johnson & Johnson	337,500	36,517,500
Merck & Co., Inc.	200,000	10,582,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	150,000	8,026,500
TherapeuticsMD, Inc. (a)	475,000	3,040,000
Valeant Pharmaceuticals International, Inc. (Canada) (a)	25,000	657,500
		89,142,115

TOTAL HEALTH CARE		213,160,170

INDUSTRIALS - 11.5%
Aerospace & Defense - 2.2%
The Boeing Co.	130,000	16,502,200
United Technologies Corp.	225,000	22,522,500
		39,024,700
Air Freight & Logistics - 2.2%
FedEx Corp.	65,000	10,576,800
PostNL NV (a)	2,669,100	10,873,065
United Parcel Service, Inc. Class B	162,500	17,138,875
		38,588,740
Airlines - 0.2%
Copa Holdings SA Class A	62,500	4,234,375
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. (a)	300,000	13,065,000
Electrical Equipment - 0.9%
AMETEK, Inc.	95,000	4,748,100
Eaton Corp. PLC	170,000	10,635,200
		15,383,300
Industrial Conglomerates - 2.0%
General Electric Co.	1,100,026	34,969,827
Machinery - 0.9%
Cummins, Inc.	52,500	5,771,850
Joy Global, Inc. (b)	87,500	1,406,125
Rational AG	15,000	8,017,074
		15,195,049
Professional Services - 0.5%
Acacia Research Corp.	2,085,000	7,902,150
Road & Rail - 1.8%
Celadon Group, Inc.	500,000	5,240,000
CSX Corp.	175,000	4,506,250
Genesee & Wyoming, Inc. Class A (a)	62,500	3,918,750
J.B. Hunt Transport Services, Inc.	120,000	10,108,800
Norfolk Southern Corp.	30,000	2,497,500
Swift Transporation Co. (a)	225,000	4,191,750
		30,463,050

TOTAL INDUSTRIALS		198,826,191

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 2.6%
Cisco Systems, Inc.	1,600,000	45,552,000
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	112,500	6,966,000
Internet Software & Services - 5.5%
Alphabet, Inc. Class C	68,000	50,656,601
Facebook, Inc. Class A (a)	230,000	26,243,000
Rackspace Hosting, Inc. (a)	70,100	1,513,459
Twitter, Inc. (a)	87,500	1,448,125
Yahoo!, Inc. (a)	400,000	14,724,000
		94,585,185
IT Services - 5.2%
First Data Corp.	684,816	8,418,443
IBM Corp.	175,000	26,503,750
MasterCard, Inc. Class A	150,000	14,175,000
Paychex, Inc.	150,000	8,101,500
PayPal Holdings, Inc. (a)	125,000	4,825,000
Visa, Inc. Class A	375,000	28,680,000
		90,703,693
Semiconductors & Semiconductor Equipment - 1.7%
Qualcomm, Inc.	575,000	29,405,500
Software - 0.2%
Mobileye NV (a)	105,000	3,915,450
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	450,000	49,045,500
EMC Corp.	475,000	12,658,750
		61,704,250

TOTAL INFORMATION TECHNOLOGY		332,832,078

MATERIALS - 3.0%
Chemicals - 2.0%
LyondellBasell Industries NV Class A	100,000	8,558,000
Monsanto Co.	125,000	10,967,500
Potash Corp. of Saskatchewan, Inc.	300,000	5,107,218
The Dow Chemical Co.	162,500	8,264,750
Tronox Ltd. Class A	245,700	1,570,023
		34,467,491
Containers & Packaging - 0.6%
WestRock Co.	250,000	9,757,500
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. (b)	350,000	3,619,000
Randgold Resources Ltd. sponsored ADR	45,000	4,086,450
		7,705,450

TOTAL MATERIALS		51,930,441

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	525,000	20,564,250
Verizon Communications, Inc.	450,000	24,336,000
		44,900,250
UTILITIES - 3.6%
Electric Utilities - 3.6%
Entergy Corp.	112,500	8,919,000
Exelon Corp.	800,000	28,688,000
PPL Corp.	225,000	8,565,750
Southern Co.	300,000	15,519,000
		61,691,750
TOTAL COMMON STOCKS
(Cost $1,549,097,080)		1,656,447,432
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $2,000,000)	2,000,000	1,866,300
	Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 0.39% (f)	76,113,822	76,113,822
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	14,494,625	14,494,625
TOTAL MONEY MARKET FUNDS
(Cost $90,608,447)		90,608,447
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $1,641,705,527)		1,748,922,179
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(14,417,855)
NET ASSETS - 100%		$1,734,504,324

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,617,384 or 1.1% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$5,275,000
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
NJOY, Inc.	6/7/13 - 2/14/14	$878,142
Tory Burch LLC unit	5/14/15	$5,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58,901
Fidelity Securities Lending Cash Central Fund	205,650
Total	$264,551

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$148,291,597	$134,573,214	$--	$13,718,383
Consumer Staples	98,109,776	98,109,776	--	--
Energy	163,087,181	163,087,181	--	--
Financials	343,617,998	338,718,998	--	4,899,000
Health Care	213,160,170	209,505,555	3,654,615	--
Industrials	198,826,191	198,826,191	--	--
Information Technology	332,832,078	324,413,635	8,418,443	--
Materials	51,930,441	51,930,441	--	--
Telecommunication Services	44,900,250	44,900,250	--	--
Utilities	61,691,750	61,691,750	--	--
Corporate Bonds	1,866,300	--	1,866,300	--
Money Market Funds	90,608,447	90,608,447	--	--
Total Investments in Securities:	$1,748,922,179	$1,716,365,438	$13,939,358	$18,617,383

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$29,469,311
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(2,199,035)
Cost of Purchases	883,817
Proceeds of Sales	(9,536,710)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$18,617,383
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$(986,835)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.0%
Ireland	2.4%
Canada	2.3%
United Kingdom	1.7%
Netherlands	1.4%
Switzerland	1.4%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,030,982) — See accompanying schedule: Unaffiliated issuers (cost $1,551,097,080)	$1,658,313,732
Fidelity Central Funds (cost $90,608,447)	90,608,447
Total Investments (cost $1,641,705,527)		$1,748,922,179
Restricted cash		22,820
Receivable for investments sold		919,141
Receivable for fund shares sold		534,295
Dividends receivable		2,320,725
Interest receivable		35,667
Distributions receivable from Fidelity Central Funds		51,538
Prepaid expenses		1,997
Other receivables		52,226
Total assets		1,752,860,588
Liabilities
Payable for investments purchased	$1,459,875
Payable for fund shares redeemed	1,529,071
Accrued management fee	599,160
Distribution and service plan fees payable	75,219
Other affiliated payables	108,381
Other payables and accrued expenses	89,933
Collateral on securities loaned, at value	14,494,625
Total liabilities		18,356,264
Net Assets		$1,734,504,324
Net Assets consist of:
Paid in capital		$1,645,454,470
Undistributed net investment income		8,170,512
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,335,767)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		107,215,109
Net Assets		$1,734,504,324
Class O:
Net Asset Value, offering price and redemption price per share ($1,425,080,595 ÷ 70,618,390.9 shares)		$20.18
Class A:
Net Asset Value and redemption price per share ($214,124,685 ÷ 10,865,725.5 shares)		$19.71
Maximum offering price per share (100/94.25 of $19.71)		$20.91
Class T:
Net Asset Value and redemption price per share ($29,911,407 ÷ 1,527,669.5 shares)		$19.58
Maximum offering price per share (100/96.50 of $19.58)		$20.29
Class B:
Net Asset Value and offering price per share ($385,393 ÷ 19,706.3 shares)(a)		$19.56
Class C:
Net Asset Value and offering price per share ($22,835,179 ÷ 1,190,505.3 shares)(a)		$19.18
Class I:
Net Asset Value, offering price and redemption price per share ($42,093,270 ÷ 2,023,784.5 shares)		$20.80
Class Z:
Net Asset Value, offering price and redemption price per share ($73,795 ÷ 3,577.6 shares)		$20.63

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$20,728,323
Interest		52,178
Income from Fidelity Central Funds		264,551
Total income		21,045,052
Expenses
Management fee	$3,631,717
Transfer agent fees	318,617
Distribution and service plan fees	456,754
Accounting and security lending fees	268,397
Custodian fees and expenses	19,262
Independent trustees' compensation	3,813
Depreciation in deferred trustee compensation account	(308)
Registration fees	46,434
Audit	43,691
Legal	6,437
Interest	104
Miscellaneous	8,524
Total expenses before reductions	4,803,442
Expense reductions	(6,354)	4,797,088
Net investment income (loss)		16,247,964
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(19,258,176)
Foreign currency transactions	2,328
Total net realized gain (loss)		(19,255,848)
Change in net unrealized appreciation (depreciation) on: Investment securities	74,478,946
Assets and liabilities in foreign currencies	(8,010)
Total change in net unrealized appreciation (depreciation)		74,470,936
Net gain (loss)		55,215,088
Net increase (decrease) in net assets resulting from operations		$71,463,052

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,247,964	$34,565,615
Net realized gain (loss)	(19,255,848)	125,335,101
Change in net unrealized appreciation (depreciation)	74,470,936	(268,820,101)
Net increase (decrease) in net assets resulting from operations	71,463,052	(108,919,385)
Distributions to shareholders from net investment income	(28,006,100)	(25,946,174)
Distributions to shareholders from net realized gain	(111,376,978)	(172,571,626)
Total distributions	(139,383,078)	(198,517,800)
Share transactions - net increase (decrease)	66,342,569	(112,378,825)
Total increase (decrease) in net assets	(1,577,457)	(419,816,010)
Net Assets
Beginning of period	1,736,081,781	2,155,897,791
End of period (including undistributed net investment income of $8,170,512 and undistributed net investment income of $19,928,648, respectively)	$1,734,504,324	$1,736,081,781

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class O

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.04	$24.63	$21.17	$17.53	$13.33	$13.55
Income from Investment Operations
Net investment income (loss)A	.20	.40	.40	.32	.24	.18
Net realized and unrealized gain (loss)	.66	(1.71)	3.39	3.64	4.19	(.20)
Total from investment operations	.86	(1.31)	3.79	3.96	4.43	(.02)
Distributions from net investment income	(.36)	(.31)	(.27)	(.29)	(.20)	(.15)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.04)
Total distributions	(1.72)	(2.28)	(.33)	(.32)	(.23)	(.20)B
Net asset value, end of period	$20.18	$21.04	$24.63	$21.17	$17.53	$13.33
Total ReturnC,D,E	4.25%	(5.92)%	18.08%	23.05%	33.55%	(.32)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H	.50%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.47%H	.50%	.51%	.51%	.51%	.51%
Expenses net of all reductions	.47%H	.50%	.50%	.49%	.51%	.50%
Net investment income (loss)	1.95%H	1.70%	1.69%	1.68%	1.53%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$1,425,081	$1,426,230	$1,866,810	$1,622,353	$1,515,727	$1,268,316
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class A

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.55	$24.12	$20.75	$17.18	$13.07	$13.28
Income from Investment Operations
Net investment income (loss)A	.16	.31	.32	.26	.19	.13
Net realized and unrealized gain (loss)	.65	(1.67)	3.33	3.58	4.10	(.20)
Total from investment operations	.81	(1.36)	3.65	3.84	4.29	(.07)
Distributions from net investment income	(.29)	(.24)	(.21)	(.24)	(.15)	(.10)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.04)
Total distributions	(1.65)	(2.21)	(.28)B	(.27)	(.18)	(.14)
Net asset value, end of period	$19.71	$20.55	$24.12	$20.75	$17.18	$13.07
Total ReturnC,D,E,F	4.08%	(6.25)%	17.71%	22.73%	33.06%	(.62)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.84%I	.83%	.81%	.82%	.84%	.86%
Expenses net of fee waivers, if any	.84%I	.83%	.81%	.82%	.84%	.86%
Expenses net of all reductions	.84%I	.82%	.81%	.81%	.84%	.85%
Net investment income (loss)	1.59%I	1.37%	1.38%	1.37%	1.20%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$214,125	$212,181	$209,737	$153,940	$127,100	$98,808
Portfolio turnover rateJ	52%I	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.064 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class T

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.38	$23.95	$20.61	$17.08	$12.99	$13.21
Income from Investment Operations
Net investment income (loss)A	.12	.22	.21	.17	.12	.06
Net realized and unrealized gain (loss)	.63	(1.66)	3.32	3.56	4.08	(.19)
Total from investment operations	.75	(1.44)	3.53	3.73	4.20	(.13)
Distributions from net investment income	(.19)	(.17)	(.13)	(.17)	(.08)	(.05)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.04)
Total distributions	(1.55)	(2.13)B	(.19)	(.20)	(.11)	(.09)
Net asset value, end of period	$19.58	$20.38	$23.95	$20.61	$17.08	$12.99
Total ReturnC,D,E	3.84%	(6.62)%	17.21%	22.11%	32.46%	(1.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%H	1.23%	1.27%	1.28%	1.29%	1.29%
Expenses net of fee waivers, if any	1.24%H	1.23%	1.27%	1.28%	1.29%	1.29%
Expenses net of all reductions	1.24%H	1.23%	1.27%	1.27%	1.28%	1.28%
Net investment income (loss)	1.19%H	.97%	.92%	.91%	.76%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$29,911	$29,482	$23,443	$22,903	$14,874	$11,251
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.13 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.965 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class B

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.24	$23.76	$20.41	$16.87	$12.82	$13.04
Income from Investment Operations
Net investment income (loss)A	.07	.10	.10	.08	.04	(.01)
Net realized and unrealized gain (loss)	.64	(1.64)	3.29	3.53	4.04	(.19)
Total from investment operations	.71	(1.54)	3.39	3.61	4.08	(.20)
Distributions from net investment income	(.03)	(.01)	–	(.04)	–B	–
Distributions from net realized gain	(1.36)	(1.97)	(.04)	(.03)	(.03)	(.02)
Total distributions	(1.39)	(1.98)	(.04)	(.07)	(.03)	(.02)
Net asset value, end of period	$19.56	$20.24	$23.76	$20.41	$16.87	$12.82
Total ReturnC,D,E	3.60%	(7.10)%	16.60%	21.52%	31.87%	(1.57)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.76%H	1.77%	1.77%	1.77%	1.78%	1.78%
Expenses net of fee waivers, if any	1.76%H	1.77%	1.77%	1.77%	1.78%	1.78%
Expenses net of all reductions	1.76%H	1.76%	1.76%	1.75%	1.77%	1.77%
Net investment income (loss)	.67%H	.44%	.43%	.42%	.27%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$385	$467	$682	$705	$826	$776
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class C

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.93	$23.49	$20.28	$16.83	$12.81	$13.04
Income from Investment Operations
Net investment income (loss)A	.06	.10	.10	.08	.04	(.01)
Net realized and unrealized gain (loss)	.63	(1.62)	3.26	3.51	4.04	(.19)
Total from investment operations	.69	(1.52)	3.36	3.59	4.08	(.20)
Distributions from net investment income	(.08)	(.08)	(.09)	(.11)	(.03)	–
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.03)
Total distributions	(1.44)	(2.04)B	(.15)	(.14)	(.06)	(.03)
Net asset value, end of period	$19.18	$19.93	$23.49	$20.28	$16.83	$12.81
Total ReturnC,D,E	3.57%	(7.09)%	16.62%	21.52%	31.89%	(1.58)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.76%H	1.75%	1.76%	1.77%	1.77%	1.78%
Expenses net of fee waivers, if any	1.76%H	1.75%	1.76%	1.77%	1.77%	1.78%
Expenses net of all reductions	1.76%H	1.75%	1.76%	1.75%	1.77%	1.77%
Net investment income (loss)	.67%H	.45%	.43%	.42%	.27%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$22,835	$22,879	$22,094	$11,119	$4,775	$3,030
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.04 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class I

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.61	$25.10	$21.56	$17.84	$13.58	$13.82
Income from Investment Operations
Net investment income (loss)A	.19	.38	.35	.29	.21	.15
Net realized and unrealized gain (loss)	.68	(1.77)	3.49	3.72	4.26	(.20)
Total from investment operations	.87	(1.39)	3.84	4.01	4.47	(.05)
Distributions from net investment income	(.32)	(.14)	(.23)	(.26)	(.18)	(.15)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.04)
Total distributions	(1.68)	(2.10)B	(.30)C	(.29)	(.21)	(.19)
Net asset value, end of period	$20.80	$21.61	$25.10	$21.56	$17.84	$13.58
Total ReturnD,E	4.20%	(6.06)%	17.93%	22.82%	33.17%	(.50)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%	.68%	.71%	.75%	.74%
Expenses net of fee waivers, if any	.64%H	.64%	.68%	.71%	.75%	.74%
Expenses net of all reductions	.64%H	.63%	.67%	.70%	.75%	.73%
Net investment income (loss)	1.79%H	1.56%	1.52%	1.48%	1.29%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$42,093	$44,760	$33,013	$266,008	$223,854	$179,641
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.064 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class Z

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$21.47	$25.09	$21.56	$21.44
Income from Investment Operations
Net investment income (loss)B	.20	.41	.40	.04
Net realized and unrealized gain (loss)	.67	(1.76)	3.47	.08
Total from investment operations	.87	(1.35)	3.87	.12
Distributions from net investment income	(.35)	(.31)	(.27)	–
Distributions from net realized gain	(1.36)	(1.97)	(.06)	–
Total distributions	(1.71)	(2.27)C	(.34)D	–
Net asset value, end of period	$20.63	$21.47	$25.09	$21.56
Total ReturnE,F	4.24%	(5.94)%	18.10%	.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.51%	.51%	.52%I
Expenses net of fee waivers, if any	.51%I	.51%	.51%	.52%I
Expenses net of all reductions	.51%I	.51%	.51%	.50%I
Net investment income (loss)	1.92%I	1.69%	1.68%	1.36%I
Supplemental Data
Net assets, end of period (000 omitted)	$74	$83	$119	$101
Portfolio turnover rateJ	52%I	53%	55%	55%

 A For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distribution of $2.27 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $1.965 per share.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Class I and Class Z, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$18,617,383	Last transaction price	Transaction price	$0.13	Increase
		Market comparable	Discount rate	15.0%	Decrease
			EV/EBITDA multiple	8.5 - 11.5 / 9.5	Increase
			Discount for lack of marketability	15.0%	Decrease
			Probability rate	33.3%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, futures contracts, partnerships, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$267,052,613
Gross unrealized depreciation	(167,407,313)
Net unrealized appreciation (depreciation) on securities	$99,645,300
Tax cost	$1,649,276,879

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through this Subsidiary were $4,122,605 representing .24% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $441,670,474 and $481,448,831, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$266,906	$2,594
Class T	.25%	.25%	74,072	–
Class B	.75%	.25%	2,163	1,622
Class C	.75%	.25%	113,613	20,303
			$456,754	$24,519

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10,930
Class T	3,398
Class C(a)	3,496
$17,824

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, Class I and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$67,432.01
Class A	137,862.13
Class T	40,440.27
Class B	640.30
Class C	33,942.30
Class I	38,283.18
Class Z	18.05
	$318,617

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,768 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$9,075,000.41%		$104

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,953 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,258,000. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $205,650, including $848 from securities loaned to FCM.

8. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,354.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2016	Year ended September 30, 2015
From net investment income
Class O	$24,029,700	$23,240,677
Class A	2,964,199	2,228,099
Class T	276,577	185,875
Class B	538	286
Class C	87,577	80,262
Class I	646,211	209,650
Class Z	1,298	1,325
Total	$28,006,100	$25,946,174
From net realized gain
Class O	$91,032,218	$147,315,868
Class A	14,095,488	18,017,348
Class T	1,938,891	2,213,599
Class B	29,246	56,242
Class C	1,546,810	1,996,392
Class I	2,729,338	2,963,753
Class Z	4,987	8,424
Total	$111,376,978	$172,571,626

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2016	Year ended September 30, 2015	Six months ended March 31, 2016	Year ended September 30, 2015
Class O
Shares sold	314,119	2,287,530	$6,329,224	$53,641,943
Reinvestment of distributions	5,127,850	6,840,387	101,377,738	153,635,091
Shares redeemed	(2,613,435)	(17,121,478)	(53,302,851)	(390,687,724)
Net increase (decrease)	2,828,534	(7,993,561)	$54,404,111	$(183,410,690)
Class A
Shares sold	828,715	3,109,762	$16,513,489	$72,097,550
Reinvestment of distributions	873,334	911,032	16,881,539	20,033,590
Shares redeemed	(1,161,312)	(2,391,662)	(22,664,105)	(54,542,127)
Net increase (decrease)	540,737	1,629,132	$10,730,923	$37,589,013
Class T
Shares sold	191,168	734,570	$3,778,380	$16,881,464
Reinvestment of distributions	103,040	97,386	1,980,422	2,130,797
Shares redeemed	(213,390)	(364,096)	(4,183,541)	(8,173,269)
Net increase (decrease)	80,818	467,860	$1,575,261	$10,838,992
Class B
Shares sold	44	3,301	$852	$77,862
Reinvestment of distributions	1,480	2,423	28,467	52,867
Shares redeemed	(4,870)	(11,358)	(95,400)	(258,989)
Net increase (decrease)	(3,346)	(5,634)	$(66,081)	$(128,260)
Class C
Shares sold	120,008	407,214	$2,316,090	$9,151,851
Reinvestment of distributions	81,688	86,086	1,540,645	1,849,987
Shares redeemed	(159,272)	(285,644)	(3,064,905)	(6,367,594)
Net increase (decrease)	42,424	207,656	$791,830	$4,634,244
Class I
Shares sold	261,355	1,334,628	$5,462,021	$32,026,397
Reinvestment of distributions	157,235	131,239	3,204,452	3,031,625
Shares redeemed	(465,587)	(710,295)	(9,754,208)	(16,937,834)
Net increase (decrease)	(46,997)	755,572	$(1,087,735)	$18,120,188
Class Z
Shares sold	3	1	$54	$26
Reinvestment of distributions	311	425	6,285	9,749
Shares redeemed	(588)	(1,307)	(12,079)	(32,087)
Net increase (decrease)	(274)	(881)	$(5,740)	$(22,312)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 54% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Class O	.47%
Actual		$1,000.00	$1,042.50	$2.40
Hypothetical-C		$1,000.00	$1,022.65	$2.38
Class A	.84%
Actual		$1,000.00	$1,040.80	$4.29
Hypothetical-C		$1,000.00	$1,020.80	$4.24
Class T	1.24%
Actual		$1,000.00	$1,038.40	$6.32
Hypothetical-C		$1,000.00	$1,018.80	$6.26
Class B	1.76%
Actual		$1,000.00	$1,036.00	$8.96
Hypothetical-C		$1,000.00	$1,016.20	$8.87
Class C	1.76%
Actual		$1,000.00	$1,035.70	$8.96
Hypothetical-C		$1,000.00	$1,016.20	$8.87
Class I	.64%
Actual		$1,000.00	$1,042.00	$3.27
Hypothetical-C		$1,000.00	$1,021.80	$3.23
Class Z	.51%
Actual		$1,000.00	$1,042.40	$2.60
Hypothetical-C		$1,000.00	$1,022.45	$2.58

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ADESI-SANN-0516
1.814747.110

Fidelity Advisor® Diversified Stock Fund Class Z Semi-Annual Report March 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class C	2.9	3.1
Apple, Inc.	2.8	3.0
Cisco Systems, Inc.	2.6	2.1
Procter & Gamble Co.	2.2	2.4
JPMorgan Chase & Co.	2.2	2.4
Johnson & Johnson	2.1	2.4
General Electric Co.	2.0	2.9
Qualcomm, Inc.	1.7	1.7
Exelon Corp.	1.7	1.2
Visa, Inc. Class A	1.6	1.6
	21.8

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.8	22.1
Information Technology	19.2	22.4
Health Care	12.3	11.7
Industrials	11.5	11.0
Energy	9.5	7.8

Asset Allocation (% of fund's net assets)

As of March 31, 2016 *
Stocks	95.5%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 11.0%

As of September 30, 2015*
Stocks	99.3%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 10.7%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Automobiles - 0.9%
Fiat Chrysler Automobiles NV	200,000	$1,615,818
General Motors Co.	450,000	14,143,500
		15,759,318
Hotels, Restaurants & Leisure - 0.1%
El Pollo Loco Holdings, Inc. (a)(b)	100,000	1,334,000
Household Durables - 1.3%
KB Home	875,000	12,495,000
Taylor Morrison Home Corp. (a)	336,553	4,752,128
Tupperware Brands Corp.	100,000	5,798,000
		23,045,128
Leisure Products - 1.6%
Brunswick Corp.	212,500	10,195,750
New Academy Holding Co. LLC unit (a)(c)(d)	60,000	9,517,800
NJOY, Inc. (a)(d)	787,487	100,798
Polaris Industries, Inc.	85,000	8,370,800
		28,185,148
Media - 2.1%
Comcast Corp. Class A	312,500	19,087,500
Time Warner, Inc.	140,000	10,157,000
Viacom, Inc. Class B (non-vtg.)	187,500	7,740,000
		36,984,500
Multiline Retail - 1.6%
Dollar General Corp.	75,000	6,420,000
Target Corp.	250,000	20,570,000
		26,990,000
Specialty Retail - 0.7%
GNC Holdings, Inc.	100,600	3,194,050
Stage Stores, Inc. (b)	350,300	2,823,418
TJX Companies, Inc.	75,000	5,876,250
		11,893,718
Textiles, Apparel & Luxury Goods - 0.2%
Tory Burch LLC unit (d)(e)	70,274	4,099,785

TOTAL CONSUMER DISCRETIONARY		148,291,597

CONSUMER STAPLES - 5.6%
Beverages - 1.1%
Diageo PLC sponsored ADR	75,000	8,090,250
The Coca-Cola Co.	225,000	10,437,750
		18,528,000
Food & Staples Retailing - 1.6%
CVS Health Corp.	225,000	23,339,250
Whole Foods Market, Inc.	150,000	4,666,500
		28,005,750
Food Products - 0.5%
Amplify Snack Brands, Inc. (b)	426,800	6,111,776
B&G Foods, Inc. Class A	100,000	3,481,000
		9,592,776
Household Products - 2.2%
Procter & Gamble Co.	475,000	39,097,250
Personal Products - 0.2%
Avon Products, Inc.	600,000	2,886,000

TOTAL CONSUMER STAPLES		98,109,776

ENERGY - 9.4%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	237,500	10,409,625
Ensco PLC Class A	150,000	1,555,500
Oceaneering International, Inc.	100,000	3,324,000
		15,289,125
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.	162,500	7,567,625
Apache Corp.	137,500	6,711,375
Cameco Corp. (b)	175,000	2,246,198
Chevron Corp.	300,000	28,620,000
CONSOL Energy, Inc. (b)	450,000	5,080,500
Energy Transfer Equity LP	1,803,400	12,858,242
Foresight Energy LP	456,938	511,771
Imperial Oil Ltd.	275,000	9,187,488
Kinder Morgan, Inc.	450,000	8,037,000
PDC Energy, Inc. (a)	5,500	326,975
Suncor Energy, Inc.	850,000	23,672,377
Teekay Offshore Partners LP	147,002	833,501
The Williams Companies, Inc.	1,442,700	23,184,189
Trilogy Energy Corp. (a)	100,000	275,650
Williams Partners LP	913,700	18,685,165
		147,798,056

TOTAL ENERGY		163,087,181

FINANCIALS - 19.8%
Banks - 8.3%
Bank of America Corp.	2,100,000	28,392,000
Comerica, Inc.	162,500	6,153,875
First Niagara Financial Group, Inc.	250,000	2,420,000
Huntington Bancshares, Inc.	650,000	6,201,000
JPMorgan Chase & Co.	650,000	38,493,000
KeyCorp	600,000	6,624,000
M&T Bank Corp.	47,500	5,272,500
Regions Financial Corp.	1,000,000	7,850,000
Standard Chartered PLC (United Kingdom)	450,014	3,054,245
SunTrust Banks, Inc.	350,000	12,628,000
U.S. Bancorp	300,000	12,177,000
Wells Fargo & Co.	325,000	15,717,000
		144,982,620
Capital Markets - 5.7%
Ares Capital Corp.	400,000	5,936,000
Franklin Resources, Inc.	87,500	3,416,875
KKR & Co. LP	1,300,000	19,097,000
Morgan Stanley	900,000	22,509,000
PJT Partners, Inc. (b)	23,750	571,188
State Street Corp.	350,000	20,482,000
The Blackstone Group LP	962,500	26,998,125
		99,010,188
Diversified Financial Services - 1.1%
KKR Renaissance Co-Invest LP unit (a)(d)	50,000	4,899,000
McGraw Hill Financial, Inc.	85,000	8,413,300
MSCI, Inc. Class A	75,000	5,556,000
		18,868,300
Insurance - 3.1%
American International Group, Inc.	300,000	16,215,000
Chubb Ltd.	149,812	17,850,100
MetLife, Inc.	425,000	18,674,500
Pricoa Global Funding I	12,500	902,750
		53,642,350
Thrifts & Mortgage Finance - 1.6%
MGIC Investment Corp. (a)	650,000	4,985,500
Radian Group, Inc.	1,784,600	22,129,040
		27,114,540

TOTAL FINANCIALS		343,617,998

HEALTH CARE - 12.3%
Biotechnology - 4.2%
AbbVie, Inc.	312,500	17,850,000
Alnylam Pharmaceuticals, Inc. (a)	17,300	1,085,921
Amgen, Inc.	110,000	16,492,300
Biogen, Inc. (a)	35,000	9,111,200
BioMarin Pharmaceutical, Inc. (a)	40,000	3,299,200
Celgene Corp. (a)	50,000	5,004,500
Gilead Sciences, Inc.	150,000	13,779,000
Intercept Pharmaceuticals, Inc. (a)	17,000	2,183,990
Spark Therapeutics, Inc. (a)	45,700	1,348,607
Trevena, Inc. (a)	325,000	2,687,750
		72,842,468
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	500,000	9,405,000
Medtronic PLC	285,000	21,375,000
		30,780,000
Health Care Providers & Services - 1.2%
Cigna Corp.	35,000	4,803,400
Express Scripts Holding Co. (a)	112,500	7,727,625
HealthSouth Corp. warrants 1/17/17 (a)	1,006	2,062
McKesson Corp.	50,000	7,862,500
		20,395,587
Pharmaceuticals - 5.1%
Astellas Pharma, Inc.	275,000	3,654,615
GlaxoSmithKline PLC sponsored ADR	400,000	16,220,000
Jazz Pharmaceuticals PLC (a)	80,000	10,444,000
Johnson & Johnson	337,500	36,517,500
Merck & Co., Inc.	200,000	10,582,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	150,000	8,026,500
TherapeuticsMD, Inc. (a)	475,000	3,040,000
Valeant Pharmaceuticals International, Inc. (Canada) (a)	25,000	657,500
		89,142,115

TOTAL HEALTH CARE		213,160,170

INDUSTRIALS - 11.5%
Aerospace & Defense - 2.2%
The Boeing Co.	130,000	16,502,200
United Technologies Corp.	225,000	22,522,500
		39,024,700
Air Freight & Logistics - 2.2%
FedEx Corp.	65,000	10,576,800
PostNL NV (a)	2,669,100	10,873,065
United Parcel Service, Inc. Class B	162,500	17,138,875
		38,588,740
Airlines - 0.2%
Copa Holdings SA Class A	62,500	4,234,375
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. (a)	300,000	13,065,000
Electrical Equipment - 0.9%
AMETEK, Inc.	95,000	4,748,100
Eaton Corp. PLC	170,000	10,635,200
		15,383,300
Industrial Conglomerates - 2.0%
General Electric Co.	1,100,026	34,969,827
Machinery - 0.9%
Cummins, Inc.	52,500	5,771,850
Joy Global, Inc. (b)	87,500	1,406,125
Rational AG	15,000	8,017,074
		15,195,049
Professional Services - 0.5%
Acacia Research Corp.	2,085,000	7,902,150
Road & Rail - 1.8%
Celadon Group, Inc.	500,000	5,240,000
CSX Corp.	175,000	4,506,250
Genesee & Wyoming, Inc. Class A (a)	62,500	3,918,750
J.B. Hunt Transport Services, Inc.	120,000	10,108,800
Norfolk Southern Corp.	30,000	2,497,500
Swift Transporation Co. (a)	225,000	4,191,750
		30,463,050

TOTAL INDUSTRIALS		198,826,191

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 2.6%
Cisco Systems, Inc.	1,600,000	45,552,000
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	112,500	6,966,000
Internet Software & Services - 5.5%
Alphabet, Inc. Class C	68,000	50,656,601
Facebook, Inc. Class A (a)	230,000	26,243,000
Rackspace Hosting, Inc. (a)	70,100	1,513,459
Twitter, Inc. (a)	87,500	1,448,125
Yahoo!, Inc. (a)	400,000	14,724,000
		94,585,185
IT Services - 5.2%
First Data Corp.	684,816	8,418,443
IBM Corp.	175,000	26,503,750
MasterCard, Inc. Class A	150,000	14,175,000
Paychex, Inc.	150,000	8,101,500
PayPal Holdings, Inc. (a)	125,000	4,825,000
Visa, Inc. Class A	375,000	28,680,000
		90,703,693
Semiconductors & Semiconductor Equipment - 1.7%
Qualcomm, Inc.	575,000	29,405,500
Software - 0.2%
Mobileye NV (a)	105,000	3,915,450
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	450,000	49,045,500
EMC Corp.	475,000	12,658,750
		61,704,250

TOTAL INFORMATION TECHNOLOGY		332,832,078

MATERIALS - 3.0%
Chemicals - 2.0%
LyondellBasell Industries NV Class A	100,000	8,558,000
Monsanto Co.	125,000	10,967,500
Potash Corp. of Saskatchewan, Inc.	300,000	5,107,218
The Dow Chemical Co.	162,500	8,264,750
Tronox Ltd. Class A	245,700	1,570,023
		34,467,491
Containers & Packaging - 0.6%
WestRock Co.	250,000	9,757,500
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. (b)	350,000	3,619,000
Randgold Resources Ltd. sponsored ADR	45,000	4,086,450
		7,705,450

TOTAL MATERIALS		51,930,441

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	525,000	20,564,250
Verizon Communications, Inc.	450,000	24,336,000
		44,900,250
UTILITIES - 3.6%
Electric Utilities - 3.6%
Entergy Corp.	112,500	8,919,000
Exelon Corp.	800,000	28,688,000
PPL Corp.	225,000	8,565,750
Southern Co.	300,000	15,519,000
		61,691,750
TOTAL COMMON STOCKS
(Cost $1,549,097,080)		1,656,447,432
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $2,000,000)	2,000,000	1,866,300
	Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 0.39% (f)	76,113,822	76,113,822
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	14,494,625	14,494,625
TOTAL MONEY MARKET FUNDS
(Cost $90,608,447)		90,608,447
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $1,641,705,527)		1,748,922,179
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(14,417,855)
NET ASSETS - 100%		$1,734,504,324

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,617,384 or 1.1% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$5,275,000
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
NJOY, Inc.	6/7/13 - 2/14/14	$878,142
Tory Burch LLC unit	5/14/15	$5,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58,901
Fidelity Securities Lending Cash Central Fund	205,650
Total	$264,551

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$148,291,597	$134,573,214	$--	$13,718,383
Consumer Staples	98,109,776	98,109,776	--	--
Energy	163,087,181	163,087,181	--	--
Financials	343,617,998	338,718,998	--	4,899,000
Health Care	213,160,170	209,505,555	3,654,615	--
Industrials	198,826,191	198,826,191	--	--
Information Technology	332,832,078	324,413,635	8,418,443	--
Materials	51,930,441	51,930,441	--	--
Telecommunication Services	44,900,250	44,900,250	--	--
Utilities	61,691,750	61,691,750	--	--
Corporate Bonds	1,866,300	--	1,866,300	--
Money Market Funds	90,608,447	90,608,447	--	--
Total Investments in Securities:	$1,748,922,179	$1,716,365,438	$13,939,358	$18,617,383

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$29,469,311
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(2,199,035)
Cost of Purchases	883,817
Proceeds of Sales	(9,536,710)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$18,617,383
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$(986,835)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.0%
Ireland	2.4%
Canada	2.3%
United Kingdom	1.7%
Netherlands	1.4%
Switzerland	1.4%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,030,982) — See accompanying schedule: Unaffiliated issuers (cost $1,551,097,080)	$1,658,313,732
Fidelity Central Funds (cost $90,608,447)	90,608,447
Total Investments (cost $1,641,705,527)		$1,748,922,179
Restricted cash		22,820
Receivable for investments sold		919,141
Receivable for fund shares sold		534,295
Dividends receivable		2,320,725
Interest receivable		35,667
Distributions receivable from Fidelity Central Funds		51,538
Prepaid expenses		1,997
Other receivables		52,226
Total assets		1,752,860,588
Liabilities
Payable for investments purchased	$1,459,875
Payable for fund shares redeemed	1,529,071
Accrued management fee	599,160
Distribution and service plan fees payable	75,219
Other affiliated payables	108,381
Other payables and accrued expenses	89,933
Collateral on securities loaned, at value	14,494,625
Total liabilities		18,356,264
Net Assets		$1,734,504,324
Net Assets consist of:
Paid in capital		$1,645,454,470
Undistributed net investment income		8,170,512
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,335,767)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		107,215,109
Net Assets		$1,734,504,324
Class O:
Net Asset Value, offering price and redemption price per share ($1,425,080,595 ÷ 70,618,390.9 shares)		$20.18
Class A:
Net Asset Value and redemption price per share ($214,124,685 ÷ 10,865,725.5 shares)		$19.71
Maximum offering price per share (100/94.25 of $19.71)		$20.91
Class T:
Net Asset Value and redemption price per share ($29,911,407 ÷ 1,527,669.5 shares)		$19.58
Maximum offering price per share (100/96.50 of $19.58)		$20.29
Class B:
Net Asset Value and offering price per share ($385,393 ÷ 19,706.3 shares)(a)		$19.56
Class C:
Net Asset Value and offering price per share ($22,835,179 ÷ 1,190,505.3 shares)(a)		$19.18
Class I:
Net Asset Value, offering price and redemption price per share ($42,093,270 ÷ 2,023,784.5 shares)		$20.80
Class Z:
Net Asset Value, offering price and redemption price per share ($73,795 ÷ 3,577.6 shares)		$20.63

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$20,728,323
Interest		52,178
Income from Fidelity Central Funds		264,551
Total income		21,045,052
Expenses
Management fee	$3,631,717
Transfer agent fees	318,617
Distribution and service plan fees	456,754
Accounting and security lending fees	268,397
Custodian fees and expenses	19,262
Independent trustees' compensation	3,813
Depreciation in deferred trustee compensation account	(308)
Registration fees	46,434
Audit	43,691
Legal	6,437
Interest	104
Miscellaneous	8,524
Total expenses before reductions	4,803,442
Expense reductions	(6,354)	4,797,088
Net investment income (loss)		16,247,964
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(19,258,176)
Foreign currency transactions	2,328
Total net realized gain (loss)		(19,255,848)
Change in net unrealized appreciation (depreciation) on: Investment securities	74,478,946
Assets and liabilities in foreign currencies	(8,010)
Total change in net unrealized appreciation (depreciation)		74,470,936
Net gain (loss)		55,215,088
Net increase (decrease) in net assets resulting from operations		$71,463,052

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,247,964	$34,565,615
Net realized gain (loss)	(19,255,848)	125,335,101
Change in net unrealized appreciation (depreciation)	74,470,936	(268,820,101)
Net increase (decrease) in net assets resulting from operations	71,463,052	(108,919,385)
Distributions to shareholders from net investment income	(28,006,100)	(25,946,174)
Distributions to shareholders from net realized gain	(111,376,978)	(172,571,626)
Total distributions	(139,383,078)	(198,517,800)
Share transactions - net increase (decrease)	66,342,569	(112,378,825)
Total increase (decrease) in net assets	(1,577,457)	(419,816,010)
Net Assets
Beginning of period	1,736,081,781	2,155,897,791
End of period (including undistributed net investment income of $8,170,512 and undistributed net investment income of $19,928,648, respectively)	$1,734,504,324	$1,736,081,781

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class O

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.04	$24.63	$21.17	$17.53	$13.33	$13.55
Income from Investment Operations
Net investment income (loss)A	.20	.40	.40	.32	.24	.18
Net realized and unrealized gain (loss)	.66	(1.71)	3.39	3.64	4.19	(.20)
Total from investment operations	.86	(1.31)	3.79	3.96	4.43	(.02)
Distributions from net investment income	(.36)	(.31)	(.27)	(.29)	(.20)	(.15)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.04)
Total distributions	(1.72)	(2.28)	(.33)	(.32)	(.23)	(.20)B
Net asset value, end of period	$20.18	$21.04	$24.63	$21.17	$17.53	$13.33
Total ReturnC,D,E	4.25%	(5.92)%	18.08%	23.05%	33.55%	(.32)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H	.50%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.47%H	.50%	.51%	.51%	.51%	.51%
Expenses net of all reductions	.47%H	.50%	.50%	.49%	.51%	.50%
Net investment income (loss)	1.95%H	1.70%	1.69%	1.68%	1.53%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$1,425,081	$1,426,230	$1,866,810	$1,622,353	$1,515,727	$1,268,316
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class A

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.55	$24.12	$20.75	$17.18	$13.07	$13.28
Income from Investment Operations
Net investment income (loss)A	.16	.31	.32	.26	.19	.13
Net realized and unrealized gain (loss)	.65	(1.67)	3.33	3.58	4.10	(.20)
Total from investment operations	.81	(1.36)	3.65	3.84	4.29	(.07)
Distributions from net investment income	(.29)	(.24)	(.21)	(.24)	(.15)	(.10)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.04)
Total distributions	(1.65)	(2.21)	(.28)B	(.27)	(.18)	(.14)
Net asset value, end of period	$19.71	$20.55	$24.12	$20.75	$17.18	$13.07
Total ReturnC,D,E,F	4.08%	(6.25)%	17.71%	22.73%	33.06%	(.62)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.84%I	.83%	.81%	.82%	.84%	.86%
Expenses net of fee waivers, if any	.84%I	.83%	.81%	.82%	.84%	.86%
Expenses net of all reductions	.84%I	.82%	.81%	.81%	.84%	.85%
Net investment income (loss)	1.59%I	1.37%	1.38%	1.37%	1.20%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$214,125	$212,181	$209,737	$153,940	$127,100	$98,808
Portfolio turnover rateJ	52%I	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.064 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class T

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.38	$23.95	$20.61	$17.08	$12.99	$13.21
Income from Investment Operations
Net investment income (loss)A	.12	.22	.21	.17	.12	.06
Net realized and unrealized gain (loss)	.63	(1.66)	3.32	3.56	4.08	(.19)
Total from investment operations	.75	(1.44)	3.53	3.73	4.20	(.13)
Distributions from net investment income	(.19)	(.17)	(.13)	(.17)	(.08)	(.05)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.04)
Total distributions	(1.55)	(2.13)B	(.19)	(.20)	(.11)	(.09)
Net asset value, end of period	$19.58	$20.38	$23.95	$20.61	$17.08	$12.99
Total ReturnC,D,E	3.84%	(6.62)%	17.21%	22.11%	32.46%	(1.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%H	1.23%	1.27%	1.28%	1.29%	1.29%
Expenses net of fee waivers, if any	1.24%H	1.23%	1.27%	1.28%	1.29%	1.29%
Expenses net of all reductions	1.24%H	1.23%	1.27%	1.27%	1.28%	1.28%
Net investment income (loss)	1.19%H	.97%	.92%	.91%	.76%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$29,911	$29,482	$23,443	$22,903	$14,874	$11,251
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.13 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.965 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class B

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.24	$23.76	$20.41	$16.87	$12.82	$13.04
Income from Investment Operations
Net investment income (loss)A	.07	.10	.10	.08	.04	(.01)
Net realized and unrealized gain (loss)	.64	(1.64)	3.29	3.53	4.04	(.19)
Total from investment operations	.71	(1.54)	3.39	3.61	4.08	(.20)
Distributions from net investment income	(.03)	(.01)	–	(.04)	–B	–
Distributions from net realized gain	(1.36)	(1.97)	(.04)	(.03)	(.03)	(.02)
Total distributions	(1.39)	(1.98)	(.04)	(.07)	(.03)	(.02)
Net asset value, end of period	$19.56	$20.24	$23.76	$20.41	$16.87	$12.82
Total ReturnC,D,E	3.60%	(7.10)%	16.60%	21.52%	31.87%	(1.57)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.76%H	1.77%	1.77%	1.77%	1.78%	1.78%
Expenses net of fee waivers, if any	1.76%H	1.77%	1.77%	1.77%	1.78%	1.78%
Expenses net of all reductions	1.76%H	1.76%	1.76%	1.75%	1.77%	1.77%
Net investment income (loss)	.67%H	.44%	.43%	.42%	.27%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$385	$467	$682	$705	$826	$776
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class C

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.93	$23.49	$20.28	$16.83	$12.81	$13.04
Income from Investment Operations
Net investment income (loss)A	.06	.10	.10	.08	.04	(.01)
Net realized and unrealized gain (loss)	.63	(1.62)	3.26	3.51	4.04	(.19)
Total from investment operations	.69	(1.52)	3.36	3.59	4.08	(.20)
Distributions from net investment income	(.08)	(.08)	(.09)	(.11)	(.03)	–
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.03)
Total distributions	(1.44)	(2.04)B	(.15)	(.14)	(.06)	(.03)
Net asset value, end of period	$19.18	$19.93	$23.49	$20.28	$16.83	$12.81
Total ReturnC,D,E	3.57%	(7.09)%	16.62%	21.52%	31.89%	(1.58)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.76%H	1.75%	1.76%	1.77%	1.77%	1.78%
Expenses net of fee waivers, if any	1.76%H	1.75%	1.76%	1.77%	1.77%	1.78%
Expenses net of all reductions	1.76%H	1.75%	1.76%	1.75%	1.77%	1.77%
Net investment income (loss)	.67%H	.45%	.43%	.42%	.27%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$22,835	$22,879	$22,094	$11,119	$4,775	$3,030
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.04 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class I

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.61	$25.10	$21.56	$17.84	$13.58	$13.82
Income from Investment Operations
Net investment income (loss)A	.19	.38	.35	.29	.21	.15
Net realized and unrealized gain (loss)	.68	(1.77)	3.49	3.72	4.26	(.20)
Total from investment operations	.87	(1.39)	3.84	4.01	4.47	(.05)
Distributions from net investment income	(.32)	(.14)	(.23)	(.26)	(.18)	(.15)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.04)
Total distributions	(1.68)	(2.10)B	(.30)C	(.29)	(.21)	(.19)
Net asset value, end of period	$20.80	$21.61	$25.10	$21.56	$17.84	$13.58
Total ReturnD,E	4.20%	(6.06)%	17.93%	22.82%	33.17%	(.50)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%	.68%	.71%	.75%	.74%
Expenses net of fee waivers, if any	.64%H	.64%	.68%	.71%	.75%	.74%
Expenses net of all reductions	.64%H	.63%	.67%	.70%	.75%	.73%
Net investment income (loss)	1.79%H	1.56%	1.52%	1.48%	1.29%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$42,093	$44,760	$33,013	$266,008	$223,854	$179,641
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.064 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class Z

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$21.47	$25.09	$21.56	$21.44
Income from Investment Operations
Net investment income (loss)B	.20	.41	.40	.04
Net realized and unrealized gain (loss)	.67	(1.76)	3.47	.08
Total from investment operations	.87	(1.35)	3.87	.12
Distributions from net investment income	(.35)	(.31)	(.27)	–
Distributions from net realized gain	(1.36)	(1.97)	(.06)	–
Total distributions	(1.71)	(2.27)C	(.34)D	–
Net asset value, end of period	$20.63	$21.47	$25.09	$21.56
Total ReturnE,F	4.24%	(5.94)%	18.10%	.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.51%	.51%	.52%I
Expenses net of fee waivers, if any	.51%I	.51%	.51%	.52%I
Expenses net of all reductions	.51%I	.51%	.51%	.50%I
Net investment income (loss)	1.92%I	1.69%	1.68%	1.36%I
Supplemental Data
Net assets, end of period (000 omitted)	$74	$83	$119	$101
Portfolio turnover rateJ	52%I	53%	55%	55%

 A For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distribution of $2.27 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $1.965 per share.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Class I and Class Z, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$18,617,383	Last transaction price	Transaction price	$0.13	Increase
		Market comparable	Discount rate	15.0%	Decrease
			EV/EBITDA multiple	8.5 - 11.5 / 9.5	Increase
			Discount for lack of marketability	15.0%	Decrease
			Probability rate	33.3%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, futures contracts, partnerships, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$267,052,613
Gross unrealized depreciation	(167,407,313)
Net unrealized appreciation (depreciation) on securities	$99,645,300
Tax cost	$1,649,276,879

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through this Subsidiary were $4,122,605 representing .24% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $441,670,474 and $481,448,831, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$266,906	$2,594
Class T	.25%	.25%	74,072	–
Class B	.75%	.25%	2,163	1,622
Class C	.75%	.25%	113,613	20,303
			$456,754	$24,519

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10,930
Class T	3,398
Class C(a)	3,496
$17,824

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, Class I and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$67,432.01
Class A	137,862.13
Class T	40,440.27
Class B	640.30
Class C	33,942.30
Class I	38,283.18
Class Z	18.05
	$318,617

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,768 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$9,075,000.41%		$104

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,953 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,258,000. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $205,650, including $848 from securities loaned to FCM.

8. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,354.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2016	Year ended September 30, 2015
From net investment income
Class O	$24,029,700	$23,240,677
Class A	2,964,199	2,228,099
Class T	276,577	185,875
Class B	538	286
Class C	87,577	80,262
Class I	646,211	209,650
Class Z	1,298	1,325
Total	$28,006,100	$25,946,174
From net realized gain
Class O	$91,032,218	$147,315,868
Class A	14,095,488	18,017,348
Class T	1,938,891	2,213,599
Class B	29,246	56,242
Class C	1,546,810	1,996,392
Class I	2,729,338	2,963,753
Class Z	4,987	8,424
Total	$111,376,978	$172,571,626

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2016	Year ended September 30, 2015	Six months ended March 31, 2016	Year ended September 30, 2015
Class O
Shares sold	314,119	2,287,530	$6,329,224	$53,641,943
Reinvestment of distributions	5,127,850	6,840,387	101,377,738	153,635,091
Shares redeemed	(2,613,435)	(17,121,478)	(53,302,851)	(390,687,724)
Net increase (decrease)	2,828,534	(7,993,561)	$54,404,111	$(183,410,690)
Class A
Shares sold	828,715	3,109,762	$16,513,489	$72,097,550
Reinvestment of distributions	873,334	911,032	16,881,539	20,033,590
Shares redeemed	(1,161,312)	(2,391,662)	(22,664,105)	(54,542,127)
Net increase (decrease)	540,737	1,629,132	$10,730,923	$37,589,013
Class T
Shares sold	191,168	734,570	$3,778,380	$16,881,464
Reinvestment of distributions	103,040	97,386	1,980,422	2,130,797
Shares redeemed	(213,390)	(364,096)	(4,183,541)	(8,173,269)
Net increase (decrease)	80,818	467,860	$1,575,261	$10,838,992
Class B
Shares sold	44	3,301	$852	$77,862
Reinvestment of distributions	1,480	2,423	28,467	52,867
Shares redeemed	(4,870)	(11,358)	(95,400)	(258,989)
Net increase (decrease)	(3,346)	(5,634)	$(66,081)	$(128,260)
Class C
Shares sold	120,008	407,214	$2,316,090	$9,151,851
Reinvestment of distributions	81,688	86,086	1,540,645	1,849,987
Shares redeemed	(159,272)	(285,644)	(3,064,905)	(6,367,594)
Net increase (decrease)	42,424	207,656	$791,830	$4,634,244
Class I
Shares sold	261,355	1,334,628	$5,462,021	$32,026,397
Reinvestment of distributions	157,235	131,239	3,204,452	3,031,625
Shares redeemed	(465,587)	(710,295)	(9,754,208)	(16,937,834)
Net increase (decrease)	(46,997)	755,572	$(1,087,735)	$18,120,188
Class Z
Shares sold	3	1	$54	$26
Reinvestment of distributions	311	425	6,285	9,749
Shares redeemed	(588)	(1,307)	(12,079)	(32,087)
Net increase (decrease)	(274)	(881)	$(5,740)	$(22,312)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 54% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Class O	.47%
Actual		$1,000.00	$1,042.50	$2.40
Hypothetical-C		$1,000.00	$1,022.65	$2.38
Class A	.84%
Actual		$1,000.00	$1,040.80	$4.29
Hypothetical-C		$1,000.00	$1,020.80	$4.24
Class T	1.24%
Actual		$1,000.00	$1,038.40	$6.32
Hypothetical-C		$1,000.00	$1,018.80	$6.26
Class B	1.76%
Actual		$1,000.00	$1,036.00	$8.96
Hypothetical-C		$1,000.00	$1,016.20	$8.87
Class C	1.76%
Actual		$1,000.00	$1,035.70	$8.96
Hypothetical-C		$1,000.00	$1,016.20	$8.87
Class I	.64%
Actual		$1,000.00	$1,042.00	$3.27
Hypothetical-C		$1,000.00	$1,021.80	$3.23
Class Z	.51%
Actual		$1,000.00	$1,042.40	$2.60
Hypothetical-C		$1,000.00	$1,022.45	$2.58

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ADESZ-SANN-0516
1.9584712.102

Fidelity® Destiny® Portfolios: Fidelity Advisor® Diversified Stock Fund Class A Semi-Annual Report March 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class C	2.9	3.1
Apple, Inc.	2.8	3.0
Cisco Systems, Inc.	2.6	2.1
Procter & Gamble Co.	2.2	2.4
JPMorgan Chase & Co.	2.2	2.4
Johnson & Johnson	2.1	2.4
General Electric Co.	2.0	2.9
Qualcomm, Inc.	1.7	1.7
Exelon Corp.	1.7	1.2
Visa, Inc. Class A	1.6	1.6
	21.8

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.8	22.1
Information Technology	19.2	22.4
Health Care	12.3	11.7
Industrials	11.5	11.0
Energy	9.5	7.8

Asset Allocation (% of fund's net assets)

As of March 31, 2016 *
Stocks	95.5%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 11.0%

As of September 30, 2015*
Stocks	99.3%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 10.7%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Automobiles - 0.9%
Fiat Chrysler Automobiles NV	200,000	$1,615,818
General Motors Co.	450,000	14,143,500
		15,759,318
Hotels, Restaurants & Leisure - 0.1%
El Pollo Loco Holdings, Inc. (a)(b)	100,000	1,334,000
Household Durables - 1.3%
KB Home	875,000	12,495,000
Taylor Morrison Home Corp. (a)	336,553	4,752,128
Tupperware Brands Corp.	100,000	5,798,000
		23,045,128
Leisure Products - 1.6%
Brunswick Corp.	212,500	10,195,750
New Academy Holding Co. LLC unit (a)(c)(d)	60,000	9,517,800
NJOY, Inc. (a)(d)	787,487	100,798
Polaris Industries, Inc.	85,000	8,370,800
		28,185,148
Media - 2.1%
Comcast Corp. Class A	312,500	19,087,500
Time Warner, Inc.	140,000	10,157,000
Viacom, Inc. Class B (non-vtg.)	187,500	7,740,000
		36,984,500
Multiline Retail - 1.6%
Dollar General Corp.	75,000	6,420,000
Target Corp.	250,000	20,570,000
		26,990,000
Specialty Retail - 0.7%
GNC Holdings, Inc.	100,600	3,194,050
Stage Stores, Inc. (b)	350,300	2,823,418
TJX Companies, Inc.	75,000	5,876,250
		11,893,718
Textiles, Apparel & Luxury Goods - 0.2%
Tory Burch LLC unit (d)(e)	70,274	4,099,785

TOTAL CONSUMER DISCRETIONARY		148,291,597

CONSUMER STAPLES - 5.6%
Beverages - 1.1%
Diageo PLC sponsored ADR	75,000	8,090,250
The Coca-Cola Co.	225,000	10,437,750
		18,528,000
Food & Staples Retailing - 1.6%
CVS Health Corp.	225,000	23,339,250
Whole Foods Market, Inc.	150,000	4,666,500
		28,005,750
Food Products - 0.5%
Amplify Snack Brands, Inc. (b)	426,800	6,111,776
B&G Foods, Inc. Class A	100,000	3,481,000
		9,592,776
Household Products - 2.2%
Procter & Gamble Co.	475,000	39,097,250
Personal Products - 0.2%
Avon Products, Inc.	600,000	2,886,000

TOTAL CONSUMER STAPLES		98,109,776

ENERGY - 9.4%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	237,500	10,409,625
Ensco PLC Class A	150,000	1,555,500
Oceaneering International, Inc.	100,000	3,324,000
		15,289,125
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.	162,500	7,567,625
Apache Corp.	137,500	6,711,375
Cameco Corp. (b)	175,000	2,246,198
Chevron Corp.	300,000	28,620,000
CONSOL Energy, Inc. (b)	450,000	5,080,500
Energy Transfer Equity LP	1,803,400	12,858,242
Foresight Energy LP	456,938	511,771
Imperial Oil Ltd.	275,000	9,187,488
Kinder Morgan, Inc.	450,000	8,037,000
PDC Energy, Inc. (a)	5,500	326,975
Suncor Energy, Inc.	850,000	23,672,377
Teekay Offshore Partners LP	147,002	833,501
The Williams Companies, Inc.	1,442,700	23,184,189
Trilogy Energy Corp. (a)	100,000	275,650
Williams Partners LP	913,700	18,685,165
		147,798,056

TOTAL ENERGY		163,087,181

FINANCIALS - 19.8%
Banks - 8.3%
Bank of America Corp.	2,100,000	28,392,000
Comerica, Inc.	162,500	6,153,875
First Niagara Financial Group, Inc.	250,000	2,420,000
Huntington Bancshares, Inc.	650,000	6,201,000
JPMorgan Chase & Co.	650,000	38,493,000
KeyCorp	600,000	6,624,000
M&T Bank Corp.	47,500	5,272,500
Regions Financial Corp.	1,000,000	7,850,000
Standard Chartered PLC (United Kingdom)	450,014	3,054,245
SunTrust Banks, Inc.	350,000	12,628,000
U.S. Bancorp	300,000	12,177,000
Wells Fargo & Co.	325,000	15,717,000
		144,982,620
Capital Markets - 5.7%
Ares Capital Corp.	400,000	5,936,000
Franklin Resources, Inc.	87,500	3,416,875
KKR & Co. LP	1,300,000	19,097,000
Morgan Stanley	900,000	22,509,000
PJT Partners, Inc. (b)	23,750	571,188
State Street Corp.	350,000	20,482,000
The Blackstone Group LP	962,500	26,998,125
		99,010,188
Diversified Financial Services - 1.1%
KKR Renaissance Co-Invest LP unit (a)(d)	50,000	4,899,000
McGraw Hill Financial, Inc.	85,000	8,413,300
MSCI, Inc. Class A	75,000	5,556,000
		18,868,300
Insurance - 3.1%
American International Group, Inc.	300,000	16,215,000
Chubb Ltd.	149,812	17,850,100
MetLife, Inc.	425,000	18,674,500
Pricoa Global Funding I	12,500	902,750
		53,642,350
Thrifts & Mortgage Finance - 1.6%
MGIC Investment Corp. (a)	650,000	4,985,500
Radian Group, Inc.	1,784,600	22,129,040
		27,114,540

TOTAL FINANCIALS		343,617,998

HEALTH CARE - 12.3%
Biotechnology - 4.2%
AbbVie, Inc.	312,500	17,850,000
Alnylam Pharmaceuticals, Inc. (a)	17,300	1,085,921
Amgen, Inc.	110,000	16,492,300
Biogen, Inc. (a)	35,000	9,111,200
BioMarin Pharmaceutical, Inc. (a)	40,000	3,299,200
Celgene Corp. (a)	50,000	5,004,500
Gilead Sciences, Inc.	150,000	13,779,000
Intercept Pharmaceuticals, Inc. (a)	17,000	2,183,990
Spark Therapeutics, Inc. (a)	45,700	1,348,607
Trevena, Inc. (a)	325,000	2,687,750
		72,842,468
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	500,000	9,405,000
Medtronic PLC	285,000	21,375,000
		30,780,000
Health Care Providers & Services - 1.2%
Cigna Corp.	35,000	4,803,400
Express Scripts Holding Co. (a)	112,500	7,727,625
HealthSouth Corp. warrants 1/17/17 (a)	1,006	2,062
McKesson Corp.	50,000	7,862,500
		20,395,587
Pharmaceuticals - 5.1%
Astellas Pharma, Inc.	275,000	3,654,615
GlaxoSmithKline PLC sponsored ADR	400,000	16,220,000
Jazz Pharmaceuticals PLC (a)	80,000	10,444,000
Johnson & Johnson	337,500	36,517,500
Merck & Co., Inc.	200,000	10,582,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	150,000	8,026,500
TherapeuticsMD, Inc. (a)	475,000	3,040,000
Valeant Pharmaceuticals International, Inc. (Canada) (a)	25,000	657,500
		89,142,115

TOTAL HEALTH CARE		213,160,170

INDUSTRIALS - 11.5%
Aerospace & Defense - 2.2%
The Boeing Co.	130,000	16,502,200
United Technologies Corp.	225,000	22,522,500
		39,024,700
Air Freight & Logistics - 2.2%
FedEx Corp.	65,000	10,576,800
PostNL NV (a)	2,669,100	10,873,065
United Parcel Service, Inc. Class B	162,500	17,138,875
		38,588,740
Airlines - 0.2%
Copa Holdings SA Class A	62,500	4,234,375
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. (a)	300,000	13,065,000
Electrical Equipment - 0.9%
AMETEK, Inc.	95,000	4,748,100
Eaton Corp. PLC	170,000	10,635,200
		15,383,300
Industrial Conglomerates - 2.0%
General Electric Co.	1,100,026	34,969,827
Machinery - 0.9%
Cummins, Inc.	52,500	5,771,850
Joy Global, Inc. (b)	87,500	1,406,125
Rational AG	15,000	8,017,074
		15,195,049
Professional Services - 0.5%
Acacia Research Corp.	2,085,000	7,902,150
Road & Rail - 1.8%
Celadon Group, Inc.	500,000	5,240,000
CSX Corp.	175,000	4,506,250
Genesee & Wyoming, Inc. Class A (a)	62,500	3,918,750
J.B. Hunt Transport Services, Inc.	120,000	10,108,800
Norfolk Southern Corp.	30,000	2,497,500
Swift Transporation Co. (a)	225,000	4,191,750
		30,463,050

TOTAL INDUSTRIALS		198,826,191

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 2.6%
Cisco Systems, Inc.	1,600,000	45,552,000
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	112,500	6,966,000
Internet Software & Services - 5.5%
Alphabet, Inc. Class C	68,000	50,656,601
Facebook, Inc. Class A (a)	230,000	26,243,000
Rackspace Hosting, Inc. (a)	70,100	1,513,459
Twitter, Inc. (a)	87,500	1,448,125
Yahoo!, Inc. (a)	400,000	14,724,000
		94,585,185
IT Services - 5.2%
First Data Corp.	684,816	8,418,443
IBM Corp.	175,000	26,503,750
MasterCard, Inc. Class A	150,000	14,175,000
Paychex, Inc.	150,000	8,101,500
PayPal Holdings, Inc. (a)	125,000	4,825,000
Visa, Inc. Class A	375,000	28,680,000
		90,703,693
Semiconductors & Semiconductor Equipment - 1.7%
Qualcomm, Inc.	575,000	29,405,500
Software - 0.2%
Mobileye NV (a)	105,000	3,915,450
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	450,000	49,045,500
EMC Corp.	475,000	12,658,750
		61,704,250

TOTAL INFORMATION TECHNOLOGY		332,832,078

MATERIALS - 3.0%
Chemicals - 2.0%
LyondellBasell Industries NV Class A	100,000	8,558,000
Monsanto Co.	125,000	10,967,500
Potash Corp. of Saskatchewan, Inc.	300,000	5,107,218
The Dow Chemical Co.	162,500	8,264,750
Tronox Ltd. Class A	245,700	1,570,023
		34,467,491
Containers & Packaging - 0.6%
WestRock Co.	250,000	9,757,500
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. (b)	350,000	3,619,000
Randgold Resources Ltd. sponsored ADR	45,000	4,086,450
		7,705,450

TOTAL MATERIALS		51,930,441

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	525,000	20,564,250
Verizon Communications, Inc.	450,000	24,336,000
		44,900,250
UTILITIES - 3.6%
Electric Utilities - 3.6%
Entergy Corp.	112,500	8,919,000
Exelon Corp.	800,000	28,688,000
PPL Corp.	225,000	8,565,750
Southern Co.	300,000	15,519,000
		61,691,750
TOTAL COMMON STOCKS
(Cost $1,549,097,080)		1,656,447,432
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $2,000,000)	2,000,000	1,866,300
	Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 0.39% (f)	76,113,822	76,113,822
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	14,494,625	14,494,625
TOTAL MONEY MARKET FUNDS
(Cost $90,608,447)		90,608,447
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $1,641,705,527)		1,748,922,179
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(14,417,855)
NET ASSETS - 100%		$1,734,504,324

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,617,384 or 1.1% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$5,275,000
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
NJOY, Inc.	6/7/13 - 2/14/14	$878,142
Tory Burch LLC unit	5/14/15	$5,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58,901
Fidelity Securities Lending Cash Central Fund	205,650
Total	$264,551

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$148,291,597	$134,573,214	$--	$13,718,383
Consumer Staples	98,109,776	98,109,776	--	--
Energy	163,087,181	163,087,181	--	--
Financials	343,617,998	338,718,998	--	4,899,000
Health Care	213,160,170	209,505,555	3,654,615	--
Industrials	198,826,191	198,826,191	--	--
Information Technology	332,832,078	324,413,635	8,418,443	--
Materials	51,930,441	51,930,441	--	--
Telecommunication Services	44,900,250	44,900,250	--	--
Utilities	61,691,750	61,691,750	--	--
Corporate Bonds	1,866,300	--	1,866,300	--
Money Market Funds	90,608,447	90,608,447	--	--
Total Investments in Securities:	$1,748,922,179	$1,716,365,438	$13,939,358	$18,617,383

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$29,469,311
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(2,199,035)
Cost of Purchases	883,817
Proceeds of Sales	(9,536,710)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$18,617,383
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$(986,835)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.0%
Ireland	2.4%
Canada	2.3%
United Kingdom	1.7%
Netherlands	1.4%
Switzerland	1.4%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,030,982) — See accompanying schedule: Unaffiliated issuers (cost $1,551,097,080)	$1,658,313,732
Fidelity Central Funds (cost $90,608,447)	90,608,447
Total Investments (cost $1,641,705,527)		$1,748,922,179
Restricted cash		22,820
Receivable for investments sold		919,141
Receivable for fund shares sold		534,295
Dividends receivable		2,320,725
Interest receivable		35,667
Distributions receivable from Fidelity Central Funds		51,538
Prepaid expenses		1,997
Other receivables		52,226
Total assets		1,752,860,588
Liabilities
Payable for investments purchased	$1,459,875
Payable for fund shares redeemed	1,529,071
Accrued management fee	599,160
Distribution and service plan fees payable	75,219
Other affiliated payables	108,381
Other payables and accrued expenses	89,933
Collateral on securities loaned, at value	14,494,625
Total liabilities		18,356,264
Net Assets		$1,734,504,324
Net Assets consist of:
Paid in capital		$1,645,454,470
Undistributed net investment income		8,170,512
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,335,767)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		107,215,109
Net Assets		$1,734,504,324
Class O:
Net Asset Value, offering price and redemption price per share ($1,425,080,595 ÷ 70,618,390.9 shares)		$20.18
Class A:
Net Asset Value and redemption price per share ($214,124,685 ÷ 10,865,725.5 shares)		$19.71
Maximum offering price per share (100/94.25 of $19.71)		$20.91
Class T:
Net Asset Value and redemption price per share ($29,911,407 ÷ 1,527,669.5 shares)		$19.58
Maximum offering price per share (100/96.50 of $19.58)		$20.29
Class B:
Net Asset Value and offering price per share ($385,393 ÷ 19,706.3 shares)(a)		$19.56
Class C:
Net Asset Value and offering price per share ($22,835,179 ÷ 1,190,505.3 shares)(a)		$19.18
Class I:
Net Asset Value, offering price and redemption price per share ($42,093,270 ÷ 2,023,784.5 shares)		$20.80
Class Z:
Net Asset Value, offering price and redemption price per share ($73,795 ÷ 3,577.6 shares)		$20.63

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$20,728,323
Interest		52,178
Income from Fidelity Central Funds		264,551
Total income		21,045,052
Expenses
Management fee	$3,631,717
Transfer agent fees	318,617
Distribution and service plan fees	456,754
Accounting and security lending fees	268,397
Custodian fees and expenses	19,262
Independent trustees' compensation	3,813
Depreciation in deferred trustee compensation account	(308)
Registration fees	46,434
Audit	43,691
Legal	6,437
Interest	104
Miscellaneous	8,524
Total expenses before reductions	4,803,442
Expense reductions	(6,354)	4,797,088
Net investment income (loss)		16,247,964
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(19,258,176)
Foreign currency transactions	2,328
Total net realized gain (loss)		(19,255,848)
Change in net unrealized appreciation (depreciation) on: Investment securities	74,478,946
Assets and liabilities in foreign currencies	(8,010)
Total change in net unrealized appreciation (depreciation)		74,470,936
Net gain (loss)		55,215,088
Net increase (decrease) in net assets resulting from operations		$71,463,052

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,247,964	$34,565,615
Net realized gain (loss)	(19,255,848)	125,335,101
Change in net unrealized appreciation (depreciation)	74,470,936	(268,820,101)
Net increase (decrease) in net assets resulting from operations	71,463,052	(108,919,385)
Distributions to shareholders from net investment income	(28,006,100)	(25,946,174)
Distributions to shareholders from net realized gain	(111,376,978)	(172,571,626)
Total distributions	(139,383,078)	(198,517,800)
Share transactions - net increase (decrease)	66,342,569	(112,378,825)
Total increase (decrease) in net assets	(1,577,457)	(419,816,010)
Net Assets
Beginning of period	1,736,081,781	2,155,897,791
End of period (including undistributed net investment income of $8,170,512 and undistributed net investment income of $19,928,648, respectively)	$1,734,504,324	$1,736,081,781

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class O

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.04	$24.63	$21.17	$17.53	$13.33	$13.55
Income from Investment Operations
Net investment income (loss)A	.20	.40	.40	.32	.24	.18
Net realized and unrealized gain (loss)	.66	(1.71)	3.39	3.64	4.19	(.20)
Total from investment operations	.86	(1.31)	3.79	3.96	4.43	(.02)
Distributions from net investment income	(.36)	(.31)	(.27)	(.29)	(.20)	(.15)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.04)
Total distributions	(1.72)	(2.28)	(.33)	(.32)	(.23)	(.20)B
Net asset value, end of period	$20.18	$21.04	$24.63	$21.17	$17.53	$13.33
Total ReturnC,D,E	4.25%	(5.92)%	18.08%	23.05%	33.55%	(.32)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H	.50%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.47%H	.50%	.51%	.51%	.51%	.51%
Expenses net of all reductions	.47%H	.50%	.50%	.49%	.51%	.50%
Net investment income (loss)	1.95%H	1.70%	1.69%	1.68%	1.53%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$1,425,081	$1,426,230	$1,866,810	$1,622,353	$1,515,727	$1,268,316
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class A

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.55	$24.12	$20.75	$17.18	$13.07	$13.28
Income from Investment Operations
Net investment income (loss)A	.16	.31	.32	.26	.19	.13
Net realized and unrealized gain (loss)	.65	(1.67)	3.33	3.58	4.10	(.20)
Total from investment operations	.81	(1.36)	3.65	3.84	4.29	(.07)
Distributions from net investment income	(.29)	(.24)	(.21)	(.24)	(.15)	(.10)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.04)
Total distributions	(1.65)	(2.21)	(.28)B	(.27)	(.18)	(.14)
Net asset value, end of period	$19.71	$20.55	$24.12	$20.75	$17.18	$13.07
Total ReturnC,D,E,F	4.08%	(6.25)%	17.71%	22.73%	33.06%	(.62)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.84%I	.83%	.81%	.82%	.84%	.86%
Expenses net of fee waivers, if any	.84%I	.83%	.81%	.82%	.84%	.86%
Expenses net of all reductions	.84%I	.82%	.81%	.81%	.84%	.85%
Net investment income (loss)	1.59%I	1.37%	1.38%	1.37%	1.20%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$214,125	$212,181	$209,737	$153,940	$127,100	$98,808
Portfolio turnover rateJ	52%I	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.064 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class T

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.38	$23.95	$20.61	$17.08	$12.99	$13.21
Income from Investment Operations
Net investment income (loss)A	.12	.22	.21	.17	.12	.06
Net realized and unrealized gain (loss)	.63	(1.66)	3.32	3.56	4.08	(.19)
Total from investment operations	.75	(1.44)	3.53	3.73	4.20	(.13)
Distributions from net investment income	(.19)	(.17)	(.13)	(.17)	(.08)	(.05)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.04)
Total distributions	(1.55)	(2.13)B	(.19)	(.20)	(.11)	(.09)
Net asset value, end of period	$19.58	$20.38	$23.95	$20.61	$17.08	$12.99
Total ReturnC,D,E	3.84%	(6.62)%	17.21%	22.11%	32.46%	(1.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%H	1.23%	1.27%	1.28%	1.29%	1.29%
Expenses net of fee waivers, if any	1.24%H	1.23%	1.27%	1.28%	1.29%	1.29%
Expenses net of all reductions	1.24%H	1.23%	1.27%	1.27%	1.28%	1.28%
Net investment income (loss)	1.19%H	.97%	.92%	.91%	.76%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$29,911	$29,482	$23,443	$22,903	$14,874	$11,251
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.13 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.965 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class B

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.24	$23.76	$20.41	$16.87	$12.82	$13.04
Income from Investment Operations
Net investment income (loss)A	.07	.10	.10	.08	.04	(.01)
Net realized and unrealized gain (loss)	.64	(1.64)	3.29	3.53	4.04	(.19)
Total from investment operations	.71	(1.54)	3.39	3.61	4.08	(.20)
Distributions from net investment income	(.03)	(.01)	–	(.04)	–B	–
Distributions from net realized gain	(1.36)	(1.97)	(.04)	(.03)	(.03)	(.02)
Total distributions	(1.39)	(1.98)	(.04)	(.07)	(.03)	(.02)
Net asset value, end of period	$19.56	$20.24	$23.76	$20.41	$16.87	$12.82
Total ReturnC,D,E	3.60%	(7.10)%	16.60%	21.52%	31.87%	(1.57)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.76%H	1.77%	1.77%	1.77%	1.78%	1.78%
Expenses net of fee waivers, if any	1.76%H	1.77%	1.77%	1.77%	1.78%	1.78%
Expenses net of all reductions	1.76%H	1.76%	1.76%	1.75%	1.77%	1.77%
Net investment income (loss)	.67%H	.44%	.43%	.42%	.27%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$385	$467	$682	$705	$826	$776
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class C

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.93	$23.49	$20.28	$16.83	$12.81	$13.04
Income from Investment Operations
Net investment income (loss)A	.06	.10	.10	.08	.04	(.01)
Net realized and unrealized gain (loss)	.63	(1.62)	3.26	3.51	4.04	(.19)
Total from investment operations	.69	(1.52)	3.36	3.59	4.08	(.20)
Distributions from net investment income	(.08)	(.08)	(.09)	(.11)	(.03)	–
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.03)
Total distributions	(1.44)	(2.04)B	(.15)	(.14)	(.06)	(.03)
Net asset value, end of period	$19.18	$19.93	$23.49	$20.28	$16.83	$12.81
Total ReturnC,D,E	3.57%	(7.09)%	16.62%	21.52%	31.89%	(1.58)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.76%H	1.75%	1.76%	1.77%	1.77%	1.78%
Expenses net of fee waivers, if any	1.76%H	1.75%	1.76%	1.77%	1.77%	1.78%
Expenses net of all reductions	1.76%H	1.75%	1.76%	1.75%	1.77%	1.77%
Net investment income (loss)	.67%H	.45%	.43%	.42%	.27%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$22,835	$22,879	$22,094	$11,119	$4,775	$3,030
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.04 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class I

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.61	$25.10	$21.56	$17.84	$13.58	$13.82
Income from Investment Operations
Net investment income (loss)A	.19	.38	.35	.29	.21	.15
Net realized and unrealized gain (loss)	.68	(1.77)	3.49	3.72	4.26	(.20)
Total from investment operations	.87	(1.39)	3.84	4.01	4.47	(.05)
Distributions from net investment income	(.32)	(.14)	(.23)	(.26)	(.18)	(.15)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.04)
Total distributions	(1.68)	(2.10)B	(.30)C	(.29)	(.21)	(.19)
Net asset value, end of period	$20.80	$21.61	$25.10	$21.56	$17.84	$13.58
Total ReturnD,E	4.20%	(6.06)%	17.93%	22.82%	33.17%	(.50)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%	.68%	.71%	.75%	.74%
Expenses net of fee waivers, if any	.64%H	.64%	.68%	.71%	.75%	.74%
Expenses net of all reductions	.64%H	.63%	.67%	.70%	.75%	.73%
Net investment income (loss)	1.79%H	1.56%	1.52%	1.48%	1.29%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$42,093	$44,760	$33,013	$266,008	$223,854	$179,641
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.064 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class Z

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$21.47	$25.09	$21.56	$21.44
Income from Investment Operations
Net investment income (loss)B	.20	.41	.40	.04
Net realized and unrealized gain (loss)	.67	(1.76)	3.47	.08
Total from investment operations	.87	(1.35)	3.87	.12
Distributions from net investment income	(.35)	(.31)	(.27)	–
Distributions from net realized gain	(1.36)	(1.97)	(.06)	–
Total distributions	(1.71)	(2.27)C	(.34)D	–
Net asset value, end of period	$20.63	$21.47	$25.09	$21.56
Total ReturnE,F	4.24%	(5.94)%	18.10%	.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.51%	.51%	.52%I
Expenses net of fee waivers, if any	.51%I	.51%	.51%	.52%I
Expenses net of all reductions	.51%I	.51%	.51%	.50%I
Net investment income (loss)	1.92%I	1.69%	1.68%	1.36%I
Supplemental Data
Net assets, end of period (000 omitted)	$74	$83	$119	$101
Portfolio turnover rateJ	52%I	53%	55%	55%

 A For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distribution of $2.27 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $1.965 per share.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Class I and Class Z, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$18,617,383	Last transaction price	Transaction price	$0.13	Increase
		Market comparable	Discount rate	15.0%	Decrease
			EV/EBITDA multiple	8.5 - 11.5 / 9.5	Increase
			Discount for lack of marketability	15.0%	Decrease
			Probability rate	33.3%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, futures contracts, partnerships, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$267,052,613
Gross unrealized depreciation	(167,407,313)
Net unrealized appreciation (depreciation) on securities	$99,645,300
Tax cost	$1,649,276,879

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through this Subsidiary were $4,122,605 representing .24% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $441,670,474 and $481,448,831, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$266,906	$2,594
Class T	.25%	.25%	74,072	–
Class B	.75%	.25%	2,163	1,622
Class C	.75%	.25%	113,613	20,303
			$456,754	$24,519

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10,930
Class T	3,398
Class C(a)	3,496
$17,824

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, Class I and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$67,432.01
Class A	137,862.13
Class T	40,440.27
Class B	640.30
Class C	33,942.30
Class I	38,283.18
Class Z	18.05
	$318,617

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,768 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$9,075,000.41%		$104

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,953 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,258,000. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $205,650, including $848 from securities loaned to FCM.

8. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,354.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2016	Year ended September 30, 2015
From net investment income
Class O	$24,029,700	$23,240,677
Class A	2,964,199	2,228,099
Class T	276,577	185,875
Class B	538	286
Class C	87,577	80,262
Class I	646,211	209,650
Class Z	1,298	1,325
Total	$28,006,100	$25,946,174
From net realized gain
Class O	$91,032,218	$147,315,868
Class A	14,095,488	18,017,348
Class T	1,938,891	2,213,599
Class B	29,246	56,242
Class C	1,546,810	1,996,392
Class I	2,729,338	2,963,753
Class Z	4,987	8,424
Total	$111,376,978	$172,571,626

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2016	Year ended September 30, 2015	Six months ended March 31, 2016	Year ended September 30, 2015
Class O
Shares sold	314,119	2,287,530	$6,329,224	$53,641,943
Reinvestment of distributions	5,127,850	6,840,387	101,377,738	153,635,091
Shares redeemed	(2,613,435)	(17,121,478)	(53,302,851)	(390,687,724)
Net increase (decrease)	2,828,534	(7,993,561)	$54,404,111	$(183,410,690)
Class A
Shares sold	828,715	3,109,762	$16,513,489	$72,097,550
Reinvestment of distributions	873,334	911,032	16,881,539	20,033,590
Shares redeemed	(1,161,312)	(2,391,662)	(22,664,105)	(54,542,127)
Net increase (decrease)	540,737	1,629,132	$10,730,923	$37,589,013
Class T
Shares sold	191,168	734,570	$3,778,380	$16,881,464
Reinvestment of distributions	103,040	97,386	1,980,422	2,130,797
Shares redeemed	(213,390)	(364,096)	(4,183,541)	(8,173,269)
Net increase (decrease)	80,818	467,860	$1,575,261	$10,838,992
Class B
Shares sold	44	3,301	$852	$77,862
Reinvestment of distributions	1,480	2,423	28,467	52,867
Shares redeemed	(4,870)	(11,358)	(95,400)	(258,989)
Net increase (decrease)	(3,346)	(5,634)	$(66,081)	$(128,260)
Class C
Shares sold	120,008	407,214	$2,316,090	$9,151,851
Reinvestment of distributions	81,688	86,086	1,540,645	1,849,987
Shares redeemed	(159,272)	(285,644)	(3,064,905)	(6,367,594)
Net increase (decrease)	42,424	207,656	$791,830	$4,634,244
Class I
Shares sold	261,355	1,334,628	$5,462,021	$32,026,397
Reinvestment of distributions	157,235	131,239	3,204,452	3,031,625
Shares redeemed	(465,587)	(710,295)	(9,754,208)	(16,937,834)
Net increase (decrease)	(46,997)	755,572	$(1,087,735)	$18,120,188
Class Z
Shares sold	3	1	$54	$26
Reinvestment of distributions	311	425	6,285	9,749
Shares redeemed	(588)	(1,307)	(12,079)	(32,087)
Net increase (decrease)	(274)	(881)	$(5,740)	$(22,312)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 54% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Class O	.47%
Actual		$1,000.00	$1,042.50	$2.40
Hypothetical-C		$1,000.00	$1,022.65	$2.38
Class A	.84%
Actual		$1,000.00	$1,040.80	$4.29
Hypothetical-C		$1,000.00	$1,020.80	$4.24
Class T	1.24%
Actual		$1,000.00	$1,038.40	$6.32
Hypothetical-C		$1,000.00	$1,018.80	$6.26
Class B	1.76%
Actual		$1,000.00	$1,036.00	$8.96
Hypothetical-C		$1,000.00	$1,016.20	$8.87
Class C	1.76%
Actual		$1,000.00	$1,035.70	$8.96
Hypothetical-C		$1,000.00	$1,016.20	$8.87
Class I	.64%
Actual		$1,000.00	$1,042.00	$3.27
Hypothetical-C		$1,000.00	$1,021.80	$3.23
Class Z	.51%
Actual		$1,000.00	$1,042.40	$2.60
Hypothetical-C		$1,000.00	$1,022.45	$2.58

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

DESIN-SANN-0516
1.791873.112

Fidelity® Destiny® Portfolios: Fidelity Advisor® Diversified Stock Fund Class O Semi-Annual Report March 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class C	2.9	3.1
Apple, Inc.	2.8	3.0
Cisco Systems, Inc.	2.6	2.1
Procter & Gamble Co.	2.2	2.4
JPMorgan Chase & Co.	2.2	2.4
Johnson & Johnson	2.1	2.4
General Electric Co.	2.0	2.9
Qualcomm, Inc.	1.7	1.7
Exelon Corp.	1.7	1.2
Visa, Inc. Class A	1.6	1.6
	21.8

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.8	22.1
Information Technology	19.2	22.4
Health Care	12.3	11.7
Industrials	11.5	11.0
Energy	9.5	7.8

Asset Allocation (% of fund's net assets)

As of March 31, 2016 *
Stocks	95.5%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 11.0%

As of September 30, 2015*
Stocks	99.3%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 10.7%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Automobiles - 0.9%
Fiat Chrysler Automobiles NV	200,000	$1,615,818
General Motors Co.	450,000	14,143,500
		15,759,318
Hotels, Restaurants & Leisure - 0.1%
El Pollo Loco Holdings, Inc. (a)(b)	100,000	1,334,000
Household Durables - 1.3%
KB Home	875,000	12,495,000
Taylor Morrison Home Corp. (a)	336,553	4,752,128
Tupperware Brands Corp.	100,000	5,798,000
		23,045,128
Leisure Products - 1.6%
Brunswick Corp.	212,500	10,195,750
New Academy Holding Co. LLC unit (a)(c)(d)	60,000	9,517,800
NJOY, Inc. (a)(d)	787,487	100,798
Polaris Industries, Inc.	85,000	8,370,800
		28,185,148
Media - 2.1%
Comcast Corp. Class A	312,500	19,087,500
Time Warner, Inc.	140,000	10,157,000
Viacom, Inc. Class B (non-vtg.)	187,500	7,740,000
		36,984,500
Multiline Retail - 1.6%
Dollar General Corp.	75,000	6,420,000
Target Corp.	250,000	20,570,000
		26,990,000
Specialty Retail - 0.7%
GNC Holdings, Inc.	100,600	3,194,050
Stage Stores, Inc. (b)	350,300	2,823,418
TJX Companies, Inc.	75,000	5,876,250
		11,893,718
Textiles, Apparel & Luxury Goods - 0.2%
Tory Burch LLC unit (d)(e)	70,274	4,099,785

TOTAL CONSUMER DISCRETIONARY		148,291,597

CONSUMER STAPLES - 5.6%
Beverages - 1.1%
Diageo PLC sponsored ADR	75,000	8,090,250
The Coca-Cola Co.	225,000	10,437,750
		18,528,000
Food & Staples Retailing - 1.6%
CVS Health Corp.	225,000	23,339,250
Whole Foods Market, Inc.	150,000	4,666,500
		28,005,750
Food Products - 0.5%
Amplify Snack Brands, Inc. (b)	426,800	6,111,776
B&G Foods, Inc. Class A	100,000	3,481,000
		9,592,776
Household Products - 2.2%
Procter & Gamble Co.	475,000	39,097,250
Personal Products - 0.2%
Avon Products, Inc.	600,000	2,886,000

TOTAL CONSUMER STAPLES		98,109,776

ENERGY - 9.4%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	237,500	10,409,625
Ensco PLC Class A	150,000	1,555,500
Oceaneering International, Inc.	100,000	3,324,000
		15,289,125
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.	162,500	7,567,625
Apache Corp.	137,500	6,711,375
Cameco Corp. (b)	175,000	2,246,198
Chevron Corp.	300,000	28,620,000
CONSOL Energy, Inc. (b)	450,000	5,080,500
Energy Transfer Equity LP	1,803,400	12,858,242
Foresight Energy LP	456,938	511,771
Imperial Oil Ltd.	275,000	9,187,488
Kinder Morgan, Inc.	450,000	8,037,000
PDC Energy, Inc. (a)	5,500	326,975
Suncor Energy, Inc.	850,000	23,672,377
Teekay Offshore Partners LP	147,002	833,501
The Williams Companies, Inc.	1,442,700	23,184,189
Trilogy Energy Corp. (a)	100,000	275,650
Williams Partners LP	913,700	18,685,165
		147,798,056

TOTAL ENERGY		163,087,181

FINANCIALS - 19.8%
Banks - 8.3%
Bank of America Corp.	2,100,000	28,392,000
Comerica, Inc.	162,500	6,153,875
First Niagara Financial Group, Inc.	250,000	2,420,000
Huntington Bancshares, Inc.	650,000	6,201,000
JPMorgan Chase & Co.	650,000	38,493,000
KeyCorp	600,000	6,624,000
M&T Bank Corp.	47,500	5,272,500
Regions Financial Corp.	1,000,000	7,850,000
Standard Chartered PLC (United Kingdom)	450,014	3,054,245
SunTrust Banks, Inc.	350,000	12,628,000
U.S. Bancorp	300,000	12,177,000
Wells Fargo & Co.	325,000	15,717,000
		144,982,620
Capital Markets - 5.7%
Ares Capital Corp.	400,000	5,936,000
Franklin Resources, Inc.	87,500	3,416,875
KKR & Co. LP	1,300,000	19,097,000
Morgan Stanley	900,000	22,509,000
PJT Partners, Inc. (b)	23,750	571,188
State Street Corp.	350,000	20,482,000
The Blackstone Group LP	962,500	26,998,125
		99,010,188
Diversified Financial Services - 1.1%
KKR Renaissance Co-Invest LP unit (a)(d)	50,000	4,899,000
McGraw Hill Financial, Inc.	85,000	8,413,300
MSCI, Inc. Class A	75,000	5,556,000
		18,868,300
Insurance - 3.1%
American International Group, Inc.	300,000	16,215,000
Chubb Ltd.	149,812	17,850,100
MetLife, Inc.	425,000	18,674,500
Pricoa Global Funding I	12,500	902,750
		53,642,350
Thrifts & Mortgage Finance - 1.6%
MGIC Investment Corp. (a)	650,000	4,985,500
Radian Group, Inc.	1,784,600	22,129,040
		27,114,540

TOTAL FINANCIALS		343,617,998

HEALTH CARE - 12.3%
Biotechnology - 4.2%
AbbVie, Inc.	312,500	17,850,000
Alnylam Pharmaceuticals, Inc. (a)	17,300	1,085,921
Amgen, Inc.	110,000	16,492,300
Biogen, Inc. (a)	35,000	9,111,200
BioMarin Pharmaceutical, Inc. (a)	40,000	3,299,200
Celgene Corp. (a)	50,000	5,004,500
Gilead Sciences, Inc.	150,000	13,779,000
Intercept Pharmaceuticals, Inc. (a)	17,000	2,183,990
Spark Therapeutics, Inc. (a)	45,700	1,348,607
Trevena, Inc. (a)	325,000	2,687,750
		72,842,468
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	500,000	9,405,000
Medtronic PLC	285,000	21,375,000
		30,780,000
Health Care Providers & Services - 1.2%
Cigna Corp.	35,000	4,803,400
Express Scripts Holding Co. (a)	112,500	7,727,625
HealthSouth Corp. warrants 1/17/17 (a)	1,006	2,062
McKesson Corp.	50,000	7,862,500
		20,395,587
Pharmaceuticals - 5.1%
Astellas Pharma, Inc.	275,000	3,654,615
GlaxoSmithKline PLC sponsored ADR	400,000	16,220,000
Jazz Pharmaceuticals PLC (a)	80,000	10,444,000
Johnson & Johnson	337,500	36,517,500
Merck & Co., Inc.	200,000	10,582,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	150,000	8,026,500
TherapeuticsMD, Inc. (a)	475,000	3,040,000
Valeant Pharmaceuticals International, Inc. (Canada) (a)	25,000	657,500
		89,142,115

TOTAL HEALTH CARE		213,160,170

INDUSTRIALS - 11.5%
Aerospace & Defense - 2.2%
The Boeing Co.	130,000	16,502,200
United Technologies Corp.	225,000	22,522,500
		39,024,700
Air Freight & Logistics - 2.2%
FedEx Corp.	65,000	10,576,800
PostNL NV (a)	2,669,100	10,873,065
United Parcel Service, Inc. Class B	162,500	17,138,875
		38,588,740
Airlines - 0.2%
Copa Holdings SA Class A	62,500	4,234,375
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. (a)	300,000	13,065,000
Electrical Equipment - 0.9%
AMETEK, Inc.	95,000	4,748,100
Eaton Corp. PLC	170,000	10,635,200
		15,383,300
Industrial Conglomerates - 2.0%
General Electric Co.	1,100,026	34,969,827
Machinery - 0.9%
Cummins, Inc.	52,500	5,771,850
Joy Global, Inc. (b)	87,500	1,406,125
Rational AG	15,000	8,017,074
		15,195,049
Professional Services - 0.5%
Acacia Research Corp.	2,085,000	7,902,150
Road & Rail - 1.8%
Celadon Group, Inc.	500,000	5,240,000
CSX Corp.	175,000	4,506,250
Genesee & Wyoming, Inc. Class A (a)	62,500	3,918,750
J.B. Hunt Transport Services, Inc.	120,000	10,108,800
Norfolk Southern Corp.	30,000	2,497,500
Swift Transporation Co. (a)	225,000	4,191,750
		30,463,050

TOTAL INDUSTRIALS		198,826,191

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 2.6%
Cisco Systems, Inc.	1,600,000	45,552,000
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	112,500	6,966,000
Internet Software & Services - 5.5%
Alphabet, Inc. Class C	68,000	50,656,601
Facebook, Inc. Class A (a)	230,000	26,243,000
Rackspace Hosting, Inc. (a)	70,100	1,513,459
Twitter, Inc. (a)	87,500	1,448,125
Yahoo!, Inc. (a)	400,000	14,724,000
		94,585,185
IT Services - 5.2%
First Data Corp.	684,816	8,418,443
IBM Corp.	175,000	26,503,750
MasterCard, Inc. Class A	150,000	14,175,000
Paychex, Inc.	150,000	8,101,500
PayPal Holdings, Inc. (a)	125,000	4,825,000
Visa, Inc. Class A	375,000	28,680,000
		90,703,693
Semiconductors & Semiconductor Equipment - 1.7%
Qualcomm, Inc.	575,000	29,405,500
Software - 0.2%
Mobileye NV (a)	105,000	3,915,450
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	450,000	49,045,500
EMC Corp.	475,000	12,658,750
		61,704,250

TOTAL INFORMATION TECHNOLOGY		332,832,078

MATERIALS - 3.0%
Chemicals - 2.0%
LyondellBasell Industries NV Class A	100,000	8,558,000
Monsanto Co.	125,000	10,967,500
Potash Corp. of Saskatchewan, Inc.	300,000	5,107,218
The Dow Chemical Co.	162,500	8,264,750
Tronox Ltd. Class A	245,700	1,570,023
		34,467,491
Containers & Packaging - 0.6%
WestRock Co.	250,000	9,757,500
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. (b)	350,000	3,619,000
Randgold Resources Ltd. sponsored ADR	45,000	4,086,450
		7,705,450

TOTAL MATERIALS		51,930,441

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	525,000	20,564,250
Verizon Communications, Inc.	450,000	24,336,000
		44,900,250
UTILITIES - 3.6%
Electric Utilities - 3.6%
Entergy Corp.	112,500	8,919,000
Exelon Corp.	800,000	28,688,000
PPL Corp.	225,000	8,565,750
Southern Co.	300,000	15,519,000
		61,691,750
TOTAL COMMON STOCKS
(Cost $1,549,097,080)		1,656,447,432
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $2,000,000)	2,000,000	1,866,300
	Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 0.39% (f)	76,113,822	76,113,822
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	14,494,625	14,494,625
TOTAL MONEY MARKET FUNDS
(Cost $90,608,447)		90,608,447
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $1,641,705,527)		1,748,922,179
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(14,417,855)
NET ASSETS - 100%		$1,734,504,324

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,617,384 or 1.1% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$5,275,000
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
NJOY, Inc.	6/7/13 - 2/14/14	$878,142
Tory Burch LLC unit	5/14/15	$5,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58,901
Fidelity Securities Lending Cash Central Fund	205,650
Total	$264,551

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$148,291,597	$134,573,214	$--	$13,718,383
Consumer Staples	98,109,776	98,109,776	--	--
Energy	163,087,181	163,087,181	--	--
Financials	343,617,998	338,718,998	--	4,899,000
Health Care	213,160,170	209,505,555	3,654,615	--
Industrials	198,826,191	198,826,191	--	--
Information Technology	332,832,078	324,413,635	8,418,443	--
Materials	51,930,441	51,930,441	--	--
Telecommunication Services	44,900,250	44,900,250	--	--
Utilities	61,691,750	61,691,750	--	--
Corporate Bonds	1,866,300	--	1,866,300	--
Money Market Funds	90,608,447	90,608,447	--	--
Total Investments in Securities:	$1,748,922,179	$1,716,365,438	$13,939,358	$18,617,383

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$29,469,311
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(2,199,035)
Cost of Purchases	883,817
Proceeds of Sales	(9,536,710)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$18,617,383
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$(986,835)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.0%
Ireland	2.4%
Canada	2.3%
United Kingdom	1.7%
Netherlands	1.4%
Switzerland	1.4%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,030,982) — See accompanying schedule: Unaffiliated issuers (cost $1,551,097,080)	$1,658,313,732
Fidelity Central Funds (cost $90,608,447)	90,608,447
Total Investments (cost $1,641,705,527)		$1,748,922,179
Restricted cash		22,820
Receivable for investments sold		919,141
Receivable for fund shares sold		534,295
Dividends receivable		2,320,725
Interest receivable		35,667
Distributions receivable from Fidelity Central Funds		51,538
Prepaid expenses		1,997
Other receivables		52,226
Total assets		1,752,860,588
Liabilities
Payable for investments purchased	$1,459,875
Payable for fund shares redeemed	1,529,071
Accrued management fee	599,160
Distribution and service plan fees payable	75,219
Other affiliated payables	108,381
Other payables and accrued expenses	89,933
Collateral on securities loaned, at value	14,494,625
Total liabilities		18,356,264
Net Assets		$1,734,504,324
Net Assets consist of:
Paid in capital		$1,645,454,470
Undistributed net investment income		8,170,512
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,335,767)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		107,215,109
Net Assets		$1,734,504,324
Class O:
Net Asset Value, offering price and redemption price per share ($1,425,080,595 ÷ 70,618,390.9 shares)		$20.18
Class A:
Net Asset Value and redemption price per share ($214,124,685 ÷ 10,865,725.5 shares)		$19.71
Maximum offering price per share (100/94.25 of $19.71)		$20.91
Class T:
Net Asset Value and redemption price per share ($29,911,407 ÷ 1,527,669.5 shares)		$19.58
Maximum offering price per share (100/96.50 of $19.58)		$20.29
Class B:
Net Asset Value and offering price per share ($385,393 ÷ 19,706.3 shares)(a)		$19.56
Class C:
Net Asset Value and offering price per share ($22,835,179 ÷ 1,190,505.3 shares)(a)		$19.18
Class I:
Net Asset Value, offering price and redemption price per share ($42,093,270 ÷ 2,023,784.5 shares)		$20.80
Class Z:
Net Asset Value, offering price and redemption price per share ($73,795 ÷ 3,577.6 shares)		$20.63

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$20,728,323
Interest		52,178
Income from Fidelity Central Funds		264,551
Total income		21,045,052
Expenses
Management fee	$3,631,717
Transfer agent fees	318,617
Distribution and service plan fees	456,754
Accounting and security lending fees	268,397
Custodian fees and expenses	19,262
Independent trustees' compensation	3,813
Depreciation in deferred trustee compensation account	(308)
Registration fees	46,434
Audit	43,691
Legal	6,437
Interest	104
Miscellaneous	8,524
Total expenses before reductions	4,803,442
Expense reductions	(6,354)	4,797,088
Net investment income (loss)		16,247,964
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(19,258,176)
Foreign currency transactions	2,328
Total net realized gain (loss)		(19,255,848)
Change in net unrealized appreciation (depreciation) on: Investment securities	74,478,946
Assets and liabilities in foreign currencies	(8,010)
Total change in net unrealized appreciation (depreciation)		74,470,936
Net gain (loss)		55,215,088
Net increase (decrease) in net assets resulting from operations		$71,463,052

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,247,964	$34,565,615
Net realized gain (loss)	(19,255,848)	125,335,101
Change in net unrealized appreciation (depreciation)	74,470,936	(268,820,101)
Net increase (decrease) in net assets resulting from operations	71,463,052	(108,919,385)
Distributions to shareholders from net investment income	(28,006,100)	(25,946,174)
Distributions to shareholders from net realized gain	(111,376,978)	(172,571,626)
Total distributions	(139,383,078)	(198,517,800)
Share transactions - net increase (decrease)	66,342,569	(112,378,825)
Total increase (decrease) in net assets	(1,577,457)	(419,816,010)
Net Assets
Beginning of period	1,736,081,781	2,155,897,791
End of period (including undistributed net investment income of $8,170,512 and undistributed net investment income of $19,928,648, respectively)	$1,734,504,324	$1,736,081,781

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class O

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.04	$24.63	$21.17	$17.53	$13.33	$13.55
Income from Investment Operations
Net investment income (loss)A	.20	.40	.40	.32	.24	.18
Net realized and unrealized gain (loss)	.66	(1.71)	3.39	3.64	4.19	(.20)
Total from investment operations	.86	(1.31)	3.79	3.96	4.43	(.02)
Distributions from net investment income	(.36)	(.31)	(.27)	(.29)	(.20)	(.15)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.04)
Total distributions	(1.72)	(2.28)	(.33)	(.32)	(.23)	(.20)B
Net asset value, end of period	$20.18	$21.04	$24.63	$21.17	$17.53	$13.33
Total ReturnC,D,E	4.25%	(5.92)%	18.08%	23.05%	33.55%	(.32)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H	.50%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.47%H	.50%	.51%	.51%	.51%	.51%
Expenses net of all reductions	.47%H	.50%	.50%	.49%	.51%	.50%
Net investment income (loss)	1.95%H	1.70%	1.69%	1.68%	1.53%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$1,425,081	$1,426,230	$1,866,810	$1,622,353	$1,515,727	$1,268,316
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class A

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.55	$24.12	$20.75	$17.18	$13.07	$13.28
Income from Investment Operations
Net investment income (loss)A	.16	.31	.32	.26	.19	.13
Net realized and unrealized gain (loss)	.65	(1.67)	3.33	3.58	4.10	(.20)
Total from investment operations	.81	(1.36)	3.65	3.84	4.29	(.07)
Distributions from net investment income	(.29)	(.24)	(.21)	(.24)	(.15)	(.10)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.04)
Total distributions	(1.65)	(2.21)	(.28)B	(.27)	(.18)	(.14)
Net asset value, end of period	$19.71	$20.55	$24.12	$20.75	$17.18	$13.07
Total ReturnC,D,E,F	4.08%	(6.25)%	17.71%	22.73%	33.06%	(.62)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.84%I	.83%	.81%	.82%	.84%	.86%
Expenses net of fee waivers, if any	.84%I	.83%	.81%	.82%	.84%	.86%
Expenses net of all reductions	.84%I	.82%	.81%	.81%	.84%	.85%
Net investment income (loss)	1.59%I	1.37%	1.38%	1.37%	1.20%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$214,125	$212,181	$209,737	$153,940	$127,100	$98,808
Portfolio turnover rateJ	52%I	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.064 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class T

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.38	$23.95	$20.61	$17.08	$12.99	$13.21
Income from Investment Operations
Net investment income (loss)A	.12	.22	.21	.17	.12	.06
Net realized and unrealized gain (loss)	.63	(1.66)	3.32	3.56	4.08	(.19)
Total from investment operations	.75	(1.44)	3.53	3.73	4.20	(.13)
Distributions from net investment income	(.19)	(.17)	(.13)	(.17)	(.08)	(.05)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.04)
Total distributions	(1.55)	(2.13)B	(.19)	(.20)	(.11)	(.09)
Net asset value, end of period	$19.58	$20.38	$23.95	$20.61	$17.08	$12.99
Total ReturnC,D,E	3.84%	(6.62)%	17.21%	22.11%	32.46%	(1.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%H	1.23%	1.27%	1.28%	1.29%	1.29%
Expenses net of fee waivers, if any	1.24%H	1.23%	1.27%	1.28%	1.29%	1.29%
Expenses net of all reductions	1.24%H	1.23%	1.27%	1.27%	1.28%	1.28%
Net investment income (loss)	1.19%H	.97%	.92%	.91%	.76%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$29,911	$29,482	$23,443	$22,903	$14,874	$11,251
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.13 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.965 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class B

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.24	$23.76	$20.41	$16.87	$12.82	$13.04
Income from Investment Operations
Net investment income (loss)A	.07	.10	.10	.08	.04	(.01)
Net realized and unrealized gain (loss)	.64	(1.64)	3.29	3.53	4.04	(.19)
Total from investment operations	.71	(1.54)	3.39	3.61	4.08	(.20)
Distributions from net investment income	(.03)	(.01)	–	(.04)	–B	–
Distributions from net realized gain	(1.36)	(1.97)	(.04)	(.03)	(.03)	(.02)
Total distributions	(1.39)	(1.98)	(.04)	(.07)	(.03)	(.02)
Net asset value, end of period	$19.56	$20.24	$23.76	$20.41	$16.87	$12.82
Total ReturnC,D,E	3.60%	(7.10)%	16.60%	21.52%	31.87%	(1.57)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.76%H	1.77%	1.77%	1.77%	1.78%	1.78%
Expenses net of fee waivers, if any	1.76%H	1.77%	1.77%	1.77%	1.78%	1.78%
Expenses net of all reductions	1.76%H	1.76%	1.76%	1.75%	1.77%	1.77%
Net investment income (loss)	.67%H	.44%	.43%	.42%	.27%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$385	$467	$682	$705	$826	$776
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class C

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.93	$23.49	$20.28	$16.83	$12.81	$13.04
Income from Investment Operations
Net investment income (loss)A	.06	.10	.10	.08	.04	(.01)
Net realized and unrealized gain (loss)	.63	(1.62)	3.26	3.51	4.04	(.19)
Total from investment operations	.69	(1.52)	3.36	3.59	4.08	(.20)
Distributions from net investment income	(.08)	(.08)	(.09)	(.11)	(.03)	–
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.03)
Total distributions	(1.44)	(2.04)B	(.15)	(.14)	(.06)	(.03)
Net asset value, end of period	$19.18	$19.93	$23.49	$20.28	$16.83	$12.81
Total ReturnC,D,E	3.57%	(7.09)%	16.62%	21.52%	31.89%	(1.58)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.76%H	1.75%	1.76%	1.77%	1.77%	1.78%
Expenses net of fee waivers, if any	1.76%H	1.75%	1.76%	1.77%	1.77%	1.78%
Expenses net of all reductions	1.76%H	1.75%	1.76%	1.75%	1.77%	1.77%
Net investment income (loss)	.67%H	.45%	.43%	.42%	.27%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$22,835	$22,879	$22,094	$11,119	$4,775	$3,030
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.04 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class I

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.61	$25.10	$21.56	$17.84	$13.58	$13.82
Income from Investment Operations
Net investment income (loss)A	.19	.38	.35	.29	.21	.15
Net realized and unrealized gain (loss)	.68	(1.77)	3.49	3.72	4.26	(.20)
Total from investment operations	.87	(1.39)	3.84	4.01	4.47	(.05)
Distributions from net investment income	(.32)	(.14)	(.23)	(.26)	(.18)	(.15)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)	(.04)
Total distributions	(1.68)	(2.10)B	(.30)C	(.29)	(.21)	(.19)
Net asset value, end of period	$20.80	$21.61	$25.10	$21.56	$17.84	$13.58
Total ReturnD,E	4.20%	(6.06)%	17.93%	22.82%	33.17%	(.50)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%	.68%	.71%	.75%	.74%
Expenses net of fee waivers, if any	.64%H	.64%	.68%	.71%	.75%	.74%
Expenses net of all reductions	.64%H	.63%	.67%	.70%	.75%	.73%
Net investment income (loss)	1.79%H	1.56%	1.52%	1.48%	1.29%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$42,093	$44,760	$33,013	$266,008	$223,854	$179,641
Portfolio turnover rateI	52%H	53%	55%	55%	40%	76%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.064 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class Z

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$21.47	$25.09	$21.56	$21.44
Income from Investment Operations
Net investment income (loss)B	.20	.41	.40	.04
Net realized and unrealized gain (loss)	.67	(1.76)	3.47	.08
Total from investment operations	.87	(1.35)	3.87	.12
Distributions from net investment income	(.35)	(.31)	(.27)	–
Distributions from net realized gain	(1.36)	(1.97)	(.06)	–
Total distributions	(1.71)	(2.27)C	(.34)D	–
Net asset value, end of period	$20.63	$21.47	$25.09	$21.56
Total ReturnE,F	4.24%	(5.94)%	18.10%	.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.51%	.51%	.52%I
Expenses net of fee waivers, if any	.51%I	.51%	.51%	.52%I
Expenses net of all reductions	.51%I	.51%	.51%	.50%I
Net investment income (loss)	1.92%I	1.69%	1.68%	1.36%I
Supplemental Data
Net assets, end of period (000 omitted)	$74	$83	$119	$101
Portfolio turnover rateJ	52%I	53%	55%	55%

 A For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distribution of $2.27 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $1.965 per share.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Class I and Class Z, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$18,617,383	Last transaction price	Transaction price	$0.13	Increase
		Market comparable	Discount rate	15.0%	Decrease
			EV/EBITDA multiple	8.5 - 11.5 / 9.5	Increase
			Discount for lack of marketability	15.0%	Decrease
			Probability rate	33.3%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, futures contracts, partnerships, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$267,052,613
Gross unrealized depreciation	(167,407,313)
Net unrealized appreciation (depreciation) on securities	$99,645,300
Tax cost	$1,649,276,879

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through this Subsidiary were $4,122,605 representing .24% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $441,670,474 and $481,448,831, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$266,906	$2,594
Class T	.25%	.25%	74,072	–
Class B	.75%	.25%	2,163	1,622
Class C	.75%	.25%	113,613	20,303
			$456,754	$24,519

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10,930
Class T	3,398
Class C(a)	3,496
$17,824

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, Class I and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$67,432.01
Class A	137,862.13
Class T	40,440.27
Class B	640.30
Class C	33,942.30
Class I	38,283.18
Class Z	18.05
	$318,617

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,768 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$9,075,000.41%		$104

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,953 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,258,000. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $205,650, including $848 from securities loaned to FCM.

8. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,354.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2016	Year ended September 30, 2015
From net investment income
Class O	$24,029,700	$23,240,677
Class A	2,964,199	2,228,099
Class T	276,577	185,875
Class B	538	286
Class C	87,577	80,262
Class I	646,211	209,650
Class Z	1,298	1,325
Total	$28,006,100	$25,946,174
From net realized gain
Class O	$91,032,218	$147,315,868
Class A	14,095,488	18,017,348
Class T	1,938,891	2,213,599
Class B	29,246	56,242
Class C	1,546,810	1,996,392
Class I	2,729,338	2,963,753
Class Z	4,987	8,424
Total	$111,376,978	$172,571,626

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2016	Year ended September 30, 2015	Six months ended March 31, 2016	Year ended September 30, 2015
Class O
Shares sold	314,119	2,287,530	$6,329,224	$53,641,943
Reinvestment of distributions	5,127,850	6,840,387	101,377,738	153,635,091
Shares redeemed	(2,613,435)	(17,121,478)	(53,302,851)	(390,687,724)
Net increase (decrease)	2,828,534	(7,993,561)	$54,404,111	$(183,410,690)
Class A
Shares sold	828,715	3,109,762	$16,513,489	$72,097,550
Reinvestment of distributions	873,334	911,032	16,881,539	20,033,590
Shares redeemed	(1,161,312)	(2,391,662)	(22,664,105)	(54,542,127)
Net increase (decrease)	540,737	1,629,132	$10,730,923	$37,589,013
Class T
Shares sold	191,168	734,570	$3,778,380	$16,881,464
Reinvestment of distributions	103,040	97,386	1,980,422	2,130,797
Shares redeemed	(213,390)	(364,096)	(4,183,541)	(8,173,269)
Net increase (decrease)	80,818	467,860	$1,575,261	$10,838,992
Class B
Shares sold	44	3,301	$852	$77,862
Reinvestment of distributions	1,480	2,423	28,467	52,867
Shares redeemed	(4,870)	(11,358)	(95,400)	(258,989)
Net increase (decrease)	(3,346)	(5,634)	$(66,081)	$(128,260)
Class C
Shares sold	120,008	407,214	$2,316,090	$9,151,851
Reinvestment of distributions	81,688	86,086	1,540,645	1,849,987
Shares redeemed	(159,272)	(285,644)	(3,064,905)	(6,367,594)
Net increase (decrease)	42,424	207,656	$791,830	$4,634,244
Class I
Shares sold	261,355	1,334,628	$5,462,021	$32,026,397
Reinvestment of distributions	157,235	131,239	3,204,452	3,031,625
Shares redeemed	(465,587)	(710,295)	(9,754,208)	(16,937,834)
Net increase (decrease)	(46,997)	755,572	$(1,087,735)	$18,120,188
Class Z
Shares sold	3	1	$54	$26
Reinvestment of distributions	311	425	6,285	9,749
Shares redeemed	(588)	(1,307)	(12,079)	(32,087)
Net increase (decrease)	(274)	(881)	$(5,740)	$(22,312)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 54% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Class O	.47%
Actual		$1,000.00	$1,042.50	$2.40
Hypothetical-C		$1,000.00	$1,022.65	$2.38
Class A	.84%
Actual		$1,000.00	$1,040.80	$4.29
Hypothetical-C		$1,000.00	$1,020.80	$4.24
Class T	1.24%
Actual		$1,000.00	$1,038.40	$6.32
Hypothetical-C		$1,000.00	$1,018.80	$6.26
Class B	1.76%
Actual		$1,000.00	$1,036.00	$8.96
Hypothetical-C		$1,000.00	$1,016.20	$8.87
Class C	1.76%
Actual		$1,000.00	$1,035.70	$8.96
Hypothetical-C		$1,000.00	$1,016.20	$8.87
Class I	.64%
Actual		$1,000.00	$1,042.00	$3.27
Hypothetical-C		$1,000.00	$1,021.80	$3.23
Class Z	.51%
Actual		$1,000.00	$1,042.40	$2.60
Hypothetical-C		$1,000.00	$1,022.45	$2.58

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

DESIO-SANN-0516
1.791871.112

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2016